UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02753
SBL FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SBL FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2010	SBL A (Large Cap Core Fund)

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 2.9%
Precision Castparts Corporation	27,950	$3,541,545
United Technologies Corporation	31,500	2,318,715

		5,860,260

Air Freight & Logistics - 1.5%
FedEx Corporation	31,500	2,942,100

Apparel Retail - 1.6%
TJX Companies, Inc.	74,700	3,176,244

Application Software - 0.5%
Synopsys, Inc.*	41,800	935,066

Asset Management & Custody Banks - 0.7%
Bank of New York Mellon Corporation	46,900	1,448,272

Auto Parts & Equipment - 1.6%
Johnson Controls, Inc.	97,600	3,219,824

Biotechnology - 1.6%
Amgen, Inc.*	54,400	3,250,944

Building Products - 1.4%
USG Corporation*	163,200	2,800,512

Coal & Consumable Fuels - 1.1%
Peabody Energy Corporation	47,460	2,168,922

Communications Equipment - 3.5%
Cisco Systems, Inc.*	170,000	4,425,100
Motorola, Inc.*	383,925	2,695,154

		7,120,254

Computer Hardware - 5.4%
Apple, Inc.*	18,810	4,419,033
Hewlett-Packard Company	120,750	6,417,863

		10,836,896

Computer Storage & Peripherals - 2.1%
EMC Corporation*	238,960	4,310,838

Consumer Finance - 0.1%
First Marblehead Corporation*	103,452	293,804

Data Processing & Outsourced Services - 3.9%
Computer Sciences Corporation*	13,000	708,370
Visa, Inc.	36,225	3,297,562
Western Union Company	231,100	3,919,456

		7,925,388

Department Stores - 2.5%
JC Penney Company, Inc.	61,400	1,975,238
Kohl’s Corporation*	57,350	3,141,633

		5,116,871

Diversified Banks - 2.1%
U.S. Bancorp	85,875	2,222,445
Wells Fargo & Company	66,564	2,071,472

		4,293,917

Diversified Chemicals - 2.3%
Dow Chemical Company	158,395	4,683,740

		4,683,740

Drug Retail - 1.0%
CVS Caremark Corporation	58,000	2,120,480

Electric Utilities - 1.5%
Edison International	86,300	2,948,871

Electrical Components & Equipment - 3.3%
Cooper Industries plc	69,380	3,326,076
Emerson Electric Company	65,390	3,291,733

		6,617,809

Electronic Manufacturing Services - 1.2%
Tyco Electronics, Ltd.	85,200	2,341,296

Exchange Traded Funds - 1.6%
iShares Russell 1000 Value Index Fund	20,500	1,251,935
iShares S&P 500 Value Index Fund	33,600	1,897,056

		3,148,991

Food Distributors - 1.6%
Sysco Corporation	110,500	3,259,750

Health Care Equipment - 4.0%
Covidien plc	104,970	5,277,891
Hospira, Inc.*	48,400	2,741,860

		8,019,751

Health Care Services - 0.5%
Medco Health Solutions, Inc.*	17,100	1,103,976

Home Improvement Retail - 3.0%
Home Depot, Inc.	99,415	3,216,075
Lowe’s Companies, Inc.	117,500	2,848,200

		6,064,275

Hotels, Resorts & Cruise Lines - 1.6%
Carnival Corporation	83,550	3,248,424

Hypermarkets & Super Centers - 2.4%
Costco Wholesale Corporation	39,800	2,376,458
Wal-Mart Stores, Inc.	40,900	2,274,040

		4,650,498

Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc.*	41,600	869,440

Industrial Conglomerates - 3.2%
3M Company	39,400	3,292,658
McDermott International, Inc.*	117,000	3,149,640

		6,442,298

Industrial Machinery - 1.0%
Parker Hannifin Corporation	30,600	1,981,044

Insurance Brokers - 1.1%
AON Corporation	51,200	2,186,752

Integrated Oil & Gas - 4.7%
Chevron Corporation	31,700	2,403,811
ConocoPhillips	15,200	777,784
Exxon Mobil Corporation	48,400	3,241,832

Schedule of Investments
March 31, 2010	SBL A (Large Cap Core Fund)

	Shares	Value
COMMON STOCKS - 96.8% (continued)
Integrated Oil & Gas - 4.7% (continued)
Occidental Petroleum Corporation	38,800	$3,280,152

		9,703,579

Integrated Telecommunication Services - 0.5%
Windstream Corporation	98,200	1,069,398

Managed Health Care - 1.1%
Aetna, Inc.	64,300	2,257,573

Movies & Entertainment - 2.7%
Time Warner, Inc.	65,400	2,045,058
Walt Disney Company	99,000	3,456,090

		5,501,148

Oil & Gas Equipment & Services - 2.5%
Halliburton Company	74,200	2,235,646
Schlumberger, Ltd.	43,100	2,735,126

		4,970,772

Oil & Gas Exploration & Production - 0.8%
Chesapeake Energy Corporation	64,200	1,517,688

Oil & Gas Storage & Transportation - 1.1%
Williams Companies, Inc.	99,500	2,298,450

Other Diversified Financial Services - 2.5%
JPMorgan Chase & Company	107,906	4,828,793

		4,828,793

Packaged Foods & Meats - 1.6%
Kraft Foods, Inc.	108,000	3,265,920

Paper Packaging - 0.3%
Bemis Company, Inc.	23,000	660,560

Pharmaceuticals - 3.7%
Merck & Company, Inc.	17,358	648,321
Pfizer, Inc.	182,500	3,129,875
Teva Pharmaceutical Industries, Ltd. ADR	58,490	3,689,550

		7,467,746

Property & Casualty Insurance - 1.3%
Berkshire Hathaway, Inc.*	22	2,679,600

Railroads - 1.3%
Union Pacific Corporation	37,200	2,726,760

Regional Banks - 1.4%
BB&T Corporation	33,700	1,091,543
Fifth Third Bancorp	41,000	557,190
Regions Financial Corporation	149,700	1,175,145

		2,823,878

Research & Consulting Services - 1.6%
Equifax, Inc.	91,900	3,290,020

Semiconductors - 2.1%
Intel Corporation	195,050	4,341,813

Soft Drinks - 2.1%
PepsiCo, Inc.	64,710	4,281,214

Systems Software - 2.2%
Oracle Corporation	170,800	4,387,852

Tobacco - 1.1%
Altria Group, Inc.	32,400	664,848
Philip Morris International, Inc.	30,500	1,590,880

		2,255,728

TOTAL COMMON STOCKS (cost $177,193,926)		$195,715,999

Total Investments - 96.8%[1] (cost $177,193,926)		$195,715,999
Cash & Other Assets, Less Liabilities - 3.2%		6,386,174

Total Net Assets - 100.0%		$202,102,173

For federal income tax purposes, the identified cost of investments owned at March 31, 2010 was $177,548,329.
ADR American Depositary Receipt
plc   Public Limited Company

* Non-income producing security

[1] Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

Schedule of Investments
March 31, 2010	SBL B (Large Cap Value Fund)

	Shares	Value
COMMON STOCKS - 95.6%
Aerospace & Defense - 2.5%
United Technologies Corporation	102,000	$7,508,220

Air Freight & Logistics - 3.2%
FedEx Corporation	101,643	9,493,456

Application Software - 1.0%
Synopsys, Inc.*	134,800	3,015,476

Asset Management & Custody Banks - 1.6%
Bank of New York Mellon Corporation	151,400	4,675,232

Building Products - 3.0%
USG Corporation*	528,000	9,060,480

Computer Hardware - 2.2%
Hewlett-Packard Company	125,000	6,643,750

Consumer Finance - 0.3%
First Marblehead Corporation*	317,112	900,598

Data Processing & Outsourced Services - 5.0%
Computer Sciences Corporation*	40,500	2,206,845
Western Union Company	737,500	12,508,000

		14,714,845

Department Stores - 2.1%
JC Penney Company, Inc.	198,800	6,395,396

Diversified Banks - 4.8%
U.S. Bancorp	277,806	7,189,619
Wells Fargo & Company	242,405	7,543,644

		14,733,263

Diversified Chemicals - 1.7%
Dow Chemical Company	176,400	5,216,148

Drug Retail - 2.3%
CVS Caremark Corporation	186,200	6,807,472

Electric Utilities - 3.3%
Edison International	282,400	9,649,608

Electronic Manufacturing Services - 2.5%
Tyco Electronics, Ltd.	273,950	7,528,146

Exchange Traded Funds - 1.0%
iShares Russell 1000 Value Index Fund	49,500	3,022,965

Health Care Equipment - 4.5%
Covidien plc	101,650	5,110,962
Hospira, Inc.*	148,000	8,384,200

		13,495,162

Health Care Services - 1.2%
Medco Health Solutions, Inc.*	55,100	3,557,256

Home Improvement Retail - 2.8%
Lowe’s Companies, Inc.	343,500	8,326,440

Hypermarkets & Super Centers - 5.0%
Costco Wholesale Corporation	126,400	7,547,344
Wal-Mart Stores, Inc.	132,200	7,350,320

		14,897,664

Independent Power Producers & Energy Traders - 0.9%
NRG Energy, Inc.*	133,500	2,790,150

Industrial Conglomerates - 3.4%
McDermott International, Inc.*	379,900	10,226,908

Industrial Machinery - 2.1%
Parker Hannifin Corporation	99,200	6,422,208

Insurance Brokers - 2.4%
AON Corporation	166,100	7,094,131

Integrated Oil & Gas - 6.6%
Chevron Corporation	98,600	7,476,838
ConocoPhillips	41,200	2,108,204
Exxon Mobil Corporation	151,700	10,160,866

		19,745,908

Integrated Telecommunication Services - 1.2%
Windstream Corporation	331,932	3,614,739

Managed Health Care - 2.4%
Aetna, Inc.	208,500	7,320,435

Movies & Entertainment - 2.5%
Time Warner, Inc.	237,533	7,427,657

Oil & Gas Equipment & Services - 2.5%
Halliburton Company	244,000	7,351,720

Oil & Gas Exploration & Production - 1.4%
Chesapeake Energy Corporation	179,200	4,236,288

Oil & Gas Storage & Transportation - 2.3%
Williams Companies, Inc.	300,700	6,946,170

Other Diversified Financial Services - 1.6%
JPMorgan Chase & Company	106,769	4,777,913

Paper Packaging - 0.7%
Bemis Company, Inc.	73,200	2,102,304

Pharmaceuticals - 0.7%
Merck & Company, Inc.	56,170	2,097,950

Property & Casualty Insurance - 2.9%
Berkshire Hathaway, Inc.*	70	8,526,000

Railroads - 2.9%
Union Pacific Corporation	120,000	8,796,000

Schedule of Investments
March 31, 2010	SBL B (Large Cap Value Fund)

	Shares	Value
COMMON STOCKS - 95.6% (continued)
Regional Banks - 3.1%
BB&T Corporation	109,200	$3,536,988
Fifth Third Bancorp	133,000	1,807,470
Regions Financial Corporation	484,300	3,801,755

		9,146,213

Research & Consulting Services - 3.6%
Equifax, Inc.	295,500	10,578,900

Tobacco - 2.4%
Altria Group, Inc.	108,000	2,216,160
Philip Morris International, Inc.	97,100	5,064,736

		7,280,896

TOTAL COMMON STOCKS (cost $258,434,433)		$286,124,067

	Principal
	Amount	Value
COMMERCIAL PAPER - 3.7%
Diversified Manufacturing - 1.3%
General Electric Co.
0.02%, 04/08/2010[2]	$4,000,000	$3,999,984

Non U.S. Banking – 2.4%
Barclays Funding LLC
0.13%, 04/01/2010[2]	3,000,000	3,000,000
BNP Paribas, Inc.
0.13%, 04/07/2010[2]	4,000,000	3,999,914

		6,999,914

TOTAL COMMERCIAL PAPER (cost $10,999,898)		$10,999,898

Total Investments - 99.3%[1] (cost $269,434,331)		$297,123,965
Cash & Other Assets, Less Liabilities - 0.7%		2,003,718

Total Net Assets - 100.0%		$299,127,683

For federal income tax purposes, the identified cost of investments owned at March 31, 2010 was $269,646,385.

plc	Public Limited Company

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[2]	Value determined based on Level 2 inputs.

Schedule of Investments
March 31, 2010	SBL C (Money Market Fund)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.3%
Other Non-Agency - 0.3%
Small Business Administration
Pools
#502353, 1.00%, 2018[1,2]	$30,582	$30,582
#503295, 0.75%, 2021[1,2]	66,523	65,901
#503308, 0.75%, 2021[1,2]	62,642	62,642
#503303, 0.75%, 2021[1,2]	120,992	119,861
#503347, 0.87%, 2021[1,2]	71,309	71,309
#503343, 0.87%, 2021[1,2]	91,032	91,032

		$441,327

TOTAL ASSET BACKED SECURITIES (cost $443,198)		$441,327

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 56.7%
Federal Farm Credit Bank
0.19%, 5/26/2010[1,2]	$2,000,000	$1,999,960
0.50%, 6/1/2010[1]	2,000,000	2,000,832
0.40%, 10/1/2010[1]	3,000,000	3,001,023
0.45%, 10/21/2010[1]	2,000,000	1,999,392
0.39%, 12/1/2010[1]	2,500,000	2,496,768
0.38%, 12/1/2010[1]	3,000,000	2,995,920
0.40%, 2/3/2011[1]	2,000,000	1,996,830
0.22%, 7/9/2010[1]	2,000,000	1,999,064
0.20%, 8/3/2010[1]	3,120,000	3,117,744
Federal Home Loan Banks
0.60%, 4/20/2011[1]	2,000,000	1,997,334
Federal Home Loan Bank
0.40%, 5/12/2010[1,2]	1,000,000	1,000,266
0.55%, 11/3/2010[1]	2,000,000	1,999,632
0.40%, 12/27/2010[1]	2,000,000	1,997,346
0.41%, 12/29/2010[1]	2,000,000	1,997,440
0.45%, 12/29/2010[1]	2,000,000	1,998,034
0.16%, 1/14/2011[1,2]	2,000,000	1,999,436
0.50%, 3/14/2011[1]	2,000,000	1,998,270
0.57%, 4/13/2011[1]	2,000,000	1,999,124
Federal Home Loan Mortgage
Corporation
0.17%, 5/4/2010[1]	2,000,000	1,999,854
0.15%, 5/24/2010[1]	2,389,000	2,388,718
0.15%, 7/12/2010[1,2]	2,695,000	2,694,865
0.23%, 8/10/2010[1]	1,575,000	1,573,797
Federal National Mortgage
Association
0.05%, 4/1/2010[1]	1,154,000	1,154,000
0.17%, 5/12/2010[1]	2,000,000	1,999,818
0.18%, 5/26/2010[1]	1,528,000	1,527,814
0.14%, 7/13/2010[1,2]	1,800,000	1,799,813
0.20%, 8/2/2010[1]	2,000,000	1,998,566
0.30%, 9/13/2010[1]	2,000,000	1,997,800
0.31%, 10/1/2010[1]	1,100,000	1,098,435
0.34%, 11/1/2010[1]	3,500,000	3,493,760
0.30%, 11/15/2010[1]	2,500,000	2,495,250
0.36%, 12/1/2010[1]	3,600,000	3,591,946
0.39%, 12/2/2010[1]	4,900,000	4,888,994
0.33%, 12/20/2010[1]	2,500,000	2,493,973
0.39%, 1/18/2011[1]	2,000,000	1,993,836

TOTAL GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $77,802,708)		$77,785,654

	Principal
	Amount	Value
COMMERCIAL PAPER - 44.2%
Automotive - 4.7%
American Honda Finance
0.18%, 04/16/2010[1]	$2,500,000	$2,499,813
0.19%, 04/29/2010[1]	2,000,000	1,999,704
0.18%, 05/13/2010[1]	2,000,000	1,999,458

		6,498,975

Banking - 5.3%
Bank of America Corporation
0.17%, 04/20/2010[1]	1,300,000	1,299,883
JP Morgan Chase & Co.
0.18%, 05/18/2010[1]	2,000,000	1,999,530
0.18%, 05/28/2010[1]	2,000,000	1,999,430
JP Morgan Chase & Company
0.14%, 04/27/2010[1]	2,000,000	1,999,798

		7,298,641

Brokerage - 2.5%
Goldman Sachs Group, Inc.
0.14%, 04/16/2010[1]	2,000,000	1,999,883
0.16%, 05/20/2010[1]	1,400,000	1,399,540

		3,399,423

Electric - 2.0%
Southern Company Funding Corporation
0.19%, 04/14/2010[1,3]	2,700,000	2,699,815

Financial Companies — Captive - 1.5%
General Electric Capital Corporation
0.19%, 05/17/2010[1]	2,000,000	1,999,493

Food & Beverage - 5.2%
Cargill, Inc.
0.16%, 04/13/2010[1,3]	1,200,000	1,199,936
Nestle Capital Corporation
0.10%, 04/12/2010[1,3]	2,000,000	1,999,933
0.15%, 05/03/2010[1,3]	2,000,000	1,999,733
0.11%, 05/19/2010[1,3]	2,000,000	1,999,633

		7,199,235

Life Insurance - 1.5%
General Reinsurance Corporation
0.13%, 04/01/2010[1]	2,100,000	2,100,000

Non U.S. Banking - 9.5%
Barclays Funding LLC
0.14%, 04/05/2010[1]	1,700,000	1,699,974
BNP Paribas Finance, Inc.
0.19%, 04/12/2010[1]	2,000,000	1,999,884
0.19%, 04/19/2010[1]	1,800,000	1,799,829
0.18%, 04/08/2010[1]	1,300,000	1,299,956
0.18%, 04/09/2010[1]	1,600,000	1,599,938
0.18%, 04/15/2010[1]	1,200,000	1,199,918
Westpac Banking Corporation
0.17%, 04/07/2010[1,3]	1,300,000	1,299,963

		12,998,843

Pharmaceuticals - 12.0%
Abbott Laboratories
0.11%, 04/05/2010[1,3]	1,500,000	1,499,979
0.12%, 04/19/2010[1,3]	2,000,000	1,999,894
Johnson & Johnson, Inc.
0.16%, 04/19/2010[1,3]	2,000,000	1,999,894
0.15%, 04/20/2010[1,3]	2,200,000	2,199,878
0.20%, 05/25/2010[1,3]	2,500,000	2,499,454

Schedule of Investments
March 31, 2010	SBL C (Money Market Fund)

	Principal
	Amount	Value
COMMERCIAL PAPER - 44.2% (continued)
Merck & Company, Inc.
0.12%, 04/13/2010[1,3]	$1,800,000	$1,799,928
0.18%, 05/21/2010[1,3]	2,500,000	2,499,375
0.19%, 05/25/2010[1,3]	2,000,000	1,999,430

		16,497,832

TOTAL COMMERCIAL PAPER (cost $60,692,314)		$60,692,257

Total Investments - 101.2%[4] (cost $138,938,220)		$138,919,238
Liabilities, Less Cash & Other Assets — (1.2)%		(1,685,668)

Total Net Assets - 100.0%		$137,233,570

For federal income tax purposes, the identified cost of investments owned at March 31, 2010 was $138,938,220.

[1]	Value determined based on Level 2 inputs.

[2]	Variable rate security. Rate indicated is rate effective at March 31, 2010.

[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $27,696,845 (cost $27,696,603), or 20.2% of total net assets.

[4]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

Schedule of Investments
March 31, 2010	SBL D (Global Fund)

	Shares	Value
COMMON STOCKS - 48.8%
Airlines - 0.8%
Alaska Air Group, Inc.*	49,800	$2,053,254

Cable & Satellite - 2.1%
Time Warner Cable, Inc.	105,463	5,622,233

Computer Hardware - 2.2%
Apple, Inc.*	25,257	5,933,627

Construction & Farm Machinery & Heavy Trucks - 0.8%
Oshkosh Corporation	50,800	2,049,272

Education Services - 1.6%
Corinthian Colleges, Inc.*	89,800	1,579,582
ITT Educational Services, Inc.*	23,405	2,632,594

		4,212,176

Electric Utilities - 1.4%
FPL Group, Inc.	42,500	2,054,025
Northeast Utilities	58,810	1,625,508

		3,679,533

Exchange Traded Funds - 0.8%
SPDR S&P 500 ETF Trust	18,741	2,192,510

Gas Utilities - 2.4%
UGI Corporation	255,100	6,770,354

Health Care Facilities - 0.8%
Healthsouth Corporation*	113,200	2,116,840

Health Care Services - 4.3%
Express Scripts, Inc.*	64,305	6,543,676
Medco Health Solutions, Inc.*	82,350	5,316,516

		11,860,192

Home Improvement Retail - 0.7%
Home Depot, Inc.	55,400	1,792,190

Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	36,200	1,270,982

Integrated Oil & Gas - 3.6%
Occidental Petroleum Corporation	66,060	5,584,712
Petroleo Brasileiro S.A. ADR	92,100	4,097,529

		9,682,241

Life & Health Insurance - 0.6%
Protective Life Corporation	79,400	1,746,006

Life Sciences Tools & Services - 2.3%
Life Technologies Corporation*	119,688	6,256,092

Managed Health Care - 0.7%
Humana, Inc.*	41,300	1,931,601

Multi-Line Insurance - 0.6%
Hartford Financial Services Group, Inc.	56,700	1,611,414

Multi-Utilities - 0.7%
Xcel Energy, Inc.	93,100	1,973,720

Office Electronics - 2.3%
Xerox Corporation	643,400	6,273,150

Office Services & Supplies - 0.5%
Pitney Bowes, Inc.	57,600	1,408,320

Oil & Gas Equipment & Services - 0.2%
Helix Energy Solutions Group, Inc.*	35,500	462,565

Oil & Gas Exploration & Production - 1.6%
Forest Oil Corporation*	166,614	4,301,973

Oil & Gas Refining & Marketing - 0.6%
World Fuel Services Corporation	57,300	1,526,472

Other Diversified Financial Services - 2.4%
JPMorgan Chase & Company	147,578	6,604,116

Packaged Foods & Meats - 0.8%
Smithfield Foods, Inc.*	105,200	2,181,848

Paper Packaging - 0.7%
Rock-Tenn Company	39,700	1,809,129

Personal Products - 0.8%
Herbalife, Ltd.	46,700	2,153,804

Pharmaceuticals - 1.5%
Eli Lilly & Company	56,500	2,046,430
Endo Pharmaceuticals Holdings, Inc.*	89,600	2,122,624

		4,169,054

Property & Casualty Insurance - 3.1%
ACE, Ltd.	120,465	6,300,320
W.R. Berkley Corporation	84,000	2,191,560

		8,491,880

Security & Alarm Services - 0.5%
Brink’s Company	51,200	1,445,376

Specialty Stores - 0.7%
Tractor Supply Company	30,400	1,764,720

Systems Software - 2.5%
Check Point Software Technologies*	190,667	6,684,785

Thrifts & Mortgage Finance - 2.0%
Washington Federal, Inc.	266,800	5,421,376

Schedule of Investments
March 31, 2010	SBL D (Global Fund)

	Shares	Value
COMMON STOCKS - 48.8% (continued)
Tobacco - 1.7%
Altria Group, Inc.	227,642	$4,671,214

TOTAL COMMON STOCKS (cost $113,314,522)		$132,124,019

	Shares	Value
FOREIGN STOCKS - 49.4%
Airlines - 0.8%
British Airways plc	576,295	$2,125,746

Asset Management & Custody Banks - 2.6%
Julius Baer Group, Ltd.	197,166	7,152,503

Automobile Manufacturers - 4.2%
Honda Motor Company, Ltd.	132,200	4,666,132
Renault S.A.	114,600	5,371,270
Volkswagen AG	13,816	1,334,293

		11,371,695

Construction & Farm Machinery & Heavy Trucks - 0.7%
SembCorp Marine, Ltd.	628,000	1,880,925

Diversified Banks - 3.0%
DBS Group Holdings, Ltd.	539,000	5,509,632
Standard Chartered plc	100,711	2,747,567

		8,257,199

Electrical Components & Equipment - 3.9%
Nexans S.A.	52,161	4,446,384
Prysmian SpA	316,973	6,229,428

		10,675,812

Electronic Equipment & Instruments - 1.5%
Hitachi, Ltd.	1,075,000	4,012,781

Fertilizers & Agricultural Chemicals - 1.7%
Syngenta AG	16,179	4,492,803

Food Retail - 1.1%
Empire Company, Ltd.	29,804	1,545,806
Metro, Inc.	37,543	1,556,499

		3,102,305

Health Care Services - 1.6%
Fresenius Medical Care AG & Company KGaA	75,047	4,234,603

Integrated Oil & Gas - 1.6%
BG Group plc	252,840	4,375,450

Internet Software & Services - 2.2%
Gree, Inc.	97,442	5,951,054

Life & Health Insurance - 2.3%
Sony Financial Holdings, Inc.	1,911	6,274,956

Multi-Utilities - 2.7%
Veolia Environnement	209,605	7,270,422

Oil & Gas Exploration & Production - 2.9%
CNOOC, Ltd.	3,618,322	5,955,817
EnCana Corporation	58,300	1,813,803

		7,769,620

Packaged Foods & Meats - 2.8%
Marine Harvest ASA *	4,171,260	3,705,977
Toyo Suisan Kaisha, Ltd.	146,703	3,794,084

		7,500,061

Pharmaceuticals - 1.9%
Novartis AG	93,456	5,047,723

Property & Casualty Insurance - 1.3%
Lancashire Holdings, Ltd.	483,997	3,535,334

Semiconductor Equipment - 1.7%
Tokyo Electron, Ltd.	69,600	4,615,434

Semiconductors - 2.0%
Samsung Electronics Company, Ltd.	7,670	5,549,319

Specialty Chemicals - 0.7%
Johnson Matthey plc	68,228	1,808,578

Steel - 1.8%
Voestalpine AG	119,875	4,849,404

Tobacco - 2.0%
Imperial Tobacco Group plc	181,279	5,528,727

Trading Companies & Distributors - 2.4%
Mitsui & Company, Ltd.	381,500	6,410,360

TOTAL FOREIGN STOCKS (cost $125,176,007)		$133,792,814

FOREIGN RIGHTS - 0.0%
Germany - 0.00%
Volkswagen AG Expires 04/13/10	13,816	8,584

TOTAL RIGHTS (cost $7,950)		8,584

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.1%
State Street General Account U.S. Government Fund[2]	$2,908,321	$2,908,321

TOTAL SHORT TERM INVESTMENTS (cost $2,908,321)		$2,908,321

Total Investments - 99.3%[1] (cost $241,406,801)		$268,833,738
Cash & Other Assets, Less Liabilities - 0.7%		1,950,130

Total Net Assets - 100.0%		$270,783,868

Schedule of Investments
March 31, 2010	SBL D (Global Fund)
INVESTMENT CONCENTRATION
At March 31, 2010, the investment diversification of the Series was as follows:

	% of Net
Country	Assets	Value

United States	42.3%	$114,387,582
Japan	13.2	35,724,801
Switzerland	8.5	22,993,349
France	6.3	17,088,076

INVESTMENT CONCENTRATION (continued)

	% of Net
Country	Assets	Value

United Kingdom	6.1%	$16,586,068
Singapore	2.7	7,390,557
Israel	2.5	6,684,785
Italy	2.3	6,229,428
Hong Kong	2.2	5,955,817
Germany	2.1	5,577,480
Republic of Korea	2.0	5,549,319
Canada	1.8	4,916,108
Austria	1.8	4,849,404
Brazil	1.5	4,097,529
Norway	1.4	3,705,977
Bermuda	1.3	3,535,334
Cayman Islands	0.8	2,153,804
US	0.5	1,408,320

Total Investments	99.3	$268,833,738

For federal income tax purposes, the identified cost of investments owned at March 31, 2010 was $242,796,449.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[2]	Value determined based on Level 2 inputs.

Schedule of Investments
March 31, 2010	SBL E (U.S. Intermediate Bond Fund)

	Principal
	Amount	Value
CORPORATE BOND - 56.1%
Banking - 7.8%
Citigroup, Inc.
6.38%, 2014[1]	$500,000	$534,152
6.01%, 2015[1]	2,000,000	2,101,136
8.50%, 2019[1]	1,000,000	1,167,186
JPMorgan Chase & Company
4.65%, 2014[1]	2,000,000	2,113,317
6.30%, 2019[1]	1,000,000	1,103,556
Standard Chartered plc
6.41%, 2049[1,2,3,4]	1,750,000	1,597,878
Wells Fargo & Company
4.38%, 2013[1]	2,000,000	2,110,687

		10,727,912

Brokerage – 2.9%
BlackRock, Inc.
6.25%, 2017[1]	1,500,000	1,649,984
Raymond James Financial, Inc.
8.60%, 2019[1]	2,000,000	2,285,784

		3,935,768

Building Materials - 0.5%
CRH America, Inc.
6.95%, 2012[1]	600,000	652,310

Chemicals – 4.0%
Airgas, Inc.
4.50%, 2014[1]	1,000,000	1,032,056
PPG Industries, Inc.
7.40%, 2019[1]	650,000	745,492
Praxair, Inc.
4.38%, 2014[1]	1,000,000	1,064,410
4.63%, 2015[1]	1,500,000	1,598,448
5.20%, 2017[1]	1,000,000	1,059,398

		5,499,804

Diversified Manufacturing - 2.7%
Amphenol Corporation
4.75%, 2014[1]	2,000,000	2,057,378
ITT Corporation
4.90%, 2014[1]	1,500,000	1,593,009

		3,650,387

Electric - 5.6%
American Water Capital Corporation
6.09%, 2017[1]	3,000,000	3,208,444
Arizona Public Service Company
6.38%, 2011[1]	600,000	637,137
Duke Energy Ohio, Inc.
5.70%, 2012[1]	600,000	650,035
East Coast Power LLC
7.07%, 2012[1]	77,467	80,373
Oncor Electric Delivery Company LLC
6.38%, 2015[1]	600,000	663,809
Sherwin-Williams Company
3.13%, 2014[1]	2,500,000	2,512,293

		7,752,091

Entertainment - 0.6%
Walt Disney Company
4.50%, 2013[1]	700,000	753,849

Financial Companies - 1.5%
JPMorgan Chase Capital XXIX
6.70%, 2040[1]	80,000	2,013,600

Financial Companies — Noncaptive Consumer - 0.5%
Residential Capital LLC
8.50%, 2012[1]	650,000	628,875

Financial Companies — Noncaptive Diversified - 1.6%
General Electric Capital Corporation
6.00%, 2012[1]	2,000,000	2,167,630

Food & Beverage - 3.3%
Brown-Forman Corporation
5.00%, 2014[1]	2,000,000	2,163,396
General Mills, Inc.
5.25%, 2013[1]	1,000,000	1,091,723
5.70%, 2017[1]	1,200,000	1,301,730

		4,556,849

Health Care - 0.4%
Medtronic, Inc.
3.00%, 2015[1]	500,000	497,493

Independent Energy - 1.3%
Devon Financing Corporation ULC
6.88%, 2011[1]	1,600,000	1,726,419

Industrial - 1.3%
Praxair, Inc.
2.13%, 2013[1]	1,750,000	1,754,274

Industrial — Other - 1.2%
Johns Hopkins University
5.25%, 2019[1]	1,500,000	1,569,150

Insurance - 0.4%
Hartford Financial Services Group, Inc.
4.00%, 2015[1]	500,000	495,331

Insurance — Life - 0.8%
RenaissanceRe Holdings, Ltd.
5.88%, 2013[1]	1,000,000	1,074,480

Insurance — Property & Casualty - 1.4%
Berkshire Hathaway Finance Corporation
4.75%, 2012[1]	1,800,000	1,924,731

Integrated Energy - 2.7%
BP Capital Markets plc
5.25%, 2013[1]	2,000,000	2,200,850
Statoil ASA
2.90%, 2014[1]	1,500,000	1,499,993

		3,700,843

Schedule of Investments
March 31, 2010	SBL E (U.S. Intermediate Bond Fund)

	Principal
	Amount	Value
CORPORATE BOND - 56.1% (continued)
Media — Cable - 3.6%
Omnicom Group, Inc.
6.25%, 2019[1]	$4,500,000	$4,874,768

Media — Non Cable - 2.2%
DIRECTV Holdings LLC
3.55%, 2015[1,3]	3,000,000	2,951,841

Natural Gas Pipelines - 0.1%
Express Pipeline, LP
6.47%, 2013[1,3,4]	136,000	138,158

Pharmaceuticals - 4.1%
AstraZeneca plc
5.90%, 2017[1]	1,750,000	1,954,622
GlaxoSmithKline Capital, Inc.
4.85%, 2013[1]	500,000	541,951
Novartis Securities Investment, Ltd.
5.13%, 2019[1]	1,000,000	1,059,881
Wyeth
5.50%, 2013[1]	2,000,000	2,189,124

		5,745,578

Restaurants - 1.6%
Starbucks Corporation
6.25%, 2017[1]	2,000,000	2,168,618

Technology - 0.7%
Microsoft Corporation
2.95%, 2014[1]	1,000,000	1,015,252

Telecommunications — Wireless - 1.0%
AT&T, Inc.
4.85%, 2014[1]	1,300,000	1,395,794

Transportation Services - 0.8%
United Parcel Service, Inc.
3.88%, 2014[1]	1,000,000	1,047,593

U.S. Banking - 1.5%
American Express Bank FSB
3.15%, 2011[1]	2,000,000	2,073,118

TOTAL CORPORATE BOND (cost $72,815,743)		$76,492,516

	Principal
	Amount	Value
PREFERRED STOCK - 0.2%
Insurance Brokers - 0.2%
Woodbourne Capital Trust I
1.53%, 2049[2,3,5,7]	300,000	53,337
Woodbourne Capital Trust II
1.57%, 2049[2,3,5,7]	300,000	53,337
Woodbourne Capital Trust III
1.58%, 2049[2,3,5,7]	300,000	53,337
Woodbourne Capital Trust IV
1.58%, 2049[2,3,5,7]	300,000	53,337

		213,348

TOTAL PREFERRED STOCK (cost $1,205,796)		$213,348

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 1.3%
Federal Home Loan Mortgage Corporation - 0.0%
C.M.O.’s - 0.0%
Federal Home Loan Mortgage Corporation
FHR 188 H, 7.00%, 2021[1]	$973	$1,080

Other Non-Agency - 1.3%
C.M.O.’s - 1.3%
Chase Mortgage Finance Corporation
2005-A1 2A2, 5.23%, 2035[1,2]	895,472	808,956
Homebanc Mortgage Trust
2006-1, 2.80%, 2037[1,2]	1,175,677	750,972
JP Morgan Mortgage Trust
2006-A3, 3.49%, 2036[1,2]	235,799	205,269

		1,765,197

U.S. Government Sponsored Agencies - 0.0%
C.M.O.’s - 0.0%
Federal National Mortgage Association
FNR 1990-68 J, 6.95%, 2020[1]	2,351	2,588
FNR 1990-103 K, 7.50%, 2020[1]	892	962

		3,550

U.S. Government Sponsored Securities - 0.0%
Pass Through’s - 0.0%
Government National Mortgage Association
#518436, 7.25%, 2029[1]	18,279	20,556

TOTAL MORTGAGE BACKED SECURITIES (cost $2,326,523)		$1,790,383

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.3%
Home Equity Loans - 0.3%
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.51%, 2035[1,2]	$382,469	$356,063

TOTAL ASSET BACKED SECURITIES (cost $382,469)		$356,063

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 9.6%
Federal Home Loan Bank
0.80%, 4/30/2010[1]	$4,000,000	$4,001,768
1.63%, 3/16/2011[1]	9,000,000	9,089,739

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $13,028,847)		$13,091,507

Schedule of Investments
March 31, 2010	SBL E (U.S. Intermediate Bond Fund)

	Principal
	Amount	Value
U.S. GOVERNMENT SECURITIES - 28.2%
U.S. Treasury Notes
0.88%, 1/31/2011	$5,500,000	$5,522,341
0.88%, 5/31/2011	2,250,000	2,259,668
1.38%, 4/15/2012	4,500,000	4,531,289
1.50%, 7/15/2012	6,500,000	6,550,778
3.63%, 12/31/2012	2,000,000	2,118,124
2.50%, 3/31/2013	7,000,000	7,191,954
3.25%, 6/30/2016	2,000,000	2,022,500
2.75%, 2/15/2019	3,250,000	3,016,660
3.13%, 5/15/2019	3,000,000	2,857,266
3.38%, 11/15/2019	2,500,000	2,412,305

TOTAL U.S. GOVERNMENT SECURITIES (cost $38,480,177)		$38,482,885

Total Investments - 95.7%[6] (cost $128,239,555)		$130,426,702
Cash & Other Assets, Less Liabilities - 4.3%		5,916,529

Total Net Assets - 100.0%		$136,343,231

For federal income tax purposes, the identified cost of investments owned at March 31, 2010 was $129,474,512.
plc    Public Limited Company

[1]	Value determined based on Level 2 inputs.

[2]	Variable rate security. Rate indicated is rate effective at March 31, 2010.

[3]	Security was acquired through a private placement.

[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $1,736,036 (cost $1,876,106), or 1.3% of total net assets.

[5]	Value determined based on Level 3 inputs.

[6]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[7]	Security was fair valued by the Valuation committee at March 31, 2010.
The total market value of fair valued securities amounts to $213,348 (cost $1,205,796), or 0.2% of total net assets.

Schedule of Investments
March 31, 2010	SBL H (Enhanced Index Fund)

	Shares	Value
COMMON STOCKS - 99.3%
Advertising - 0.6%
Interpublic Group of Companies, Inc.*	5,977	$49,729
Omnicom Group, Inc.	5,685	220,634

		270,363

Aerospace & Defense - 3.5%
Boeing Company	1,110	80,597
General Dynamics Corporation	4,034	311,425
ITT Corporation	3,986	213,689
L-3 Communications Holdings, Inc.	2,283	209,191
Northrop Grumman Corporation	1,875	122,944
Raytheon Company	4,554	260,124
United Technologies Corporation	5,816	428,117

		1,626,087

Air Freight & Logistics - 0.5%
United Parcel Service, Inc. (Cl.B)	3,963	255,257

Airlines - 0.1%
Southwest Airlines Company	3,533	46,706

Apparel Retail - 1.1%
Gap, Inc.	9,145	211,341
Ltd. Brands, Inc.	7,677	189,008
Ross Stores, Inc.	1,026	54,860
TJX Companies, Inc.	1,892	80,448

		535,657

Apparel, Accessories & Luxury Goods - 0.4%
V.F. Corporation	2,462	197,329

Asset Management & Custody Banks - 0.6%
Ameriprise Financial, Inc.	4,815	218,409
Legg Mason, Inc.	2,472	70,872

		289,281

Automobile Manufacturers - 0.6%
Ford Motor Company*	22,332	280,713

Biotechnology - 1.3%
Amgen, Inc.*	7,206	430,631
Gilead Sciences, Inc.*	4,484	203,932

		634,563

Building Products - 0.3%
Masco Corporation	9,491	147,300

Cable & Satellite - 0.1%
Comcast Corporation	3,143	59,151

Coal & Consumable Fuels - 0.5%
Peabody Energy Corporation	4,768	217,898

Commercial Printing - 0.4%
RR Donnelley & Sons Company	8,760	187,026

Communications Equipment - 2.5%
Cisco Systems, Inc.*	31,755	826,583
Harris Corporation	4,107	195,041
QUALCOMM, Inc.	3,567	149,778

		1,171,402

Computer & Electronics Retail - 0.5%
Best Buy Company, Inc.	3,425	145,699
RadioShack Corporation	4,487	101,541

		247,240

Computer Hardware - 5.6%
Apple, Inc.*	4,188	983,888
Dell, Inc.*	4,742	71,177
Hewlett-Packard Company	13,841	735,649
International Business Machines Corporation	7,065	906,087

		2,696,801

Computer Storage & Peripherals - 0.5%
EMC Corporation*	2,272	40,987
Western Digital Corporation*	5,059	197,250

		238,237

Consumer Finance - 1.0%
American Express Company	1,375	56,733
Capital One Financial Corporation	5,938	245,892
SLM Corporation*	13,107	164,100

		466,725

Data Processing & Outsourced Services - 0.6%
Computer Sciences Corporation*	3,755	204,610
Total System Services, Inc.	4,164	65,208

		269,818

Department Stores - 0.4%
Nordstrom, Inc.	242	9,886
Sears Holdings Corporation*	1,751	189,861

		199,747

Distillers & Vintners - 0.3%
Brown-Forman Corporation (Cl. B)	2,642	157,067

Diversified Banks - 2.0%
Comerica, Inc.	5,110	194,384
U.S. Bancorp	1,955	50,595
Wells Fargo & Company	22,780	708,914

		953,893

Diversified Chemicals - 1.6%
E.I. Du Pont de Nemours & Company	8,160	303,879
Eastman Chemical Company	3,037	193,396
PPG Industries, Inc.	3,346	218,828

		716,103

Diversified Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)	4,029	336,583

Diversified REIT’s - 0.5%
Vornado Realty Trust	2,843	215,215

Drug Retail - 0.9%
CVS Caremark Corporation	3,090	112,970
Walgreen Company	8,951	331,993

		444,963

Electric Utilities - 1.3%
American Electric Power Company, Inc.	3,451	117,955
Edison International	6,105	208,607
Exelon Corporation	244	10,690
FirstEnergy Corporation	4,963	194,004
Pepco Holdings, Inc.	588	10,084

Schedule of Investments
March 31, 2010	SBL H (Enhanced Index Fund)

	Shares	Value
COMMON STOCKS - 99.3% (continued)
Electric Utilities - 1.3% (continued)
PPL Corporation	2,893	$80,165

		621,505

Electrical Components & Equipment - 0.8%
Emerson Electric Company	6,687	336,624
Rockwell Automation, Inc.	912	51,400

		388,024

Electronic Manufacturing Services - 0.3%
Jabil Circuit, Inc.	10,007	162,013

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	459	41,851
Monsanto Company	128	9,142

		50,993

Food Retail - 0.4%
Safeway, Inc.	8,476	210,713

Gas Utilities - 0.7%
Nicor, Inc.	4,159	174,345
Oneok, Inc.	3,144	143,524

		317,869

General Merchandise Stores - 0.8%
Family Dollar Stores, Inc.	504	18,451
Target Corporation	6,430	338,218

		356,669

Health Care Distributors - 1.4%
AmerisourceBergen Corporation	7,005	202,585
Cardinal Health, Inc.	6,208	223,674
McKesson Corporation	3,420	224,762

		651,021

Health Care Equipment - 1.9%
Becton Dickinson & Company	2,947	232,017
CareFusion Corporation*	1,394	36,843
CR Bard, Inc.	1,022	88,526
Hospira, Inc.*	2,025	114,716
Intuitive Surgical, Inc.*	130	45,257
Medtronic, Inc.	8,590	386,808
Stryker Corporation	72	4,120

		908,287

Health Care Services - 0.6%
Medco Health Solutions, Inc.*	4,247	274,186

Home Improvement Retail - 0.2%
Home Depot, Inc.	2,290	74,082

Hotels, Resorts & Cruise Lines - 0.1%
Carnival Corporation	1,401	54,471

Household Appliances - 0.4%
Whirlpool Corporation	2,177	189,943

Household Products - 2.3%
Clorox Company	356	22,834
Colgate-Palmolive Company	245	20,889
Kimberly-Clark Corporation	4,501	283,023
Procter & Gamble Company	11,772	744,814

		1,071,560

Hypermarkets & Super Centers - 1.5%
Wal-Mart Stores, Inc.	12,669	704,396

Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc.	5,805	203,814

Industrial Conglomerates - 2.5%
3M Company	5,205	434,982
General Electric Company	38,702	704,376

		1,139,358

Industrial Machinery - 1.9%
Dover Corporation	4,389	205,186
Eaton Corporation	3,095	234,508
Illinois Tool Works, Inc.	5,224	247,409
Parker Hannifin Corporation	3,430	222,058

		909,161

Industrial REIT’s - 0.4%
ProLogis	13,702	180,866

Integrated Oil & Gas - 7.2%
Chevron Corporation	11,170	847,021
ConocoPhillips	9,820	502,489
Exxon Mobil Corporation [2]	23,537	1,576,521
Hess Corporation	208	13,010
Occidental Petroleum Corporation	5,755	486,528

		3,425,569

Integrated Telecommunication Services - 2.8%
AT&T, Inc.	32,904	850,239
Qwest Communications International, Inc.	22,361	116,724
Verizon Communications, Inc.	11,180	346,804

		1,313,767

Internet Retail - 0.3%
Amazon.com, Inc.*	1,063	144,281

Internet Software & Services - 1.6%
eBay, Inc.*	6,347	171,052
Google, Inc.*	1,064	603,298

		774,350

Investment Banking & Brokerage - 1.2%
Goldman Sachs Group, Inc.	3,300	563,079

IT Consulting & Other Services - 0.4%
SAIC, Inc.*	9,962	176,327

Leisure Products - 0.2%
Mattel, Inc.	4,590	104,377

Life & Health Insurance - 0.6%
Lincoln National Corporation	1,172	35,980
Prudential Financial, Inc.	779	47,130
Torchmark Corporation	3,309	177,064

		260,174

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.*	435	22,376

Schedule of Investments
March 31, 2010	SBL H (Enhanced Index Fund)

	Shares	Value
COMMON STOCKS - 99.3% (continued)
Life Sciences Tools & Services - 0.2% (continued)
Waters Corporation*	1,281	$86,519

		108,895

Managed Health Care - 0.4%
Humana, Inc.*	1,551	72,540
UnitedHealth Group, Inc.	3,565	116,469

		189,009

Movies & Entertainment - 1.9%
News Corporation*	21,854	314,916
Viacom, Inc. (Cl.B)*	3,973	136,592
Walt Disney Company	11,424	398,813

		850,321

Multi-Line Insurance - 1.2%
Assurant, Inc.	5,492	188,815
Genworth Financial, Inc.*	90	1,651
Hartford Financial Services Group, Inc.	5,298	150,569
Loews Corporation	6,011	224,090

		565,125

Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	1,594	22,890
DTE Energy Company	4,670	208,282
Integrys Energy Group, Inc.	4,013	190,136
Public Service Enterprise Group, Inc.	3,595	106,124

		527,432

Office Electronics - 0.5%
Xerox Corporation	24,091	234,887

Oil & Gas Drilling - 1.1%
Helmerich & Payne, Inc.	3,706	141,124
Nabors Industries, Ltd.*	8,042	157,864
Rowan Companies, Inc.*	7,262	211,398

		510,386

Oil & Gas Equipment & Services - 0.9%
National Oilwell Varco, Inc.	5,884	238,773
Schlumberger, Ltd.	3,203	203,262

		442,035

Oil & Gas Exploration & Production - 0.6%
Apache Corporation	1,387	140,781
XTO Energy, Inc.	2,602	122,762

		263,543

Oil & Gas Storage & Transportation - 0.5%
Williams Companies, Inc.	10,309	238,138

Other Diversified Financial Services - 4.9%
Bank of America Corporation	54,484	972,540
Citigroup, Inc.*	89,902	364,103
JPMorgan Chase & Company	16,620	743,745
Morgan Stanley	9,115	266,978

		2,347,366

Packaged Foods & Meats - 2.4%
Campbell Soup Company	3,200	113,120
ConAgra Foods, Inc.	8,901	223,148
General Mills, Inc.	3,779	267,515
Kraft Foods, Inc.	2,411	72,909
Sara Lee Corporation	16,171	225,262
Tyson Foods, Inc.	10,384	198,854

		1,100,808

Paper Products - 0.7%
International Paper Company	8,449	207,930
MeadWestvaco Corporation	5,273	134,725

		342,655

Personal Products - 0.1%
Estee Lauder Companies, Inc.	883	57,280

Pharmaceuticals - 6.3%
Abbott Laboratories	9,995	526,537
Bristol-Myers Squibb Company	1,188	31,720
Eli Lilly & Company	9,093	329,348
Forest Laboratories, Inc.*	6,564	205,847
Johnson & Johnson	14,819	966,199
Merck & Company, Inc.	9,546	356,543
Mylan, Inc.*	3,370	76,533
Pfizer, Inc.	27,452	470,802

		2,963,529

Photographic Products - 0.0%
Eastman Kodak Company	3,143	18,198

Property & Casualty Insurance - 2.2%
Berkshire Hathaway, Inc.*	5,370	436,421
Chubb Corporation	4,626	239,858
Travelers Companies, Inc.	5,329	287,446
XL Capital, Ltd.	5,966	112,757

		1,076,482

Publishing - 1.0%
Gannett Company, Inc.	11,017	182,001
McGraw-Hill Companies, Inc.	6,009	214,221
New York Times Company*	6,588	73,324

		469,546

Railroads - 0.0%
Norfolk Southern Corporation	229	12,799

Regional Banks - 1.2%
Fifth Third Bancorp	10,158	138,047
PNC Financial Services Group, Inc.	5,048	301,365
Regions Financial Corporation	1,490	11,697
SunTrust Banks, Inc.	4,621	123,797

		574,906

Restaurants - 0.9%
Darden Restaurants, Inc.	685	30,510
McDonald’s Corporation	2,343	156,325
Starbucks Corporation	10,150	246,340

		433,175

Semiconductors - 2.7%
Altera Corporation	3,805	92,500
Intel Corporation	31,990	712,097
Texas Instruments, Inc.	10,413	254,806
Xilinx, Inc.	8,048	205,224

		1,264,627

Soft Drinks - 1.7%
Coca-Cola Company	7,283	400,565
Coca-Cola Enterprises, Inc.	1,874	51,835
PepsiCo, Inc.	5,471	361,961

		814,361

Schedule of Investments
March 31, 2010	SBL H (Enhanced Index Fund)

	Shares	Value
COMMON STOCKS - 99.3% (continued)
Specialized Consumer Services - 0.3%
H&R Block, Inc.	7,269	$129,388

Specialized REIT’s - 0.4%
Host Hotels & Resorts, Inc.	10,179	149,122
Public Storage, Inc.	198	18,214

		167,336

Specialty Chemicals - 0.4%
International Flavors & Fragrances, Inc.	4,204	200,405

Systems Software - 4.2%
BMC Software, Inc.*	4,795	182,210
CA, Inc.	1,306	30,652
Microsoft Corporation	39,510	1,156,458
Oracle Corporation	24,104	619,232

		1,988,552

Tobacco - 1.6%
Altria Group, Inc.	17,453	358,136
Philip Morris International, Inc.	7,502	391,304

		749,440

Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	1,115	120,554

Trucking - 0.2%
Ryder System, Inc.	2,741	106,241

TOTAL COMMON STOCKS (cost $42,420,301)		$46,959,399

	Principal
	Amount	Value
U.S. GOVERNMENT SECURITIES - 0.3%
U.S. Treasury Bill
0.12%, 5/6/2010	$125,000	$124,983

TOTAL U.S. GOVERNMENT SECURITIES (cost $124,989)		$124,983

Total Investments - 100.0%[1] (cost $42,545,290)		$47,084,382
Cash & Other Assets, Less Liabilities - 0.1%		167,938

Total Net Assets - 100.0%		$47,252,320

For federal income tax purposes, the identified cost of investments owned at March 31, 2010 was $44,878,546.

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[2]	Security is segregated as collateral for open futures contracts.

Schedule of Investments
March 31, 2010	SBL J (Mid Cap Growth Fund)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 3.9%
Goodrich Corporation	55,780	$3,933,606
Precision Castparts Corporation	18,345	2,324,495

		6,258,101

Apparel Retail - 3.7%
Gap, Inc.	126,980	2,934,508
TJX Companies, Inc.	69,420	2,951,738

		5,886,246

Apparel, Accessories & Luxury Goods - 2.5%
Phillips-Van Heusen Corporation	68,700	3,940,632

Application Software - 2.9%
Cadence Design Systems, Inc.*	194,100	1,292,706
Nuance Communications, Inc.*	200,070	3,329,165

		4,621,871

Asset Management & Custody Banks - 3.6%
BlackRock, Inc.	10,830	2,358,341
T. Rowe Price Group, Inc.	60,300	3,312,279

		5,670,620

Casinos & Gaming - 1.9%
Penn National Gaming, Inc.*	49,040	1,363,312
WMS Industries, Inc.*	39,345	1,650,129

		3,013,441

Coal & Consumable Fuels - 2.0%
Peabody Energy Corporation	72,700	3,322,390

Communications Equipment - 2.2%
Ciena Corporation*	108,165	1,648,435
Juniper Networks, Inc.*	58,900	1,807,052

		3,455,487

Computer Storage & Peripherals - 2.1%
QLogic Corporation*	163,580	3,320,674

Construction & Engineering - 1.8%
Aecom Technology Corporation*	104,600	2,967,502

Data Processing & Outsourced Services - 1.5%
Alliance Data Systems Corporation*	36,510	2,336,275

Electrical Components & Equipment - 5.3%
Cooper Industries plc	98,500	4,722,089
Roper Industries, Inc.	65,170	3,769,433

		8,491,522

Electronic Equipment & Instruments - 1.8%
Agilent Technologies, Inc.*	84,400	2,902,516

Exchange Traded Funds - 4.0%
iShares Russell Midcap Growth Index Fund	131,515	6,381,108

Fertilizers & Agricultural Chemicals - 1.1%
Agrium, Inc.	25,000	1,765,750

Health Care Equipment - 5.0%
Beckman Coulter, Inc.	70,010	4,396,629
Zimmer Holdings, Inc.*	60,950	3,608,240

		8,004,869

Homebuilding - 1.4%
Lennar Corporation	131,700	2,266,557

Home Furnishing Retail - 2.2%
Bed Bath & Beyond, Inc.*	79,100	3,461,416

Hotels, Resorts & Cruise Lines - 1.7%
Royal Caribbean Cruises, Ltd.*	81,300	2,682,087

Household Products - 1.9%
Clorox Company	47,900	3,072,306

Housewares & Specialties - 4.4%
Fortune Brands, Inc.	58,600	2,842,686
Jarden Corporation	133,325	4,438,390

		7,281,076

Industrial Gases - 1.7%
Praxair, Inc.	33,430	2,774,690

Industrial Machinery - 3.5%
Dover Corporation	120,200	5,619,350

IT Consulting & Other Services - 3.8%
Amdocs, Ltd.*	108,260	3,259,709
Cognizant Technology Solutions Corporation*	56,700	2,890,566

		6,150,275

Leisure Facilities - 0.9%
Life Time Fitness, Inc.*	54,200	1,523,020

Life Sciences Tools & Services - 2.7%
Thermo Fisher Scientific, Inc.*	85,485	4,397,348

Metal & Glass Containers - 2.1%
Ball Corporation	61,526	3,284,257

Multi-Line Insurance - 1.5%
HCC Insurance Holdings, Inc.	88,775	2,450,190

Oil & Gas Drilling - 1.7%
Ensco International plc ADR	59,700	2,673,366

Oil & Gas Equipment & Services - 1.5%
Cameron International Corporation*	54,350	2,329,441

Oil & Gas Storage & Transportation - 1.6%
Williams Companies, Inc.	114,185	2,637,674

Pharmaceuticals - 3.1%
Teva Pharmaceutical Industries, Ltd. ADR	78,005	4,920,555

Schedule of Investments
March 31, 2010	SBL J (Mid Cap Growth Fund)

	Shares	Value
COMMON STOCKS - 97.5% (continued)
Railroads - 2.1%
Union Pacific Corporation	45,440	$3,330,752

Restaurants - 1.8%
Darden Restaurants, Inc.	63,750	2,839,425

Semiconductor Equipment - 1.8%
Lam Research Corporation*	76,425	2,852,181

Semiconductors - 3.0%
ON Semiconductor Corporation*	271,905	2,175,240
Skyworks Solutions, Inc.*	171,615	2,677,194

		4,852,434

Specialty Chemicals - 1.5%
International Flavors & Fragrances, Inc.	51,050	2,433,554

Systems Software - 6.3%
Check Point Software Technologies*	95,365	3,343,496
McAfee, Inc.*	72,500	2,909,425
Rovi Corporation*	65,600	2,435,728
Sybase, Inc.*	34,650	1,615,383

		10,304,032

TOTAL COMMON STOCKS (cost $128,657,598)		$156,474,990

	Shares	Value
WARRANTS - 0.0%
Nova Biosource Fuels, Inc. $2.40, 7/5/2011[1]	358,100	$830

TOTAL WARRANTS (cost $369,900)		$830

Total Investments - 97.5% [2] (cost $129,027,498)		$156,475,820
Cash & Other Assets, Less Liabilities - 2.5%		4,060,767

Total Net Assets - 100.0%		$160,536,587

For federal income tax purposes, the identified cost of investments owned at March 31, 2010 was $130,225,156.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Value determined based on Level 2 inputs.

[2]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

Schedule of Investments March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Shares	Value
COMMON STOCKS - 51.5%
Advertising - 0.1%
Lamar Advertising Company*	950	$32,633
Omnicom Group, Inc.	1,600	62,096

		94,729

Aerospace & Defense - 1.5%
American Science & Engineering, Inc.	300	22,476
Boeing Company	1,990	144,494
General Dynamics Corporation	1,100	84,920
Goodrich Corporation	800	56,416
Honeywell International, Inc.	3,400	153,918
Lockheed Martin Corporation	2,100	174,762
Northrop Grumman Corporation	1,000	65,570
Precision Castparts Corporation	900	114,039
Raytheon Company	1,100	62,832
Rockwell Collins, Inc.	100	6,259
Teledyne Technologies, Inc.*	400	16,508
Triumph Group, Inc.	400	28,036
United Technologies Corporation	3,910	287,815

		1,218,045

Agricultural Products - 0.0%
Archer-Daniels-Midland Company	1,400	40,460
Bunge, Ltd.	400	24,652

		65,112

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	700	39,095
Expeditors International of Washington, Inc.	800	29,536
FedEx Corporation	1,000	93,400
United Parcel Service, Inc. (Cl.B)	3,300	212,553
UTi Worldwide, Inc.	1,200	18,384

		392,968

Airlines - 0.1%
AirTran Holdings, Inc.*	1,300	6,604
AMR Corporation*	1,600	14,576
Delta Air Lines, Inc.*	300	4,377
Skywest, Inc.	500	7,140
Southwest Airlines Company	4,800	63,456

		96,153

Apparel Retail - 0.2%
American Eagle Outfitters, Inc.	900	16,668
Dress Barn, Inc.*	188	4,918
Gap, Inc.	5,100	117,861
J Crew Group, Inc.*	400	18,360

		157,807

Apparel, Accessories & Luxury Goods - 0.2%
Anvil Holdings, Inc.* 9	30	30
Coach, Inc.	2,900	114,608
Fossil, Inc.*	600	22,644

		137,282

Application Software - 0.3%
Autodesk, Inc.*	2,600	76,492
Cadence Design Systems, Inc.*	2,300	15,318
Factset Research Systems, Inc.	320	23,478
Intuit, Inc.*	3,100	106,454
Jack Henry & Associates, Inc.	1,000	24,060
Salary.com, Inc.*	2,400	6,960
Symyx Technologies, Inc.*	1,600	7,184
Taleo Corporation*	600	15,546

		275,492

Asset Management & Custody Banks - 0.7%
Bank of New York Mellon Corporation	3,400	104,992
BlackRock, Inc.	50	10,888
Eaton Vance Corporation	600	20,124
Franklin Resources, Inc.	500	55,450
Invesco, Ltd.	2,900	63,539
Janus Capital Group, Inc.	2,300	32,867
Northern Trust Corporation	1,500	82,890
State Street Corporation	2,200	99,308
Waddell & Reed Financial, Inc.	600	21,624

		491,682

Auto Parts & Equipment - 0.2%
BorgWarner, Inc.*	200	7,636
Gentex Corporation	1,500	29,130
Johnson Controls, Inc.	3,100	102,269

		139,035

Automobile Manufacturers - 0.1%
Ford Motor Company*	3,600	45,252
Thor Industries, Inc.	300	9,063
Winnebago Industries*	600	8,766

		63,081

Automotive Retail - 0.1%
Advance Auto Parts, Inc.	200	8,384
AutoZone, Inc.*	500	86,545
CarMax, Inc.*	1,000	25,120

		120,049

Biotechnology - 0.9%
Alexion Pharmaceuticals, Inc.*	150	8,156
Alkermes, Inc.*	1,000	12,970
Amgen, Inc.*	3,710	221,709
Biogen Idec, Inc.*	1,100	63,096
BioMarin Pharmaceutical, Inc.*	600	14,022
Celgene Corporation*	2,300	142,508
Cephalon, Inc.*	400	27,112
Gilead Sciences, Inc.*	3,700	168,276
Human Genome Sciences, Inc.*	1,500	45,300
Incyte Corporation, Ltd.*	700	9,772
Martek Biosciences Corporation*	400	9,004
Maxygen, Inc.*	1,500	9,855
Vertex Pharmaceuticals, Inc.*	670	27,383

		759,163

Brewers - 0.0%
Boston Beer Company, Inc.*	500	26,130
Cia Cervecerias Unidas S.A. ADR	900	33,759

		59,889

Broadcasting - 0.1%
Discovery Communications, Inc.*	2,833	85,728

		85,728

Building Products - 0.1%
Masco Corporation	3,800	58,976
Universal Forest Products, Inc.	500	19,260
USG Corporation*	500	8,580

		86,816

Cable & Satellite - 0.5%
Cablevision Systems Corporation	3,300	79,662
Comcast Corporation	5,800	109,156
DISH Network Corporation	700	14,574
Liberty Global, Inc.*	975	28,431

Schedule of Investments March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Shares	Value
COMMON STOCKS - 51.5% (continued)
Cable & Satellite - 0.5% (continued)
Time Warner Cable, Inc.	2,739	$146,016

		377,839

Casinos & Gaming - 0.2%
International Game Technology	1,500	27,675
MGM Mirage*	8,901	106,812
Wynn Resorts, Ltd.*	300	22,749

		157,236

Catalog Retail - 0.1%
Liberty Media Corporation - Interactive*	4,500	68,895

Coal & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc.*	350	17,462
Arch Coal, Inc.	700	15,995
Consol Energy, Inc.	1,000	42,660
Massey Energy Company	400	20,916
Peabody Energy Corporation	1,900	86,830
Westmoreland Coal Company*	900	11,358

		195,221

Commodity Chemicals - 0.0%
Koppers Holdings, Inc.	700	19,824

Communications Equipment - 1.3%
Blue Coat Systems, Inc.*	500	15,520
Cisco Systems, Inc.*	18,500	481,555
F5 Networks, Inc.*	70	4,306
Finisar Corporation*	613	9,622
Ixia*	1,900	17,613
JDS Uniphase Corporation*	3,700	46,361
Juniper Networks, Inc.*	3,200	98,176
Motorola, Inc.*	8,300	58,266
Palm, Inc.*	1,700	6,392
QUALCOMM, Inc.	7,000	293,930
Riverbed Technology, Inc.*	150	4,260

		1,036,001

Computer & Electronics Retail - 0.0%
Rent-A-Center, Inc.*	1,000	23,650

Computer Hardware - 2.4%
Apple, Inc.*	3,300	775,268
Avid Technology, Inc.*	700	9,646
Dell, Inc.*	5,300	79,553
Hewlett-Packard Company	7,800	414,570
International Business Machines Corporation	4,720	605,340

		1,884,377

Computer Storage & Peripherals - 0.3%
EMC Corporation*	7,600	137,104
Isilon Systems, Inc.*	1,900	16,359
NetApp, Inc.*	1,200	39,072
SanDisk Corporation*	1,200	41,556

		234,091

Construction & Engineering - 0.1%
Fluor Corporation	1,100	51,161
Foster Wheeler AG*	1,200	32,568
Insituform Technologies, Inc.*	900	23,949
Quanta Services, Inc.*	600	11,496

		119,174

Construction & Farm Machinery & Heavy Trucks - 0.4%
Bucyrus International, Inc.	100	6,599
Commercial Vehicle Group, Inc.*	234	1,666
Deere & Company	1,200	71,352
Joy Global, Inc.	1,200	67,920
Oshkosh Corporation	440	17,750
PACCAR, Inc.	2,900	125,686

		290,973

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	130	10,862
Vulcan Materials Company	1,300	61,412

		72,274

Consumer Electronics - 0.1%
Harman International Industries, Inc.	900	42,102

Consumer Finance - 0.2%
American Express Company	2,800	115,528
SLM Corporation*	5,700	71,364

		186,892

Data Processing & Outsourced Services - 0.8%
Automatic Data Processing, Inc.	2,200	97,834
Computer Sciences Corporation*	900	49,041
Fidelity National Information Services, Inc.	1,000	23,440
Fiserv, Inc.*	800	40,608
Global Payments, Inc.	500	22,775
Heartland Payment Systems, Inc.	1,000	18,600
Mastercard, Inc.	400	101,600
Paychex, Inc.	900	27,630
Visa, Inc.	2,600	236,678
Western Union Company	3,800	64,448

		682,654

Department Stores - 0.2%
Kohl’s Corporation*	2,370	129,829
Macy’s, Inc.	3,000	65,310

		195,139

Distributors - 0.0%
Genuine Parts Company	400	16,900

Diversifed Support Services - 0.0%
Cintas Corporation	1,200	33,708

Diversified Banks - 1.2%
Barclays plc ADR	6,100	132,675
U.S. Bancorp	7,600	196,688
Wells Fargo & Company	19,691	612,784

		942,147

Diversified Chemicals - 0.2%
Cabot Corporation	730	22,192
Dow Chemical Company	1,800	53,226
E.I. Du Pont de Nemours & Company	3,051	113,619

		189,037

Schedule of Investments March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Shares	Value
COMMON STOCKS - 51.5% (continued)
Diversified Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)	2,269	$189,552

Diversified Real Estate Activities - 0.0%
St. Joe Company*	600	19,410

Drug Retail - 0.4%
CVS Caremark Corporation	5,668	207,222
Walgreen Company	3,800	140,942

		348,164

Education Services - 0.1%
Apollo Group, Inc.*	1,000	61,290
Corinthian Colleges, Inc.*	1,200	21,108
Education Management Corporation*	300	6,570

		88,968

Electric Utilities - 0.7%
Allegheny Energy, Inc.	3,600	82,800
American Electric Power Company, Inc.	1,700	58,106
Duke Energy Corporation	700	11,424
Entergy Corporation	1,400	113,890
Exelon Corporation	3,100	135,811
FirstEnergy Corporation	600	23,454
FPL Group, Inc.	700	33,831
Great Plains Energy, Inc.	1,400	25,998
Pepco Holdings, Inc.	900	15,435
Pinnacle West Capital Corporation	300	11,319
PPL Corporation	1,800	49,878
Progress Energy, Inc.	400	15,744

		577,690

Electrical Components & Equipment - 0.6%
A123 Systems, Inc.*	200	2,748
AO Smith Corporation	600	31,542
Baldor Electric Company	500	18,700
Belden, Inc.	280	7,689
BTU International, Inc.*	1,200	7,332
Cooper Industries plc	1,800	86,292
Emerson Electric Company	4,100	206,394
First Solar, Inc.*	100	12,265
General Cable Corporation*	400	10,800
Rockwell Automation, Inc.	1,900	107,084

		490,846

Electronic Components - 0.1%
AVX Corporation	1,300	18,460
Corning, Inc.	5,000	101,050

		119,510

Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc.*	1,500	51,585

Electronic Manufacturing Services - 0.1%
Cyberoptics Corporation*	1,300	12,142
Plexus Corporation*	500	18,015
Tyco Electronics, Ltd.	3,175	87,249

		117,406

Environmental & Facilities Services - 0.2%
Covanta Holding Corporation*	1,000	16,660
Republic Services, Inc.	4,600	133,492
Stericycle, Inc.*	700	38,150
Waste Connections, Inc.*	500	16,980

		205,282

Fertilizers & Agricultural Chemicals - 0.3%
American Vanguard Corporation	1,400	11,410
Monsanto Company	2,400	171,408
Mosaic Company	450	27,347
Potash Corporation of Saskatchewan, Inc.	200	23,870

		234,035

Food Distributors - 0.1%
Sysco Corporation	2,900	85,550

Food Retail - 0.2%
Casey’s General Stores, Inc.	600	18,840
Kroger Company	4,300	93,138
Pantry, Inc.*	400	4,996
Whole Foods Market, Inc.*	1,100	39,765

		156,739

Footwear - 0.1%
NIKE, Inc.	1,280	94,080

Forest Products - 0.1%
Weyerhaeuser Company	1,400	63,378

Gas Utilities - 0.1%
National Fuel Gas Company	300	15,165
Southwest Gas Corporation	900	26,928

		42,093

General Merchandise Stores - 0.0%
Dollar Tree, Inc.*	400	23,688

Gold - 0.0%
Allied Nevada Gold Corporation*	1,400	23,198
Eldorado Gold Corporation*	3,200	38,656

		61,854

Health Care Distributors - 0.2%
Cardinal Health, Inc.	1,100	39,633
Henry Schein, Inc.*	500	29,450
McKesson Corporation	1,200	78,864

		147,947

Health Care Equipment - 1.2%
Baxter International, Inc.	2,600	151,320
Boston Scientific Corporation*	4,900	35,378
CareFusion Corporation*	1,300	34,359
Covidien plc	1,375	69,135
CR Bard, Inc.	700	60,634
Edwards Lifesciences Corporation*	360	35,597
Gen-Probe, Inc.*	350	17,500
Hologic, Inc.*	928	17,205
Hospira, Inc.*	500	28,325
Intuitive Surgical, Inc.*	200	69,626
Medtronic, Inc.	3,500	157,605
Micrus Endovascular Corporation*	1,000	19,720
ResMed, Inc.*	500	31,825

Schedule of Investments March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Shares	Value
COMMON STOCKS - 51.5% (continued)
Health Care Equipment - 1.2% (continued)
St. Jude Medical, Inc.*	2,000	$82,100
STERIS Corporation	500	16,830
Stryker Corporation	1,700	97,274
Thoratec Corporation*	600	20,070
Zimmer Holdings, Inc.*	700	41,440

		985,943

Health Care Facilities - 0.1%
Community Health Systems, Inc.*	500	18,465
Health Management Associates, Inc.*	500	4,300
LifePoint Hospitals, Inc.*	700	25,746
Tenet Healthcare Corporation*	6,200	35,464

		83,975

Health Care Services - 0.4%
DaVita, Inc.*	800	50,720
Express Scripts, Inc.*	1,400	142,464
Healthways, Inc.*	300	4,821
Medco Health Solutions, Inc.*	1,400	90,384
Omnicare, Inc.	610	17,257

		305,646

Health Care Supplies - 0.0%
DENTSPLY International, Inc.	1,000	34,850

Health Care Technology - 0.0%
Cerner Corporation*	100	8,506
Computer Programs & Systems, Inc.	500	19,540

		28,046

Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	2,366	28,534
Electronic Arts, Inc.*	1,600	29,856

		58,390

Home Furnishings - 0.0%
Mohawk Industries, Inc.*	260	14,139

Home Improvement Retail - 0.6%
Home Depot, Inc.	6,350	205,423
Lowe’s Companies, Inc.	9,700	235,128
Sherwin-Williams Company	800	54,144

		494,695

Homebuilding - 0.1%
DR Horton, Inc.	2,300	28,980
Lennar Corporation	1,200	20,652
Toll Brothers, Inc.*	1,000	20,800

		70,432

Homefurnishing Retail - 0.2%
Bed Bath & Beyond, Inc.*	3,000	131,280
Williams-Sonoma, Inc.	700	18,403

		149,683

Hotels, Resorts & Cruise Lines - 0.2%
Choice Hotels International, Inc.	500	17,405
Gaylord Entertainment Company*	400	11,716
Marriott International, Inc.	3,638	114,670
Starwood Hotels & Resorts Worldwide, Inc.	700	32,648

		176,439

Household Appliances - 0.0%
Stanley Black & Decker, Inc.	500	28,705

Household Products - 1.4%
Church & Dwight Company, Inc.	40	2,678
Clorox Company	1,800	115,452
Colgate-Palmolive Company	800	68,208
Energizer Holdings, Inc.*	300	18,828
Kimberly-Clark Corporation	2,700	169,776
Procter & Gamble Company	11,873	751,205

		1,126,147

Housewares & Specialties - 0.0%
Fortune Brands, Inc.	800	38,808

Human Resources & Employment Services - 0.1%
Manpower, Inc.	500	28,560
Robert Half International, Inc.	500	15,215

		43,775

Hypermarkets & Super Centers - 0.6%
BJ’s Wholesale Club, Inc.*	500	18,495
Wal-Mart Stores, Inc.	8,800	489,280

		507,775

Independent Power Producers & Energy Traders - 0.2%
AES Corporation*	3,700	40,700
Calpine Corporation*	3,300	39,237
Constellation Energy Group, Inc.	2,400	84,264
Mirant Corporation*	1,020	11,077
NRG Energy, Inc.*	700	14,630
RRI Energy, Inc.*	2,300	8,487

		198,395

Industrial Conglomerates - 1.2%
3M Company	3,300	275,781
General Electric Company	29,000	527,800
McDermott International, Inc.*	1,900	51,148
Textron, Inc.	1,900	40,337
Tyco International, Ltd.	1,200	45,900

		940,966

Industrial Gases - 0.1%
Praxair, Inc.	1,400	116,200

Industrial Machinery - 0.4%
3D Systems Corporation*	700	9,555
Actuant Corporation	680	13,294
CLARCOR, Inc.	100	3,449
Danaher Corporation	3,000	239,731
Harsco Corporation	560	17,886
John Bean Technologies Corporation	308	5,402
Nordson Corporation	300	20,376

		309,693

Industrial REIT’s - 0.0%
AMB Property Corporation	700	19,068
EastGroup Properties, Inc.	500	18,870

		37,938

Insurance Brokers - 0.2%
AON Corporation	2,400	102,504

Schedule of Investments March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Shares	Value
COMMON STOCKS - 51.5% (continued)
Insurance Brokers - 0.2% (continued)
Marsh & McLennan Companies, Inc.	2,000	$48,840

		151,344

Integrated Oil & Gas - 3.8%
BP plc ADR	4,700	268,229
Chevron Corporation	7,850	595,266
ConocoPhillips	3,500	179,095
Exxon Mobil Corporation	17,180	1,150,715
Hess Corporation	1,400	87,570
Murphy Oil Corporation	2,400	134,856
Occidental Petroleum Corporation	2,500	211,350
Royal Dutch Shell plc (Cl.B) ADR	3,800	210,254
Suncor Energy, Inc.	2,300	74,842

		2,912,177

Integrated Telecommunication Services - 0.8%
AT&T, Inc.	25,592	661,297

Internet Retail - 0.6%
Amazon.com, Inc.*	2,000	271,460
Drugstore.com, Inc.*	5,100	18,207
Expedia, Inc.	5,800	144,768
priceline.com, Inc.*	200	51,000

		485,435

Internet Software & Services - 0.9%
Akamai Technologies, Inc.*	1,300	40,833
Art Technology Group, Inc.*	3,300	14,553
Digital River, Inc.*	300	9,090
eBay, Inc.*	1,900	51,205
Google, Inc.*	1,000	567,010
VeriSign, Inc.*	1,800	46,818

		729,509

Investment Banking & Brokerage - 0.8%
Charles Schwab Corporation	2,700	50,463
Goldman Sachs Group, Inc.	2,000	341,260
Morgan Stanley	6,700	196,243
Raymond James Financial, Inc.	900	24,066
Stifel Financial Corporation*	435	23,381
TD Ameritrade Holding Corporation*	2,350	44,791

		680,204

IT Consulting & Other Services - 0.1%
Accenture plc	2,400	100,680
RightNow Technologies, Inc.*	500	8,930

		109,610

Leisure Products - 0.1%
Hasbro, Inc.	1,300	49,764
Mattel, Inc.	1,500	34,110
Pool Corporation	912	20,648

		104,522

Life & Health Insurance - 0.5%
Aflac, Inc.	2,500	135,725
MetLife, Inc.	3,600	156,024
Prudential Financial, Inc.	2,200	133,100
StanCorp Financial Group, Inc.	500	23,815

		448,664

Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc.*	260	10,221
Covance, Inc.*	500	30,695
Illumina, Inc.*	300	11,670
Life Technologies Corporation*	700	36,589
Techne Corporation	370	23,565
Thermo Fisher Scientific, Inc.*	1,100	56,584
Waters Corporation*	600	40,524

		209,848

Managed Health Care - 0.5%
Aetna, Inc.	900	31,599
AMERIGROUP Corporation*	500	16,620
CIGNA Corporation	1,500	54,870
Humana, Inc.*	700	32,739
UnitedHealth Group, Inc.	3,700	120,879
WellPoint, Inc.*	2,300	148,074

		404,781

Metal & Glass Containers - 0.0%
Myers Industries, Inc.	1,000	10,480

Motorcycle Manufacturers - 0.1%
Harley-Davidson, Inc.	1,700	47,719

Movies & Entertainment - 0.5%
Ascent Media Corporation*	43	1,172
Madison Square Garden, Inc.*	175	3,803
Time Warner, Inc.	6,400	200,128
Walt Disney Company	6,900	240,879

		445,982

Multi-Line Insurance - 0.1%
Hartford Financial Services Group, Inc.	1,000	28,420
Loews Corporation	1,500	55,920

		84,340

Multi-Utilities - 0.4%
Alliant Energy Corporation	900	29,934
CenterPoint Energy, Inc.	8,900	127,804
NiSource, Inc.	1,200	18,960
OGE Energy Corporation	700	27,258
Public Service Enterprise Group, Inc.	1,400	41,328
Sempra Energy	1,000	49,900
TECO Energy, Inc.	2,500	39,725

		334,909

Office REIT’s - 0.2%
Boston Properties, Inc.	900	67,896
Duke Realty Corporation	2,300	28,520
SL Green Realty Corporation	551	31,556

		127,972

Office Services & Supplies - 0.0%
American Reprographics Company*	1,600	14,352
Herman Miller, Inc.	500	9,030

		23,382

Oil & Gas Drilling - 0.0%
Diamond Offshore Drilling, Inc.	300	26,643

Schedule of Investments March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Shares	Value
COMMON STOCKS - 51.5% (continued)
Oil & Gas Equipment & Services - 1.0%
Baker Hughes, Inc.	2,200	$103,048
BJ Services Company	2,100	44,940
Complete Production Services, Inc.*	1,300	15,015
FMC Technologies, Inc.*	1,942	125,511
Halliburton Company	1,400	42,182
Schlumberger, Ltd.	6,200	393,452
Smith International, Inc.	1,600	68,512

		792,660

Oil & Gas Exploration & Production - 0.9%
Cabot Oil & Gas Corporation	1,200	44,160
Concho Resources, Inc.*	600	30,216
Devon Energy Corporation	900	57,987
EOG Resources, Inc.	1,400	130,116
Forest Oil Corporation*	400	10,328
GeoMet, Inc.*	3,300	2,947
Mariner Energy, Inc.*	500	7,485
Newfield Exploration Company*	2,520	131,166
Petrohawk Energy Corporation*	100	2,028
Range Resources Corporation	800	37,496
Southwestern Energy Company*	2,800	114,016
Ultra Petroleum Corporation*	600	27,978
Whiting Petroleum Corporation*	400	32,336
XTO Energy, Inc.	2,875	135,642

		763,901

Oil & Gas Refining & Marketing - 0.1%
Holly Corporation	600	16,746
Valero Energy Corporation	2,500	49,250

		65,996

Oil & Gas Storage & Transportation - 0.3%
Spectra Energy Corporation	4,900	110,397
Williams Companies, Inc.	4,300	99,330

		209,727

Other Diversified Financial Services - 2.1%
Bank of America Corporation	42,378	756,447
Citigroup, Inc.*	51,900	210,195
JPMorgan Chase & Company	15,236	681,811

		1,648,453

Packaged Foods & Meats - 0.5%
Campbell Soup Company	2,900	102,515
Hershey Company	300	12,843
Kellogg Company	2,400	128,232
Kraft Foods, Inc.	4,925	148,932
Tootsie Roll Industries, Inc.	729	19,711

		412,233

Paper Products - 0.1%
Clearwater Paper Corporation*	530	26,103
Domtar Corporation*	233	15,008
International Paper Company	2,800	68,907

		110,018

Personal Products - 0.1%
Avon Products, Inc.	2,400	81,288

Pharmaceuticals - 3.0%
Abbott Laboratories	4,900	258,132
Allergan, Inc.	1,700	111,044
Bristol-Myers Squibb Company	5,500	146,850
Eli Lilly & Company	3,240	117,353
GlaxoSmithKline plc ADR	4,600	177,192
Johnson & Johnson	9,858	642,741
Medicines Company*	600	4,704
Medicis Pharmaceutical Corporation	500	12,580
Merck & Company, Inc.	11,536	430,870
Pfizer, Inc.	28,772	493,439
Valeant Pharmaceuticals International*	600	25,746

		2,420,651

Property & Casualty Insurance - 0.9%
Allstate Corporation	1,600	51,696
Berkshire Hathaway, Inc.*	4,400	357,588
Chubb Corporation	1,900	98,515
Employers Holdings, Inc.	600	8,910
Infinity Property & Casualty Corporation	410	18,630
Markel Corporation*	60	22,480
ProAssurance Corporation*	400	23,416
SeaBright Insurance Holdings, Inc.	1,000	11,010
Selective Insurance Group	600	9,960
Travelers Companies, Inc.	1,814	97,847
W.R. Berkley Corporation	300	7,827
White Mountains Insurance Group, Ltd.	10	3,550

		711,429

Publishing - 0.1%
McGraw-Hill Companies, Inc.	1,400	49,910
Scholastic Corporation	500	14,000

		63,910

Railroads - 0.3%
CSX Corporation	1,600	81,440
Union Pacific Corporation	2,300	168,590

		250,030

Regional Banks - 0.7%
Citizens Republic Bancorp, Inc.*	1,200	1,416
City National Corporation	400	21,588
Commerce Bancshares, Inc.	614	25,260
East West Bancorp, Inc.	600	10,452
Fifth Third Bancorp	5,100	69,309
First Horizon National Corporation*	1,778	24,981
Glacier Bancorp, Inc.	1,000	15,230
Home Bancshares, Inc.	656	17,345
KeyCorp	7,300	56,575
Marshall & Ilsley Corporation	5,999	48,292
Pinnacle Financial Partners, Inc.*	500	7,555
PNC Financial Services Group, Inc.	2,100	125,369
Popular, Inc.	2,100	6,111
Regions Financial Corporation	8,300	65,155
Sandy Spring Bancorp, Inc.	700	10,500
Signature Bank NY*	600	22,230
SunTrust Banks, Inc.	500	13,395
Synovus Financial Corporation	500	1,645
TCF Financial Corporation	400	6,376
Texas Capital Bancshares, Inc.*	100	1,899

Schedule of Investments March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Shares	Value
COMMON STOCKS - 51.5% (continued)
Regional Banks - 0.7% (continued)
Westamerica Bancorporation	400	$23,060
Western Alliance Bancorp*	700	3,983
Wilmington Trust Corporation	800	13,256

		590,982

Reinsurance - 0.0%
Everest Re Group, Ltd.	300	24,279

Research & Consulting Services - 0.1%
Advisory Board Company*	600	18,900
Corporate Executive Board Company	370	9,838
FTI Consulting, Inc.*	400	15,728
Huron Consulting Group, Inc.*	300	6,090
Navigant Consulting, Inc.*	900	10,917
Verisk Analytics, Inc.*	200	5,640

		67,113

Residential REIT’s - 0.1%
AvalonBay Communities, Inc.	700	60,445
Camden Property Trust	600	24,978

		85,423

Restaurants - 0.5%
McDonald’s Corporation	4,000	266,880
Sonic Corporation*	700	7,735
Starbucks Corporation	4,300	104,361
Yum! Brands, Inc.	1,200	45,996

		424,972

Retail REIT’s - 0.2%
Kimco Realty Corporation	1,300	20,332
Regency Centers Corporation	500	18,735
Simon Property Group, Inc.	1,498	125,682
Weingarten Realty Investors	1,200	25,872

		190,621

Semiconductor Equipment - 0.3%
Advanced Energy Industries, Inc.*	1,300	21,528
Applied Materials, Inc.	10,200	137,496
Cymer, Inc.*	600	22,380
KLA-Tencor Corporation	700	21,644
Lam Research Corporation*	200	7,464
MEMC Electronic Materials, Inc.*	1,100	16,863
Varian Semiconductor Equipment Associates, Inc.*	850	28,152

		255,527

Semiconductors - 1.0%
Advanced Micro Devices, Inc.*	12,000	111,240
Analog Devices, Inc.	1,400	40,348
Cree, Inc.*	100	7,022
Intel Corporation	15,000	333,900
Intersil Corporation	900	13,284
Marvell Technology Group, Ltd.*	1,100	22,418
Maxim Integrated Products, Inc.	1,500	29,085
Micron Technology, Inc.*	7,200	74,808
National Semiconductor Corporation	5,500	79,475
NVIDIA Corporation*	4,300	74,734
Semtech Corporation*	1,300	22,659
Zoran Corporation*	1,189	12,794

		821,767

Soft Drinks - 1.2%
Coca-Cola Company	8,200	451,000
PepsiCo, Inc.	7,697	509,234
Reed’s, Inc.*	2,000	3,400

		963,634

Specialized Consumer Services - 0.0%
H&R Block, Inc.	1,800	32,040
Jackson Hewitt Tax Service, Inc.*	600	1,200

		33,240

Specialized Finance - 0.2%
CME Group, Inc.	200	63,222
Interactive Brokers Group, Inc.*	400	6,460
IntercontinentalExchange, Inc.*	300	33,654
Moody’s Corporation	1,500	44,625
NYSE Euronext	1,300	38,493

		186,454

Specialized REIT’s - 0.1%
LaSalle Hotel Properties	1,100	25,630
Potlatch Corporation	655	22,951

		48,581

Specialty Chemicals - 0.1%
Albemarle Corporation	600	25,578
Arch Chemicals, Inc.	700	24,073
Senomyx, Inc.*	2,500	8,188
Sigma-Aldrich Corporation	400	21,464

		79,303

Specialty Stores - 0.0%
AC Moore Arts & Crafts, Inc.*	1,800	5,274
Dick’s Sporting Goods, Inc.*	660	17,233
Hibbett Sports, Inc.*	400	10,232

		32,739

Steel - 0.3%
Carpenter Technology Corporation	400	14,640
Cliffs Natural Resources, Inc.	600	42,570
Haynes International, Inc.	300	10,659
Nucor Corporation	1,600	72,608
Steel Dynamics, Inc.	1,300	22,711
United States Steel Corporation	1,400	88,928

		252,116

Systems Software - 1.8%
Ariba, Inc.*	1,000	12,850
CA, Inc.	6,700	157,249
CommVault Systems, Inc.*	200	4,270
McAfee, Inc.*	3,600	144,468
Microsoft Corporation	33,700	986,399
Red Hat, Inc.*	3,900	114,153
Websense, Inc.*	900	20,493

		1,439,882

Technology Distributors - 0.0%
SYNNEX Corporation*	700	20,692
Tech Data Corporation*	300	12,570

		33,262

Textiles - 0.0%
Culp, Inc.*	800	9,592

Thrifts & Mortgage Finance - 0.0%
BankAtlantic Bancorp, Inc.*	1,976	3,498
Brooklyn Federal Bancorp, Inc.	100	840
ESSA Bancorp, Inc.	300	3,762
First Defiance Financial Corporation	300	3,036

Schedule of Investments March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Shares	Value
COMMON STOCKS - 51.5% (continued)
Thrifts & Mortgage Finance - 0.0% (continued)
Kentucky First Federal Bancorp	300	$3,147
Louisiana Bancorp, Inc.*	200	2,902
MutualFirst Financial, Inc.	100	665

		17,850

Tires & Rubber - 0.0%
Goodyear Tire & Rubber Company*	1,300	16,432

Tobacco - 0.7%
Alliance One International, Inc.*	2,400	12,216
Altria Group, Inc.	5,600	114,912
Philip Morris International, Inc.	8,630	450,141

		577,269

Trading Companies & Distributors - 0.1%
Applied Industrial Technologies, Inc.	900	22,365
Fastenal Company	1,200	57,588
H&E Equipment Services, Inc.*	400	4,312

		84,265

Trucking - 0.1%
Dollar Thrifty Automotive Group, Inc.*	700	22,491
Knight Transportation, Inc.	1,300	27,417

		49,908

Wireless Telecommunication Services - 0.8%
America Movil SAB de CV ADR	1,800	90,612
American Tower Corporation*	2,630	112,064
Crown Castle International Corporation*	2,500	95,575
Leap Wireless International, Inc.*	300	4,908
NII Holdings, Inc.*	1,400	58,324
NTELOS Holdings Corporation	900	16,011
SBA Communications Corporation*	300	10,821
Sprint Nextel Corporation*	26,400	100,320
Vodafone Group plc ADR	8,400	195,636

		684,271

TOTAL COMMON STOCKS (cost $37,635,824)		$42,378,178

	Shares	Value
FOREIGN STOCKS - 12.4%
Advertising - 0.1%
Aegis Group plc	10,712	$20,691
WPP plc	4,374	45,329

		66,020

Aerospace & Defense - 0.2%
Finmeccanica SpA	3,812	50,871
QinetiQ Group plc	17,232	35,037
Rolls-Royce Group plc	5,654	51,131

		137,039

Apparel Retail - 0.2%
Esprit Holdings, Ltd.	6,455	50,922
Inditex S.A.	786	51,814

		102,736

Apparel, Accessories & Luxury Goods - 0.1%
Cie Financiere Richemont S.A.	3,133	121,321

Application Software - 0.0%
Autonomy Corporation plc *	1,351	37,370

Auto Parts & Equipment - 0.2%
Aisin Seiki Company, Ltd.	1,600	47,917
Autoliv, Inc.	724	37,449
GKN plc	25,183	52,769
Koito Manufacturing Company, Ltd.
	2,000	29,691

		167,826

Automobile Manufacturers - 0.3%
Bayerische Motoren Werke AG	1,329	61,356
Honda Motor Company, Ltd.	1,700	60,003
Toyota Motor Corporation	4,400	176,244
Volkswagen AG	448	41,088

		338,691

Biotechnology - 0.1%
CSL, Ltd.	2,426	81,093

Brewers - 0.1%
Kirin Holdings Company, Ltd.	3,000	44,248

Broadcasting - 0.0%
Television Broadcasts, Ltd.	5,000	24,214

Cable & Satellite - 0.2%
British Sky Broadcasting Group plc ADR	4,966	45,361
Jupiter Telecommunications Company, Ltd.	79	91,256

		136,617

Catalog Retail - 0.0%
N Brown Group plc	9,174	30,443

Commodity Chemicals - 0.1%
Asahi Kasei Corporation	9,000	48,419
Tosoh Corporation	6,000	15,274

		63,693

Communications Equipment - 0.0%
Alcatel-Lucent	11,218	35,472

Construction & Engineering - 0.3%
Bouygues S.A.	1,725	86,722
Carillion plc	8,905	44,103
China Railway Construction Corporation, Ltd.	41,000	50,536

		181,361

Construction Materials - 0.0%
Cemex S.A. de CV *	24,243	24,881

Data Processing & Outsourced Services - 0.1%
Cielo S.A.	7,300	69,268

Department Stores - 0.1%
PPR	659	87,739

Distillers & Vintners - 0.1%
Pernod-Ricard S.A.	1,213	103,007

Schedule of Investments March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Shares	Value
FOREIGN STOCKS - 12.4% (continued)
Distributors - 0.1%
Jardine Cycle & Carriage, Ltd.	2,000	$42,003

Diversified Banks - 1.5%
Allied Irish Banks plc	8,142	13,175
Australia & New Zealand Banking Group, Ltd.	5,347	124,421
Banco Santander S.A.	7,695	102,274
BNP Paribas	1,644	126,261
China Citic Bank Corporation, Ltd.	112,000	83,954
DBS Group Holdings, Ltd.	6,000	61,332
DnB NOR ASA *	10,132	115,762
Erste Group Bank AG	919	38,605
Intesa Sanpaolo SpA	20,027	74,593
Mitsubishi UFJ Financial Group, Inc.	8,400	44,024
National Bank of Greece S.A.	1,100	22,138
Nordea Bank AB	6,802	67,118
Societe Generale	1,189	74,783
Standard Chartered plc	5,544	151,250
Sumitomo Trust & Banking Company, Ltd.	10,000	58,613
Swedbank AB	7,563	77,611

		1,235,914

Diversified Capital Markets - 0.2%
Close Brothers Group plc	1,821	21,414
Credit Suisse Group AG	1,339	69,020
Deutsche Bank AG	842	64,860

		155,294

Diversified Chemicals - 0.1%
BASF SE	1,455	90,246

Diversified Metals & Mining - 0.4%
BHP Billiton plc	2,700	92,608
BHP Billiton, Ltd.	2,325	92,991
Rio Tinto, Ltd.	2,132	153,368

		338,967

Diversified Real Estate Activities - 0.2%
Hang Lung Properties, Ltd.	11,000	44,345
Mitsui Fudosan Company, Ltd.	3,000	50,923

		95,268

Diversified REIT’s - 0.1%
Mirvac Group	46,792	63,328

Education Services - 0.1%
Benesse Holdings, Inc.	1,300	56,313

Electric Utilities - 0.4%
E.ON AG	4,329	159,835
EDP - Energias do Brasil S.A.	1,300	24,926
Scottish & Southern Energy plc	5,554	92,784

		277,545

Electrical Components & Equipment - 0.1%
Legrand S.A. *	550	17,376
Prysmian SpA	2,943	57,838

		75,214

Electronic Components - 0.2%
Hamamatsu Photonics KK	1,500	42,403
Hosiden Corporation	2,300	30,086
LG Display Company, Ltd.	1,750	61,837
Nippon Electric Glass Company, Ltd.	5,000	70,432

		204,758

Electronic Manufacturing Services - 0.0%
Venture Corporation, Ltd.	4,000	24,933

Fertilizers & Agricultural Chemicals - 0.1%
Syngenta AG	201	55,816

Food Retail - 0.2%
FamilyMart Company, Ltd.	1,600	50,912
Tesco plc	23,680	156,424

		207,336

Gas Utilities - 0.1%
Hong Kong & China Gas Company, Ltd.	18,000	44,883

Health Care Equipment - 0.2%
Elekta AB	3,266	91,366
Fresenius SE	1,078	81,394
Terumo Corporation	700	37,285

		210,045

Heavy Electrical Equipment - 0.3%
ABB, Ltd.	2,046	44,688
Alstom S.A.	1,149	71,654
Mitsubishi Electric Corporation	13,000	119,440

		235,782

Home Entertainment Software - 0.1%
Nintendo Company, Ltd.	200	66,955

Home Improvement Retail - 0.1%
Kingfisher plc	18,400	59,886

Homebuilding - 0.0%
Persimmon plc	5,000	35,346

Household Appliances - 0.0%
Makita Corporation	700	23,060

Independent Power Producers & Energy Traders - 0.1%
EDF Energies Nouvelles S.A.	561	26,836
Iberdrola Renovables S.A.	15,163	62,979

		89,815

Industrial Conglomerates - 0.3%
DCC plc	2,879	74,663
Hutchison Whampoa, Ltd.	5,700	41,699
Koninklijke Philips Electronics N.V.	2,798	89,721
SembCorp Industries, Ltd.	26,900	79,414

		285,497

Industrial Gases - 0.0%
Air Water, Inc.	2,000	22,889

Schedule of Investments March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Shares	Value
FOREIGN STOCKS - 12.4% (continued)
Industrial Machinery - 0.1%
Cargotec Oyj	1,033	$29,887
Charter International plc	3,642	41,501
Fanuc, Ltd.	200	21,220
Toshiba Machine Company, Ltd.	3,000	12,771

		105,379

Integrated Oil & Gas - 0.3%
BG Group plc	2,638	45,651
Statoil ASA	5,650	130,818

		176,469

Integrated Telecommunication Services - 0.4%
France Telecom S.A.	3,625	86,739
Hutchison Telecommunications Hong Kong Holdings, Ltd.	104,000	17,949
Singapore Telecommunications, Ltd.	26,000	58,916
Telefonica S.A.	6,637	157,241
Telstra Corporation, Ltd.	13,867	38,044

		358,889

Internet Software & Services - 0.0%
Kakaku.com, Inc.	9	32,633

Investment Banking & Brokerage - 0.1%
Macquarie Group, Ltd.	1,344	58,269

IT Consulting & Other Services - 0.0%
Logica plc	13,045	27,038
NS Solutions Corporation	1,100	19,942

		46,980

Life & Health Insurance - 0.4%
Prudential plc	6,082	50,480
Sony Financial Holdings, Inc.	27	88,657
Sun Life Financial, Inc.	3,600	115,794
Swiss Life Holding AG	754	99,041

		353,972

Marine - 0.0%
Nippon Yusen KK	5,000	19,734

Multi-Line Insurance - 0.1%
AXA S.A.	4,786	106,470

Multi-Utilities - 0.1%
GDF Suez	1,428	55,164

Office Electronics - 0.2%
Canon, Inc.	1,800	83,363
Konica Minolta Holdings, Inc.	5,000	58,345

		141,708

Oil & Gas Drilling - 0.0%
China Oilfield Services, Ltd.	28,000	41,112

Oil & Gas Equipment & Services - 0.2%
Fugro N.V.	464	30,327
Modec, Inc.	1,000	17,937
Saipem SpA	1,887	73,023
Subsea 7, Inc. *	3,700	74,960

		196,247

Oil & Gas Exploration & Production - 0.0%
Beach Energy, Ltd.	58,700	39,857

Other Diversified Financial Services - 0.0%
ING Groep N.V.	2,480	24,761

Packaged Foods & Meats - 0.5%
Dairy Crest Group plc	6,814	38,493
House Foods Corporation	1,500	21,803
Nestle S.A.	5,726	293,251
Unilever plc	2,980	87,539

		441,086

Personal Products - 0.1%
Kobayashi Pharmaceutical Company, Ltd.	800	32,943
L’Oreal S.A.	820	86,237

		119,180

Pharmaceuticals - 0.7%
Astellas Pharma, Inc.	800	28,964
Chugai Pharmaceutical Company, Ltd.	1,200	22,564
Roche Holding AG	1,289	209,047
Rohto Pharmaceutical Company, Ltd.	2,000	21,969
Sanofi-Aventis S.A.	2,152	160,423

		442,967

Photographic Products - 0.1%
Nikon Corporation	2,000	43,660

Property & Casualty Insurance - 0.1%
QBE Insurance Group, Ltd.	3,729	71,271
Suncorp-Metway, Ltd.	3,775	29,581

		100,852

Publishing - 0.1%
Informa plc	4,127	24,253
Sanoma Oyj	2,022	44,791

		69,044

Railroads - 0.1%
Central Japan Railway Company	9	68,538

Real Estate Development - 0.0%
China Overseas Land & Investment, Ltd.	17,760	40,121
Goldcrest Company, Ltd.	820	21,690
Soho China, Ltd.	62,000	35,136

		96,947

Regional Banks - 0.1%
Bank of Yokohama, Ltd.	10,000	48,987

Reinsurance - 0.1%
Muenchener Rueckversicherungs AG	574	93,153

Schedule of Investments
March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Shares	Value
FOREIGN STOCKS - 12.4% (continued)
Restaurants - 0.1%
Compass Group plc	6,631	$52,924
Mitchells & Butlers plc	9,890	47,555

		100,479

Retail REIT’s - 0.1%
Unibail-Rodamco SE	466	94,415

Semiconductor Equipment - 0.2%
ASML Holding N.V.	1,687	60,294
Sumco Corporation	3,000	63,790

		124,084

Semiconductors - 0.2%
Samsung Electronics Company, Ltd.	63	45,581
Taiwan Semiconductor Manufacturing Company, Ltd.	35,129	68,034

		113,615

Specialized Finance - 0.0%
Deutsche Boerse AG	551	40,844

Specialty Chemicals - 0.2%
Hitachi Chemical Company, Ltd.	1,800	38,890
Umicore	2,501	87,342
Wacker Chemie AG	538	80,226

		206,458

Steel - 0.2%
Kobe Steel, Ltd.	21,000	45,147
SSAB AB	2,777	49,919

		95,066

Trading Companies & Distributors - 0.3%
Mitsubishi Corporation	3,400	89,096
Mitsui & Company, Ltd.	7,000	117,620

		206,716

Trucking - 0.1%
Arriva plc	5,182	57,635

Wireless Telecommunication Services - 0.1%
KDDI Corporation	13	67,298

TOTAL FOREIGN STOCKS (cost $9,603,602)		$10,238,800

	Shares	Value
PREFERRED STOCK - 0.0%
Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage
Association 8.25%, 12/31/2010*	1,050	$1,334

TOTAL PREFERRED STOCK (cost $26,250)		$1,334

	Shares	Value
FOREIGN RIGHTS - 0.0%
Automobile Manufacturers - 0.0%
Volkswagen AG	448	$278

TOTAL FOREIGN RIGHTS (cost $176)		$278

	Shares	Value
WARRANTS - 0.0%
Anvil (Cl. A)
$1.00, 2/28/2012 [9]	333	$6
Anvil (Cl. B)
$1.00, 2/28/2012 [9]	370	$4

TOTAL WARRANTS (cost $3,850)		$10

	Principal
	Amount	Value
CORPORATE BOND - 12.5%
Aerospace & Defense - 0.1%
Lockheed Martin Corporation
4.12%, 2013[1]	$25,000	$26,377
Spirit Aerosystems, Inc.
7.50%, 2017[1,2,4]	25,000	25,625
United Technologies Corporation
5.70%, 2040[1]	30,000	30,340

		82,342

Airlines - 0.0%
Continental Airlines, Inc.
7.25%, 2019[1]	10,000	10,700
Delta Air Lines, Inc.
12.25%, 2015[1,2,3,4]	25,000	26,656
7.75%, 2019[1]	10,000	10,500

		47,856

Automotive - 0.2%
American Axle & Manufacturing, Inc.
7.88%, 2017[1]	25,000	23,313
Daimler Finance North America LLC
6.50%, 2013[1]	30,000	33,259
ERAC USA Finance LLC
5.60%, 2015[1,2,4,9]	40,000	42,207
Ford Motor Credit Company LLC
12.00%, 2015[1]	25,000	29,867
Hertz Corporation
10.50%, 2016[1]	25,000	26,844
Johnson Controls, Inc.
5.00%, 2020[1]	15,000	14,964
Motors Liquidation Company
8.25%, 2023[1,5]	25,000	9,250

		179,704

Banking - 1.4%
Bank of America Corporation
5.65%, 2018[1]	155,000	156,809
BB&T Capital Trust II
6.75%, 2036[1]	20,000	19,912
Citigroup, Inc.
6.50%, 2013[1]	120,000	129,361
Discover Financial Services
10.25%, 2019[1]	25,000	29,744
E*Trade Financial Corporation
12.50%, 2017[1]	32,000	38,240
Fifth Third Bancorp
6.25%, 2013[1]	20,000	21,509
Goldman Sachs Group, Inc.
7.50%, 2019[1]	40,000	45,712
JP Morgan Chase Capital XXII
6.45%, 2037[1]	35,000	32,494
JPMorgan Chase & Company
4.75%, 2013[1]	55,000	58,624
6.00%, 2018[1]	205,000	222,568

Schedule of Investments
March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Principal
	Amount	Value
CORPORATE BOND - 12.5% (continued)
Banking - 1.4% (continued)
Morgan Stanley
4.20%, 2014[1]	$10,000	$10,022
4.10%, 2015[1]	110,000	109,409
7.30%, 2019[1]	100,000	110,481
Northern Trust Company
4.60%, 2013[1]	25,000	26,602
Northern Trust Corporation
5.30%, 2011[1]	30,000	31,624
5.50%, 2013[1]	10,000	11,066
PNC Funding Corporation
5.63%, 2017[1]	35,000	36,114
Svensk Exportkredit AB
5.13%, 2017[1]	70,000	76,159
U.S. Bancorp
4.50%, 2010[1]	45,000	45,524
Westpac Banking Corporation
4.88%, 2019[1]	25,000	24,832

		1,236,806

Basic Industry - 0.0%
BWAY Corporation
10.00%, 2014[1,4]	25,000	26,875
Potash Corporation of Saskatchewan, Inc.
4.88%, 2020[1]	20,000	20,034
Rio Tinto Finance USA, Ltd.
8.95%, 2014[1]	15,000	18,075

		64,984

Basic Industry — Other - 0.0%
Cooper US, Inc.
6.10%, 2017[1]	35,000	38,110
Xstrata Finance Canada, Ltd.
5.50%, 2011[1,2,4,9]	35,000	36,718

		74,828

Brokerage - 1.0%
Ameriprise Financial, Inc.
7.30%, 2019[1]	40,000	46,346
Citigroup, Inc.
5.50%, 2012[1]	37,000	39,003
5.50%, 2013[1]	45,000	47,285
Goldman Sachs Group, Inc.
6.15%, 2018[1]	245,000	259,229
5.38%, 2020[1]	35,000	34,676
6.35%, 2034[1]	30,000	27,701
Jefferies Group, Inc.
6.25%, 2036[1]	35,000	29,791
Merrill Lynch & Company, Inc.
5.45%, 2013[1]	35,000	37,030
6.88%, 2018[1]	85,000	91,602
7.75%, 2038[1]	35,000	38,796
Morgan Stanley
6.00%, 2015[1]	100,000	107,122
Nuveen Investments, Inc.
10.50%, 2015[1]	25,000	24,250

		782,831

Building Materials - 0.1%
CRH America, Inc.
6.00%, 2016[1]	25,000	26,862
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 2017[1]	50,000	55,625
Gibraltar Industries, Inc.
8.00%, 2015[1,3]	25,000	24,625
Holcim US Finance Sarl & Cie SCS
6.00%, 2019[1,2,4,9]	20,000	20,770
Lafarge S.A.
6.15%, 2011[1]	20,000	20,890

		148,772

Capital Goods - 0.1%
Ball Corporation
7.13%, 2016[1]	25,000	26,562
Goodrich Corporation
4.88%, 2020[1]	15,000	15,108
Roper Industries, Inc.
6.25%, 2019[1]	10,000	10,597

		52,267

Chemicals - 0.1%
Dow Chemical Company
8.55%, 2019[1]	30,000	36,292
Praxair, Inc.
5.20%, 2017[1]	35,000	37,079
Solutia, Inc.
8.75%, 2017[1]	25,000	26,375

		99,746

Communications - 0.3%
American Tower Corporation
4.63%, 2015[1]	15,000	15,426
7.25%, 2019[1,2,4,9]	28,000	31,500
Crown Castle Towers LLC
6.11%, 2020[1,2,4,9]	38,000	39,750
Grupo Televisa S.A.
6.63%, 2040[1]	15,000	14,979
Intelsat Jackson Holdings S.A.
8.50%, 2019[1,2,4]	50,000	52,500
QVC, Inc.
7.50%, 2019[1,2,4]	25,000	25,500
Telecom Italia Capital S.A.
6.18%, 2014[1]	30,000	32,067
Telefonica Emisiones SAU
5.88%, 2019[1]	15,000	16,066

		227,788

Communications — Other - 0.3%
AT&T, Inc.
5.63%, 2016[1]	50,000	54,816
Dun & Bradstreet Corporation
5.50%, 2011[1]	25,000	26,009
Hughes Network Systems LLC
9.50%, 2014[1]	25,000	25,688
Lamar Media Corporation
6.63%, 2015[1]	100,000	97,124
XM Satellite Radio, Inc.
11.25%, 2013[1,2,4]	25,000	27,063

		230,700

Construction Machinery - 0.1%
Commercial Vehicle Group, Inc.
11.00%, 2013[1,2,4,9]	21,379	20,951
Esco Corporation
8.63%, 2013[1,2,4]	50,000	50,250

		71,201

Consumer Noncyclical - 0.1%
AmerisourceBergen Corporation
4.88%, 2019[1]	25,000	24,895

Schedule of Investments
March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Principal
	Amount	Value
CORPORATE BOND - 12.5% (continued)
Consumer Noncyclical - 0.1% (continued)
Kroger Company
3.90%, 2015[1]	$20,000	$20,245

		45,140

Consumer Noncyclical — Other - 0.1%
Bunge North America Finance, LP
5.90%, 2017[1]	55,000	56,319

Diversified Manufacturing - 0.1%
3M Company
5.70%, 2037[1]	35,000	36,178
Bombardier, Inc.
8.00%, 2014[1,2,4]	25,000	26,188
Case New Holland, Inc.
7.75%, 2013[1,2,4]	25,000	25,938
Hawk Corporation
8.75%, 2014[1]	25,000	25,000

		113,304

Electric - 1.0%
AES Corporation
7.75%, 2014[1]	25,000	25,563
Allegheny Energy Supply Company LLC
6.75%, 2039[1,2,4,9]	30,000	29,446
Appalachian Power Company
6.38%, 2036[1]	25,000	25,834
Baltimore Gas & Electric Company
5.90%, 2016[1]	50,000	53,724
Black Hills Corporation
6.50%, 2013[1]	30,000	32,417
CenterPoint Energy, Inc.
7.25%, 2010[1]	25,000	25,551
Consumers Energy Company
6.00%, 2014[1]	25,000	27,416
El Paso Electric Company
6.00%, 2035[1]	45,000	40,605
Energy Future Holdings Corporation
11.25%, 2017[1]	3,090	2,101
Entergy Gulf States Louisiana LLC
5.59%, 2024[1]	10,000	10,210
Entergy Louisiana LLC
5.40%, 2024[1]	10,000	10,015
Exelon Generation Company LLC
6.25%, 2039[1]	15,000	15,168
Express Scripts, Inc.
6.25%, 2014[1]	15,000	16,619
Massachusetts Electric Company
5.90%, 2039[1,2,4,9]	25,000	25,325
Monongahela Power Company
5.70%, 2017[1,2,4,9]	40,000	39,363
Nevada Power Company
7.13%, 2019[1]	25,000	28,152
Northern States Power Company
5.35%, 2039[1]	14,000	13,270
Pacific Gas & Electric Company
6.35%, 2038[1]	20,000	21,316
PacifiCorp
6.25%, 2037[1]	40,000	42,477
Pinnacle Foods Finance LLC
9.25%, 2015[1]	25,000	25,625
Public Service Company of Oklahoma
5.15%, 2019[1]	15,000	15,132
Public Service Electric & Gas Company
5.70%, 2036[1]	50,000	50,359
RRI Energy, Inc.
7.88%, 2017[1]	25,000	22,438
Southern California Edison Company
5.50%, 2040[1]	50,000	49,013
Southern Company
4.15%, 2014[1]	20,000	20,874
Tampa Electric Company
6.15%, 2037[1]	40,000	40,436
Teck Resources, Ltd.
9.75%, 2014[1]	25,000	29,625
Teco Finance, Inc.
5.15%, 2020[1]	20,000	19,750
Texas Competitive Electric Holdings Company LLC
10.25%, 2015[1,3]	50,000	34,750
Virginia Electric and Power Company
4.50%, 2010[1]	35,000	35,909
Westar Energy, Inc.
5.10%, 2020[1]	25,000	25,231

		853,714

Energy - 0.1%
Hess Corporation
6.00%, 2040[1]	15,000	14,813
North American Energy Alliance LLC
10.88%, 2016[1,2,4]	25,000	26,625

		41,438

Energy — Other - 0.1%
Cie Generale de Gelphysique- Veritas
9.50%, 2016[1]	25,000	26,750

Entertainment - 0.1%
Historic TW, Inc.
6.88%, 2018[1]	50,000	56,474
Ticketmaster Entertainment LLC
10.75%, 2016[1]	25,000	27,875

		84,349

Environmental - 0.1%
Waste Management, Inc.
6.10%, 2018[1]	55,000	59,231

Financial — Other - 0.2%
AvalonBay Communities, Inc.
6.13%, 2012[1]	16,000	17,327
Duke Realty, LP
6.25%, 2013[1]	20,000	21,071

Schedule of Investments
March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Principal
	Amount	Value
CORPORATE BOND - 12.5% (continued)
Financial — Other - 0.2% (continued)
First Data Corporation
9.88%, 2015[1]	$25,000	$21,312
Kinder Morgan Finance Company ULC
5.70%, 2016[1]	45,000	44,100
Nuveen Investments, Inc.
5.50%, 2015[1]	25,000	19,219

		123,029

Financial Companies - 0.1%
GMAC, Inc.
8.00%, 2020[1,2,4]	25,000	25,625
WEA Finance LLC
7.50%, 2014[1,2,4,9]	20,000	22,386

		48,011

Financial Companies — Noncaptive Consumer - 0.2%
American Express Credit Corporation
5.88%, 2013[1]	35,000	37,913
7.30%, 2013[1]	15,000	16,836
Capital One Capital IV
6.75%, 2037[1,6]	50,000	43,125
SLM Corporation
5.13%, 2012[1]	15,000	14,905
8.45%, 2018[1]	50,000	50,568

		163,347

Financial Companies — Noncaptive Diversified - 0.1%
Caterpillar Financial Services Corporation
4.25%, 2013[1]	35,000	37,230
International Lease Finance Corporation
6.63%, 2013[1]	25,000	24,332
Wachovia Corporation
5.75%, 2018[1]	55,000	58,469

		120,031

Financial Institutions - 0.1%
Citigroup, Inc.
5.50%, 2014[1]	20,000	20,698
JPMorgan Chase Capital XXVII
7.00%, 2039[1]	30,000	30,615
PNC Funding Corporation
3.63%, 2015[1]	10,000	10,060
SLM Corporation
5.38%, 2014[1]	25,000	23,680

		85,053

Food & Beverage - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 2014[1,2,4,9]	60,000	64,986
ARAMARK Corporation
3.75%, 2015[1,6]	25,000	23,250
Coca-Cola Amatil, Ltd.
3.25%, 2014[1,2,4,9]	20,000	19,823
General Mills, Inc.
5.25%, 2013[1]	15,000	16,376
Kraft Foods, Inc.
6.50%, 2040[1]	25,000	25,907
Mead Johnson Nutrition Company
4.90%, 2019[1,2,4,9]	10,000	9,924
Pantry, Inc.
7.75%, 2014[1]	25,000	24,250
Sysco Corporation
5.25%, 2018[1]	20,000	21,306

		205,822

Gaming - 0.0%
MGM Mirage
10.38%, 2014[1,2,4]	25,000	27,563

Health Care - 0.2%
HCA, Inc.
9.25%, 2016[1]	50,000	53,156
Highmark, Inc.
6.80%, 2013[1,2,4,9]	30,000	32,269
Talecris Biotherapeutics Holdings Corporation
7.75%, 2016[1,2,4]	25,000	25,125
WellPoint, Inc.
5.00%, 2011[1]	30,000	30,880
Wyeth
5.95%, 2037[1]	35,000	36,644

		178,074

Home Construction - 0.1%
MDC Holdings, Inc.
5.50%, 2013[1]	55,000	56,722
NVR, Inc.
5.00%, 2010[1]	20,000	20,092

		76,814

Independent Energy - 0.3%
Canadian Natural Resources, Ltd.
6.25%, 2038[1]	35,000	36,191
Connacher Oil and Gas, Ltd.
10.25%, 2015[1,2,4]	25,000	25,438
Forest Oil Corporation
8.00%, 2011[1]	25,000	26,375
Hilcorp Energy I, LP
7.75%, 2015[1,2,4]	75,000	74,062
NRG Energy, Inc.
7.25%, 2014[1]	25,000	25,188
Southern Company
5.30%, 2012[1]	15,000	15,947

		203,201

Insurance - 0.2%
Aflac, Inc.
6.90%, 2039[1]	20,000	20,611
Allstate Corporation
7.45%, 2019[1]	10,000	11,735
American International Group, Inc.
8.25%, 2018[1]	25,000	26,232
8.18%, 2058[1,6]	25,000	21,125
Genworth Financial, Inc.
8.63%, 2016[1]	10,000	10,913
PartnerRe Finance B LLC
5.50%, 2020[1]	30,000	29,715

Schedule of Investments
March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Principal
	Amount	Value
CORPORATE BOND - 12.5% (continued)
Insurance - 0.2% (continued)
Reinsurance Group of America, Inc.
6.45%, 2019[1]	$15,000	$15,674

		136,005

Insurance — Life - 0.3%
MetLife, Inc.
6.13%, 2011[1]	50,000	53,493
NLV Financial Corporation
7.50%, 2033[1,2,4,9]	30,000	27,063
Pacific LifeCorp
6.00%, 2020[1,2,4,9]	30,000	29,282
Principal Financial Group, Inc.
6.05%, 2036[1]	30,000	28,231
Principal Life Global Funding I
5.13%, 2013[1,2,4,9]	45,000	46,177
Prudential Financial, Inc.
6.20%, 2015[1]	10,000	10,916
Sun Life Financial Global Funding, LP
0.50% 2013[1,2,4,6,9]	45,000	43,544

		238,706

Insurance — Property & Casualty - 0.1%
ACE INA Holdings, Inc.
5.70%, 2017[1]	30,000	32,408
HUB International Holdings, Inc.
10.25%, 2015[1,2,4]	25,000	23,938

		56,346

Integrated Energy - 0.2%
Hess Corporation
7.88%, 2029[1]	20,000	23,963
Petrobras International Finance Company
5.88%, 2018[1]	35,000	36,552
Petro-Canada
6.80%, 2038[1]	10,000	10,699
West Penn Power Company
5.95%, 2017[1,2,4,9]	25,000	25,565

		96,779

Lodging - 0.0%
Host Hotels & Resorts, LP
6.75%, 2016[1]	25,000	25,063

Media — Cable - 0.6%
British Sky Broadcasting Group plc
6.10%, 2018[1,2,4,9]	55,000	59,135
CBS Corporation
5.75%, 2020[1]	15,000	15,064
Comcast Cable Communications Holdings, Inc.
8.38%, 2013[1]	11,000	12,751
Comcast Corporation
5.70%, 2018[1]	40,000	42,412
COX Communications, Inc.
7.13%, 2012[1]	20,000	22,353
6.25%, 2018[1,2,4,9]	10,000	10,635
8.38%, 2039[1,2,4,9]	10,000	12,507
CSC Holdings, Inc.
8.50%, 2014[1,2,4]	25,000	26,625
DirecTV Holdings LLC
7.63%, 2016[1]	25,000	28,000
5.88%, 2019[1,2,4,9]	45,000	46,831
News America, Inc.
6.15%, 2037[1]	60,000	59,141
Omnicom Group, Inc.
6.25%, 2019[1]	20,000	21,666
TCM Sub LLC
3.55%, 2015[1,2,4,9]	25,000	24,804
Time Warner Cable, Inc.
5.40%, 2012[1]	55,000	59,043
Videotron Ltee
9.13%, 2018[1]	25,000	27,781

		468,748

Media — Non Cable - 0.2%
Affinity Group, Inc.
9.00%, 2012[1]	25,000	17,500
DIRECTV Holdings LLC
3.55%, 2015[1,2,4,9]	25,000	24,599
News America, Inc.
6.40%, 2035[1]	45,000	45,952
Thomson Reuters Corporation
6.50%, 2018[1]	25,000	28,212
Time Warner, Inc.
7.70%, 2032[1]	20,000	23,083
Univision Communications, Inc.
9.75%, 2015[1,2,4]	27,693	23,885

		163,231

Metals & Mining - 0.5%
BHP Billiton Finance USA, Ltd.
5.40%, 2017[1]	30,000	32,425
Cliffs Natural Resources, Inc.
5.90%, 2020[1]	10,000	10,241
Novelis, Inc.
11.50%, 2015[1]	25,000	26,906
Placer Dome, Inc.
6.45%, 2035[1]	35,000	36,083
Rio Tinto Finance USA, Ltd.
5.88%, 2013[1]	35,000	38,472
Russel Metals, Inc.
6.38%, 2014[1]	25,000	23,406
Steel Dynamics, Inc.
7.38%, 2012[1]	25,000	26,000
Tube City IMS Corporation
9.75%, 2015[1]	25,000	24,594
Vale Overseas, Ltd.
6.25%, 2017[1]	20,000	21,684

		239,811

Natural Gas - 0.1%
AGL Capital Corporation
5.25%, 2019[1]	5,000	5,054
Enogex LLC
6.25%, 2020[1,2,4,9]	10,000	9,939
Enterprise Products Operating LLC
5.25%, 2020[1]	5,000	5,045
7.55%, 2038[1]	15,000	17,255
Magellan Midstream Partners, LP
6.55%, 2019[1]	20,000	22,152

Schedule of Investments
March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Principal
	Amount	Value
CORPORATE BOND - 12.5% (continued)
Natural Gas - 0.1% (continued)
Plains All American Pipeline, LP
5.75%, 2020[1]	$20,000	$20,509
Spectra Energy Capital LLC
5.65%, 2020[1]	20,000	20,571

		100,525

Natural Gas Pipelines - 0.2%
Boardwalk Pipelines, LP
5.50%, 2017[1]	20,000	20,608
Buckeye Partners, LP
6.05%, 2018[1]	15,000	15,928
Dynegy Holdings, Inc.
7.50%, 2015[1]	25,000	20,750
El Paso Corporation
12.00%, 2013[1]	25,000	29,250
Plains All American Pipeline, LP
6.50%, 2018[1]	15,000	16,343
Texas Gas Transmission LLC
5.50%, 2013[1,2,4,9]	50,000	53,160

		156,039

Non U.S. Banking - 0.0%
Credit Suisse AG
5.40%, 2020[1]	40,000	40,313
Lloyds TSB Bank plc
4.38%, 2015[1,2,4,9]	35,000	34,502

		74,815

Oil Field Services - 0.5%
Devon Financing Corporation ULC
7.88%, 2031[1]	25,000	31,039
Diamond Offshore Drilling, Inc.
5.15%, 2014[1]	25,000	26,976
El Paso Natural Gas Company
5.95%, 2017[1]	13,000	13,542
EnCana Corporation
5.90%, 2017[1]	35,000	37,875
6.50%, 2034[1]	35,000	37,097
EOG Resources, Inc.
5.88%, 2017[1]	25,000	27,263
Nabors Industries, Inc.
6.15%, 2018[1]	10,000	10,653
Pemex Project Funding Master Trust
5.75%, 2018[1]	80,000	82,332
Petrobras International Finance Company
7.88%, 2019[1]	15,000	17,543
5.75%, 2020[1]	10,000	10,245
Shell International Finance BV
6.38%, 2038[1]	25,000	27,530
Southern Natural Gas Company
5.90%, 2017[1,2,3,4,9]	13,000	13,540
Woodside Finance, Ltd.
4.50%, 2014[1,2,4,9]	10,000	10,246
XTO Energy, Inc.
5.65%, 2016[1]	30,000	33,215

		379,096

Paper - 0.1%
Boise Cascade LLC
7.13%, 2014[1]	15,000	13,875
Georgia-Pacific LLC
7.13%, 2017[1,2,4]	25,000	26,000
Nielsen Finance LLC
11.63%, 2014[1]	25,000	28,250

		68,125

Pharmaceuticals - 0.0%
Life Technologies Corporation
4.40%, 2015[1]	15,000	15,104

Pipelines - 0.1%
Enbridge Energy Partners, LP
5.20%, 2020[1]	10,000	10,044
Kinder Morgan, Inc.
6.50%, 2012[1]	25,000	26,312
Williams Partners, LP
6.30%, 2040[1,2,4,9]	25,000	24,843

		61,199

Refining - 0.2%
Enterprise Products Operating LLC
6.30%, 2017[1]	20,000	21,970
Marathon Oil Corporation
6.00%, 2017[1]	35,000	37,564
6.60%, 2037[1]	15,000	15,746
Motiva Enterprises LLC
6.85%, 2040[1,2,4,9]	10,000	10,776
Valero Energy Corporation
6.13%, 2017[1]	55,000	57,249

		143,305

REIT’s - 0.3%
AMB Property, LP
6.63%, 2019[1]	20,000	20,356
ERP Operating, LP
5.25%, 2014[1]	25,000	26,176
Federal Realty Investment Trust
6.00%, 2012[1]	20,000	21,373
Hospitality Properties Trust
5.63%, 2017[1]	30,000	27,990
Mack-Cali Realty, LP
7.75%, 2019[1]	20,000	22,054
Reckson Operating Partnership, LP
6.00%, 2016[1]	30,000	29,484
Regency Centers, LP
5.88%, 2017[1]	15,000	14,975
Simon Property Group, LP
5.75%, 2015[1]	55,000	58,184

		220,592

Restaurants - 0.0%
Macy’s Retail Holdings, Inc.
5.35%, 2012[1]	20,000	21,000

Retailers - 0.3%
AmeriGas Partners, LP
7.13%, 2016[1]	100,000	100,999
GameStop Corporation
8.00%, 2012[1]	25,000	25,938
Home Depot, Inc.
5.40%, 2016[1]	35,000	37,820
JC Penney Corporation, Inc.
9.00%, 2012[1]	30,000	33,600

Schedule of Investments
March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Principal
	Amount	Value
CORPORATE BOND - 12.5% (continued)
Retailers - 0.3% (continued)
Neiman Marcus Group, Inc.
10.38%, 2015[1]	$25,000	$25,813
Rite Aid Corporation
10.25%, 2019[1]	25,000	26,688

		250,858

Sovereigns - 0.1%
Brazilian Government International Bond
11.00%, 2040[1]	35,000	46,848

Supermarkets - 0.0%
Kroger Company
7.50%, 2014[1]	5,000	5,773

Technology - 0.3%
Seagate Technology HDD Holdings
6.80%, 2016[1]	25,000	25,063
SunGard Data Systems, Inc.
9.13%, 2013[1]	100,000	102,500
Xerox Corporation
5.50%, 2012[1]	15,000	15,911
6.75%, 2017[1]	100,000	110,404
6.35%, 2018[1]	25,000	27,082

		280,960

Telecommunications — Wireless - 0.6%
America Movil S.A. de CV
6.38%, 2035[1]	45,000	45,322
British Telecommunications plc
5.15%, 2013[1]	40,000	42,295
CC Holdings GS V LLC
7.75%, 2017[1,2,4]	25,000	27,250
Cricket Communications, Inc.
7.75%, 2016[1]	25,000	25,938
Digicel, Ltd.
12.00%, 2014[1,2,4]	25,000	28,313
iPCS, Inc.
4.25%, 2014[1,6]	25,556	22,617
MetroPCS Wireless, Inc.
9.25%, 2014[1]	25,000	25,563
New Cingular Wireless Services, Inc.
7.88%, 2011[1]	30,000	31,927
NII Capital Corporation
10.00%, 2016[1,2,4]	25,000	27,375
Rogers Communications, Inc.
6.80%, 2018[1]	30,000	34,126
SBA Telecommunications, Inc.
8.00%, 2016[1,2,4]	25,000	26,313
Sprint Capital Corporation
8.38%, 2012[1]	25,000	26,000
Sprint Nextel Corporation
8.38%, 2017[1]	50,000	50,249
Verizon Global Funding Corporation
7.75%, 2030[1]	35,000	41,647
Verizon Virginia, Inc.
4.63%, 2013[1]	45,000	47,200
Wind Acquisition Finance S.A.
12.00%, 2015[1,2,3,4]	25,000	27,000

		529,135

Telecommunications — Wirelines - 0.4%
AT&T, Inc.
6.45%, 2034[1]	50,000	51,000
Cellco Partnership
8.50%, 2018[1]	40,000	49,906
Nordic Telephone Company Holdings ApS
8.88%, 2016[1,2,4]	100,000	107,250
Rogers Communications, Inc.
7.50%, 2015[1]	15,000	17,508
Telecom Italia Capital S.A.
5.25%, 2013[1]	30,000	31,423
Telefonica Emisiones SAU
6.22%, 2017[1]	35,000	38,383
Windstream Corporation
8.63%, 2016[1]	25,000	25,563

		321,033

Textile - 0.1%
Invista
9.25%, 2012[1,2,4]	100,000	101,250

Tobacco - 0.1%
Altria Group, Inc.
8.50%, 2013[1]	25,000	29,222
9.25%, 2019[1]	20,000	24,303
BAT International Finance plc
8.13%, 2013[1,2,4,9]	25,000	29,379
Reynolds American, Inc.
7.25%, 2013[1]	30,000	33,358

		116,262

Transportation - 0.0%
Southwest Airlines Company
5.13%, 2017[1]	20,000	19,469

U.S. Banking - 0.1%
Bank of America Corporation
6.50%, 2016[1]	20,000	21,620
Fifth Third Bancorp
8.25%, 2038[1]	25,000	26,269
GMAC, Inc.
8.00%, 2031[1]	25,000	23,875
USB Capital XIII Trust
6.63%, 2039[1]	15,000	15,184

		86,948

Us Banking - 0.0%
US Bancorp
3.15%, 2015[1]	25,000	24,741

TOTAL CORPORATE BOND (cost $9,777,183)		$10,258,781

Schedule of Investments
March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Principal
	Amount	Value
FOREIGN BOND - 0.1%
Chile - 0.1%
Celulosa Arauco y Constitucion S.A.
5.13%, 2013[1]	$40,000	$41,404

United Kingdom - 0.0%
HBOS plc
6.00%, 2033[1,2,4,9]	40,000	30,320

TOTAL FOREIGN BOND (cost $79,507)		$71,724

	Principal
	Amount	Value
FOREIGN GOVERNMENT BOND - 0.1%
Mexico - 0.1%
Mexico Government International Bond
6.38%, 2013[1]	45,000	49,950

South Africa - 0.0%
South Africa Government International Bond
6.50%, 2014[1]	65,000	71,582

TOTAL FOREIGN GOVERNMENT BOND (cost $111,554)		$121,532

	Principal
	Amount	Value
MUNICIPAL BOND - 0.4%
California - 0.2%
Bay Area Toll Authority Revenue Bonds
6.26%, 2049[1]	25,000	24,984
Los Angeles Department of Airports Revenue Bonds
6.58%, 2039[1]	20,000	20,297
San Diego County Water Authority Revenue Bonds
6.14%, 2049[1]	15,000	15,387
State of California General Obligation Unlimited
7.63%, 2040[1]	30,000	31,234

		91,902

District Of Columbia - 0.0%
District of Columbia Revenue Bonds
5.59%, 2034[1]	10,000	9,967

Illinois - 0.2%
Chicago Transit Authority Revenue Bonds
6.90%, 2040[1]	30,000	32,006
Greater Chicago Metropolitan
Water Reclamation District General Obligation Limited
5.72%, 2038[1]	25,000	25,579

		57,585

Kansas - 0.0%
Kansas Development Finance Authority Revenue Bonds
5.50%, 2034[1]	30,000	29,388

Maryland - 0.0%
Maryland State Transportation Authority Revenue Bonds
5.89%, 2043[1]	20,000	20,536

New York - 0.0%
Metropolitan Transportation Authority Revenue Bonds
7.34%, 2039[1]	10,000	11,340
New York City Housing Development Corporation Revenue Bonds
6.42%, 2027[1]	30,000	27,933

		39,273

Oregon - 0.0%
State of Oregon General Obligation Unlimited
5.89%, 2027[1]	15,000	15,470

Utah - 0.0%
Utah Transit Authority Revenue Bonds
5.94%, 2039[1]	15,000	15,652

West Virginia - 0.0%
Tobacco Settlement Finance
Authority Revenue Bonds
7.47%, 2047[1]	45,000	35,668

TOTAL MUNICIPAL BOND (cost $322,446)		$315,441

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 10.6%
Federal Home Loan Mortgage Corporation - 0.1%
Pass Through’s - 0.1%
Federal National Mortgage Association
#932633, 4.50%, 2040[1]	$107,028	$107,393

		107,393

Other Non-Agency - 1.8%
C.M.O.’s - 0.3%
Banc of America Mortgage Securities, Inc.
2004-A, 3.52%, 2034[1,6]	21,349	18,402
2004-D, 3.39%, 2034[1,6]	1,782	1,635
2004-H, 3.75%, 2034[1,6]	12,355	10,969
2004-I, 4.87%, 2034[1,6]	10,793	10,256
2005-J, 5.24%, 2035[1,6]	30,600	22,885
Commercial Mortgage Loan Trust
2008-LS1, 5.24%, 2017[1,6]	175,000	185,254
Credit Suisse Mortgage Capital Certificates
2006-C4, 5.47%, 2039[1]	100,000	96,064

		345,465

Schedule of Investments
March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 10.6% (continued)
Other Non-Agency - 1.8% (continued)
Commercial Mortgage Backed Securities - 1.5%
American Tower Trust
2007-1A, 5.96%, 2037[1,2,4,9]	$45,000	$47,363
Banc of America Commercial Mortgage, Inc.
2003-1, 4.65%, 2036[1]	$75,000	$78,095
2005-3, 4.50%, 2043[1]	193,822	195,412
Bear Stearns Commercial Mortgage Securities
2005-PW10, 5.09%, 2040[1]	30,223	30,465
2006-PW13, 5.54%, 2041[1]	61,000	62,806
2005-PWR9, 4.87%, 2042[1]	43,000	43,349
Citigroup
2005-CD1, 5.40%, 2044[1,6]	175,000	184,114
GMAC Commercial Mortgage Securities, Inc.
2001-C2, 6.70%, 2034[1]	118,373	123,631
JP Morgan Chase Commercial Mortgage Securities Corporation
2001-CIBC, 6.26%, 2033[1]	90,708	92,797
2001-CIB2, 6.24%, 2035[1]	3,643	3,660
2004-LDP4, 4.82%, 2042[1,6]	75,000	77,968
Morgan Stanley Dean Witter Capital I
2002-TOP7, 5.98%, 2039[1]	200,000	212,513

		1,152,173

		1,497,638

U.S. Government Sponsored Agencies - 7.4%
C.M.O.’s - 0.1%
Federal Home Loan Mortgage Corporation
FHR 2614 IH, 4.50%, 2016[1,7,9]	29,758	871
Federal National Mortgage Association
FNR 2003-40 Nl, 5.50%, 2028[1,7,9]	684	4
FNS 319 2, 6.50%, 2032[1,7,9]	7,905	1,424
FNR 2006-35 GK, 6.00%, 2032[1]	60,834	63,610

		65,909

Pass Through’s - 7.3%
Federal Home Loan Mortgage Corporation
#E01341, 5.50%, 2018[1]	4,111	4,424
#E99933, 5.00%, 2018[1]	2,699	2,883
#E99966, 5.00%, 2018[1]	14,142	15,105
#B10343, 5.00%, 2018[1]	3,735	3,989
#B19214, 5.50%, 2020[1]	14,432	15,541
#J02272, 5.50%, 2020[1]	50,063	53,911
#J02554, 5.50%, 2020[1]	39,365	42,390
#J03254, 6.00%, 2021[1]	9,352	10,111
#J03203, 6.00%, 2021[1]	30,240	32,696
#J03640, 6.00%, 2021[1]	50,858	54,988
#J03615, 6.00%, 2021[1]	63,214	68,348
#J03672, 6.00%, 2021[1]	19,265	20,830
#933890, 5.00%, 2023[1]	173,919	183,660
#AA0774, 4.50%, 2024[1]	160,351	166,566
#C68205, 7.00%, 2032[1]	3,067	3,436
#1B0527, 3.54%, 2032[1,6]	1,073	1,117
#A12118, 5.00%, 2033[1]	31,547	32,792
#A15852, 5.00%, 2033[1]	15,213	15,813
#A15907, 5.00%, 2033[1]	18,817	19,560
#D86309, 5.00%, 2033[1]	21,482	22,330
#A21263, 4.50%, 2034[1]	103,661	104,727
#G01805, 4.50%, 2035[1]	221,169	223,599
#833174, 4.94%, 2035[1,6]	153,329	161,366
#1G1762, 5.13%, 2035[1,6]	23,445	24,650
#1G0661, 4.97%, 2036[1,6]	10,591	11,159
#745336, 5.00%, 2036[1]	317,175	328,103
#1G1353, 6.13%, 2036[1,6]	55,960	59,681
#AA5588, 4.50%, 2039[1]	213,008	213,734
Federal National Mortgage Association
#254140, 5.50%, 2017[1]	2,626	2,829
#625931, 5.50%, 2017[1]	2,241	2,414
#254234, 5.50%, 2017[1]	2,738	2,949
#357280, 6.50%, 2017[1]	12,852	13,925
#555345, 5.50%, 2018[1]	2,609	2,810
#685202, 5.50%, 2018[1]	38,083	41,134
#725098, 5.50%, 2018[1]	9,448	10,205
#725528, 5.50%, 2019[1]	6,962	7,520
#789885, 5.50%, 2019[1]	9,632	10,404
#745406, 6.00%, 2021[1]	51,996	56,358
#981614, 5.00%, 2023[1]	6,079	6,419
#545759, 6.50%, 2032[1]	70,260	76,222
#650075, 6.50%, 2032[1]	8,993	9,936
#254514, 5.50%, 2032[1]	1,696	1,801
#254550, 6.50%, 2032[1]	14,132	15,613
#974321, 6.00%, 2033[1]	66,181	70,370
#555417, 6.00%, 2033[1]	34,995	38,085
#254767, 5.50%, 2033[1]	99,213	105,291
#747387, 5.50%, 2033[1]	20,268	21,510
#744692, 5.50%, 2033[1]	26,341	27,955
#747549, 5.50%, 2033[1]	5,838	6,196
#747571, 5.50%, 2033[1]	14,114	14,979
#744750, 5.50%, 2033[1]	9,589	10,177
#750362, 5.50%, 2033[1]	20,067	21,296
#254983, 5.50%, 2033[1]	46,153	48,980
#756190, 5.50%, 2033[1]	28,390	30,130
#255028, 5.50%, 2034[1]	11,518	12,152
#762076, 5.50%, 2034[1]	26,253	27,861
#725424, 5.50%, 2034[1]	217,504	230,830
#763700, 5.00%, 2034[1]	55,326	57,319
#789293, 5.50%, 2034[1]	90,847	96,356
#790044, 6.00%, 2034[1]	23,144	24,971
#791574, 6.00%, 2034[1]	25,541	27,557
#790217, 6.00%, 2034[1]	9,914	10,696
#725704, 6.00%, 2034[1]	218,375	236,974
#923129, 5.50%, 2034[1]	13,656	14,463
#790237, 6.00%, 2034[1]	25,862	27,903
#790629, 6.00%, 2034[1]	22,319	24,080
#790788, 6.00%, 2034[1]	28,401	30,642
#796104, 5.50%, 2034[1]	25,954	27,488
#255459, 6.00%, 2034[1]	27,879	30,080
#725946, 5.50%, 2034[1]	310,643	328,995

Schedule of Investments
March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 10.6% (continued)
U.S. Government Sponsored Agencies - 7.4% (continued)
Pass Through’s - 7.3% (continued)
Federal National Mortgage Association (continued)
#804395, 5.50%, 2034[1]	$62,078	$65,745
#808951, 6.00%, 2035[1]	305,123	326,534
#735502, 6.00%, 2035[1]	26,379	28,461
#889829, 5.00%, 2035[1]	355,948	369,324
#745216, 3.49%, 2035[1,6]	31,726	32,901
#848522, 6.04%, 2035[1,6]	10,309	10,882
#850863, 5.28%, 2035[1,6]	21,170	22,306
#745412, 5.50%, 2035[1]	42,887	45,420
#888884, 5.50%, 2035[1]	128,162	136,014
#845354, 5.50%, 2036[1]	45,838	48,460
#745554, 6.50%, 2036[1]	299,010	325,785
#868728, 6.50%, 2036[1]	11,531	12,510
#893353, 6.00%, 2036[1]	32,123	34,287
#900362, 6.00%, 2036[1]	39,853	42,537
#888010, 5.10%, 2036[1,6]	28,458	30,043
#896329, 6.50%, 2036[1]	27,986	30,413
#745946, 5.50%, 2036[1]	13,808	14,577
#905196, 6.01%, 2036[1,6]	35,864	37,694
#1B3203, 5.62%, 2037[1,6]	14,599	15,457
#938883, 5.00%, 2037[1]	70,207	72,524
#938089, 5.00%, 2037[1]	25,498	26,339
#889543, 5.50%, 2037[1]	75,840	80,013
#972155, 6.00%, 2038[1]	55,009	58,490
#983288, 6.00%, 2038[1]	60,180	63,989
#964926, 6.00%, 2038[1]	38,995	41,464
#257407, 6.00%, 2038[1]	16,536	17,585
#AA7985, 4.50%, 2039[1]	63,610	63,826
#AC4810, 4.50%, 2039[1]	25,179	25,264
#AD0441, 6.00%, 2039[1]	72,468	77,101

		5,917,329

		5,983,238

U.S. Government Sponsored Securities - 1.3%
Pass Through’s - 1.3%
Government National Mortgage Association
#780766, 7.00%, 2013[1]	53	53
#781312, 7.00%, 2013[1]	7,455	7,943
G2 2102, 8.00%, 2025[1]	682	780
G2 3295, 5.50%, 2032[1]	7,200	7,670
#612919, 5.00%, 2033[1]	28,393	29,746
#615278, 5.00%, 2033[1]	63,418	66,441
#604639, 5.00%, 2033[1]	48,337	50,641
G2 3442, 5.00%, 2033[1]	115,725	120,963
G2 3458, 5.00%, 2033[1]	32,413	33,870
G2 3490, 6.50%, 2033[1]	5,556	6,082
G2 3513, 5.00%, 2034[1]	40,322	42,096
G2 3517, 6.00%, 2034[1]	20,389	22,031
G2 3529, 5.00%, 2034[1]	9,550	9,970
G2 3530, 5.50%, 2034[1]	15,948	16,968
#605561, 5.50%, 2034[1]	35,347	37,649
G2 4495, 4.50%, 2039[1]	66,448	67,182
G2 4558, 4.50%, 2039[1]	300,333	303,652
G2 4598, 4.50%, 2039[1]	114,439	115,703
Government National Mortgage Association (continued)
G2 4617, 4.50%, 2040[1]	168,488	170,357

		1,109,797

		1,109,797

TOTAL MORTGAGE BACKED SECURITIES (cost $8,387,608)		$8,698,066

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.0%
Auto - 0.2%
AmeriCredit Automobile Receivables Trust
2006-RM, 5.53%, 2014[1]	$55,000	$56,819
Triad Auto Receivables Owner Trust
2006-B, 5.52%, 2012[1]	94,261	96,471
USAA Auto Owner Trust
2008-1, 4.16%, 2012[1]	23,304	23,592

		$176,882

Credit Cards - 0.4%
Capital One Multi-Asset Execution Trust
2007-C3, 0.52%, 2013[1,6]	70,000	69,898
2005-A7, 4.70%, 2015[1]	70,000	74,577
GE Capital Credit Card Master Note Trust
2007-3, 0.53%, 2013[1,6]	90,000	89,207
2009-2, 3.69%, 2015[1]	114,000	118,013
MBNA Credit Card Master Note Trust
2006-C3, 0.52%, 2013[1,6]	35,000	34,306

		386,001

Home Equity Loans - 0.0%
Chase Funding Mortgage Loan Asset-Backed Certificates
2002-2, 5.60%, 2031[1]	5,846	2,608
Morgan Stanley Structured Trust
2007-1, 0.33%, 2037[1,6]	11,164	10,271

		12,879

Other - 0.3%
CNH Equipment Trust
2007-A, 5.09%, 2014[1]	50,000	50,843
CNH Wholesale Master Note Trust
2009-1A, 1.93%, 2015[1,2,4,6,9]	100,000	100,798
Marriott Vacation Club Owner Trust
2006-1A, 5.74%, 2028[1,2,4,9]	42,383	43,325
2006-2A, 5.36%, 2028[1,2,4,9]	13,585	13,798

		208,764

Student Loans - 0.1%
SLM Student Loan Trust
2008-4, 1.30%, 2012[1,6]	60,000	61,357

TOTAL ASSET BACKED SECURITIES (cost $831,749)		$845,883

Schedule of Investments
March 31, 2010	SBL N (Managed Asset Allocation Fund)

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 0.0%
Federal Home Loan Bank
5.60%, 6/28/2011[1]	$10,000	$10,583

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $10,001)		$10,583

	Principal
	Amount	Value
U.S. GOVERNMENT SECURITIES - 7.2%
U.S. Treasury Bonds
4.75%, 2/15/2037	$265,000	$268,644
U.S. Treasury Inflation Indexed Bonds
0.88%, 4/15/2010	228,584	228,637
U.S. Treasury Notes
2.38%, 8/31/2010	875,000	882,759
1.75%, 8/15/2012	1,780,000	1,801,834
3.13%, 9/30/2013	300,000	312,820
2.25%, 5/31/2014	915,000	916,215
2.63%, 7/31/2014	455,000	461,221
2.63%, 4/30/2016	895,000	876,191
4.00%, 8/15/2018	185,000	190,564

TOTAL U.S. GOVERNMENT SECURITIES (cost $5,922,895)		$5,938,885

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 4.1%
State Street GA Money Market Fund[1]	$157,016	$157,016
T. Rowe Price Reserve Investment Fund[1]	3,226,535	3,226,536

TOTAL SHORT TERM INVESTMENTS (cost $3,383,552)		$3,383,552

Total Investments - 99.9% [8] (cost $76,096,197)		$82,263,047
Cash & Other Assets, Less Liabilities - 0.1%		81,258

Total Net Assets - 100.0%		$82,344,305

INVESTMENT CONCENTRATION
At March 31, 2010, the investment diversification of the Fund was as follows:

	% of Net
Country	Assets	Value

United States	82.6%	$67,950,856
United Kingdom	3.2	2,624,632
Japan	2.7	2,273,948
France	1.6	1,266,938
Switzerland	1.3	1,098,214
Australia	1.1	896,096
Canada	0.9	810,166
Germany	0.9	713,280
Spain	0.6	428,757
Sweden	0.5	399,622
Netherlands Antilles	0.5	393,452
Ireland	0.4	343,945
Bermuda	0.4	270,173
Singapore	0.3	266,598
Italy	0.3	256,325
Norway	0.3	246,580
Netherlands	0.2%	232,633
Mexico	0.3	225,744
Hong Kong	0.3	213,211
China	0.3	210,738
Cayman Islands	0.2	160,984
Brazil	0.2	141,042
Luxembourg	0.1	111,260
Republic of Korea	0.1	107,418
Denmark	0.1	107,250
Belgium	0.1	87,342
Chile	0.1	75,163
Finland	0.1	74,678
South Africa	0.0	71,582
Taiwan, Province of China	0.1	68,034
Panama	0.1	51,148
Austria	0.0	38,605
Greece	0.0	22,138
Virgin Islands (UK)	0.0	18,384
Puerto Rico	0.0	6,111

Total Investments	99.9	$82,263,047

For federal income tax purposes, the identified cost of investments owned at March 31, 2010 was $77,995,984.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Value determined based on Level 2 inputs.

[2]	Security was acquired through a private placement.

[3]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,143,781 (cost $2,060,826), or 2.6% of total net assets.

[5]	Security is in default of interest and/or principal obligations.

[6]	Variable rate security. Rate indicated is rate effective at March 31, 2010.

[7]	Security is an interest-only strip. Rate indicated is effective yield at March 31, 2010.

[8]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[9]	Security is deemed illiquid. The total market value of illiquid securities is $1,209,888 (cost $1,196,104), or 1.5% of total net assets.

Schedule of Investments
March 31, 2010	SBL O (All Cap Value Fund)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 3.2%
GeoEye, Inc.*	42,300	$1,247,850
Orbital Sciences Corporation*	48,821	928,087
United Technologies Corporation	46,000	3,386,060

		5,561,997

Air Freight & Logistics - 2.6%
FedEx Corporation	46,500	4,343,100

Apparel Retail - 1.5%
Brown Shoe Company, Inc.	74,900	1,159,452
Chico’s FAS, Inc.	70,000	1,009,400
Talbots, Inc.*	25,209	326,709

		2,495,561

Apparel, Accessories & Luxury Goods - 0.5%
Columbia Sportswear Company	325	17,072
Maidenform Brands, Inc.*	37,600	821,560

		838,632

Application Software - 0.8%
Synopsys, Inc.*	57,600	1,288,512

Asset Management & Custody Banks - 1.4%
Bank of New York Mellon Corporation	75,600	2,334,528

Building Products - 2.4%
Trex Company, Inc.*	34,800	740,892
USG Corporation*	192,200	3,298,152

		4,039,044

Casinos & Gaming - 0.4%
Penn National Gaming, Inc.*	23,500	653,300

Coal & Consumable Fuels - 0.2%
USEC, Inc.*	63,070	363,914

Communications Equipment - 0.4%
Symmetricom, Inc.* 3	129,300	753,819

Computer Hardware - 1.7%
Hewlett-Packard Company	54,400	2,891,360

Construction & Engineering - 2.2%
Insituform Technologies, Inc.*	47,900	1,274,619
Quanta Services, Inc.*	73,000	1,398,680
URS Corporation*	23,200	1,150,952

		3,824,251

Construction & Farm Machinery & Heavy Trucks - 0.4%
Force Protection, Inc.*	103,589	623,606

Construction Materials - 0.2%
Eagle Materials, Inc.	11,723	311,128

Consumer Finance - 0.4%
First Marblehead Corporation*	251,005	712,854

Data Processing & Outsourced Services - 4.6%
Computer Sciences Corporation*	55,400	3,018,746
Western Union Company	278,100	4,716,576

		7,735,322

Department Stores - 1.7%
JC Penney Company, Inc.	91,400	2,940,338

Diversified Banks - 2.8%
U.S. Bancorp	62,639	1,621,097
Wells Fargo & Company	98,495	3,065,165

		4,686,262

Diversified Chemicals - 1.2%
Dow Chemical Company	67,900	2,007,803

Drug Retail - 1.4%
CVS Caremark Corporation	65,300	2,387,368

Electric Utilities - 4.1%
Allete, Inc.	28,098	940,721
Edison International	112,700	3,850,959
Great Plains Energy, Inc.	47,192	876,355
Northeast Utilities	27,064	748,049
Westar Energy, Inc.	25,400	566,420

		6,982,504

Electrical Components & Equipment - 0.4%
General Cable Corporation*	28,000	756,000

Electronic Components - 0.4%
Power-One, Inc.*	172,800	729,216

Electronic Manufacturing Services - 2.4%
Maxwell Technologies, Inc.*	68,700	851,193
Tyco Electronics, Ltd.	115,600	3,176,688

		4,027,881

Environmental & Facilities Services - 0.5%
Covanta Holding Corporation*	47,200	786,352

Forest Products - 0.9%
Louisiana-Pacific Corporation*	164,000	1,484,200

Health Care Equipment - 3.4%
Covidien plc	49,500	2,488,860
Hologic, Inc.*	39,593	734,054
Hospira, Inc.*	46,600	2,639,890

		5,862,804

Health Care Services - 1.2%
Medco Health Solutions, Inc.*	7,200	464,832
Mednax, Inc.*	17,500	1,018,325
RehabCare Group, Inc.*	18,370	500,950

		1,984,107

Home Furnishings - 0.7%
Leggett & Platt, Inc.	51,200	1,107,968

Home Improvement Retail - 2.6%
Lowe’s Companies, Inc.	188,000	4,557,120

Human Resources & Employment Services - 0.4%
Administaff, Inc.	29,500	629,530

Schedule of Investments
March 31, 2010	SBL O (All Cap Value Fund)

	Shares	Value
COMMON STOCKS - 97.9% (continued)
Hypermarkets & Super Centers - 2.2%
Wal-Mart Stores, Inc.	68,300	$3,797,480

Independent Power Producers & Energy Traders - 0.7%
NRG Energy, Inc.*	53,800	1,124,420

Industrial Conglomerates - 2.3%
McDermott International, Inc.*	145,800	3,924,936

Industrial Machinery - 2.7%
Dover Corporation	30,100	1,407,175
Harsco Corporation	28,400	907,096
Parker Hannifin Corporation	35,400	2,291,796

		4,606,067

Insurance Brokers - 1.5%
AON Corporation	55,300	2,361,863
Arthur J Gallagher & Company	7,700	189,035

		2,550,898

Integrated Oil & Gas - 4.8%
Chevron Corporation	41,200	3,124,195
ConocoPhillips	45,900	2,348,703
Exxon Mobil Corporation	39,700	2,659,106

		8,132,004

Integrated Telecommunication Services - 1.0%
Windstream Corporation	155,800	1,696,662

IT Consulting & Other Services - 0.2%
Satyam Computer Services, Ltd. ADR	74,036	386,468

Managed Health Care - 0.8%
Aetna, Inc.	39,900	1,400,889

Movies & Entertainment - 1.8%
Time Warner, Inc.	98,466	3,079,032

Multi-Line Insurance - 0.8%
American Financial Group, Inc.	47,800	1,359,910

Multi-Utilities - 1.0%
Alliant Energy Corporation	31,400	1,044,364
Black Hills Corporation	22,000	667,700

		1,712,064

Office Services & Supplies - 0.2%
United Stationers, Inc.*	4,895	288,071

Oil & Gas Equipment & Services - 2.6%
Complete Production Services, Inc.*	16,200	187,110
Global Industries, Ltd.*	203,002	1,303,273
Halliburton Company	94,800	2,856,324

		4,346,707

Oil & Gas Exploration & Production - 2.1%
Chesapeake Energy Corporation	85,700	2,025,948
Goodrich Petroleum Corporation*	16,026	250,647
Gulfport Energy Corporation*	31,900	358,556
Petrohawk Energy Corporation*	47,800	969,384

		3,604,535

Oil & Gas Storage & Transportation - 2.4%
Southern Union Company	50,900	1,291,333
Williams Companies, Inc.	121,300	2,802,030

		4,093,363

Other Diversified Financial Services - 1.1%
JPMorgan Chase & Company	42,800	1,915,300

Packaged Foods & Meats - 2.1%
Hormel Foods Corporation	42,100	1,768,621
JM Smucker Company	23,300	1,404,058
Ralcorp Holdings, Inc.*	6,300	427,014

		3,599,693

Paper Packaging - 1.1%
Bemis Company, Inc.	41,400	1,189,008
Sonoco Products Company	29,900	920,621

		2,109,629

Pharmaceuticals - 0.4%
Merck & Company, Inc.	16,493	616,014

Property & Casualty Insurance - 5.3%
Alleghany Corporation*	3,641	1,065,874
Berkshire Hathaway, Inc.*	54,800	4,453,596
Employers Holdings, Inc.	33,000	490,050
Hanover Insurance Group, Inc.	37,700	1,644,097
W.R. Berkley Corporation	58,300	1,521,047

		9,174,664

Railroads - 2.1%
Union Pacific Corporation	49,200	3,606,360

Regional Banks - 3.5%
Associated Banc-Corporation	56,976	786,269
BB&T Corporation	62,400	2,021,136
Fifth Third Bancorp	50,000	679,500
Old National Bancorp	19,545	233,563
Regions Financial Corporation	277,600	2,179,160

		5,899,628

Research & Consulting Services - 3.7%
Equifax, Inc.	153,600	5,498,880
ICF International, Inc.*	11,100	275,724
Navigant Consulting, Inc.*	58,500	709,605

		6,484,209

Restaurants - 0.9%
Burger King Holdings, Inc.	46,466	987,867
Jack in the Box, Inc.*	20,000	471,000

		1,458,867

Semiconductor Equipment - 0.0%
FEI Company*	3,014	69,051

Semiconductors - 0.9%
IXYS Corporation*3	176,300	1,505,602

Specialty Chemicals - 0.4%
HB Fuller Company	13,200	306,372

Schedule of Investments
March 31, 2010	SBL O (All Cap Value Fund)

	Shares	Value
COMMON STOCKS - 97.9% (continued)
Specialty Chemicals - 0.4% (continued)
Zoltek Companies, Inc.*	30,900	$297,876

		604,248

Specialty Stores - 0.8%
Cabela’s, Inc.*	79,237	1,385,855

Tobacco - 1.2%
Philip Morris International, Inc.	38,700	2,018,592

Trucking - 0.3%
Saia, Inc.*	39,000	541,320

TOTAL COMMON STOCKS (cost $164,064,107)		$166,792,919

	Principal
	Amount	Value
COMMERCIAL PAPER - 1.8%
Non U.S. Banking - 1.8%
Barclays Funding LLC
0.13%, 04/01/2010[1]	$3,000,000	$3,000,000

TOTAL COMMERCIAL PAPER (cost $3,000,000)		$3,000,000

Total Investments - 99.7%[2] (cost $167,064,107)		$169,792,919
Cash & Other Assets, Less Liabilities - 0.3%		467,877

Total Net Assets - 100.0%		$170,260,796

For federal income tax purposes, the identified cost of investments owned at March 31, 2010 was $167,087,757.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security

[1]	Value determined based on Level 2 inputs.

[2]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[3]	Security is deemed illiquid. The total market value of illiquid securities is $2,259,421 (cost $2,765,592), or 1.3% of total net assets.

Schedule of Investments
March 31, 2010	SBL P (High Yield Fund)

	Shares	Value
COMMON STOCKS - 0.7%
Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc.*	57	$3,024

Airlines - 0.0%
Delta Air Lines, Inc.*	2,225	32,463

Broadcasting - 0.0%
Adelphia Recovery Trust*	5,270	422

Cable & Satellite - 0.0%
Time Warner Cable, Inc.	101	5,384

Electronic Manufacturing Services - 0.0%
Viasystems Group, Inc.*	100	2,173

Health Care Equipment - 0.0%
MEDIQ, Inc.*	92	1

Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc.*10	10,740	10,622

Oil & Gas Equipment & Services - 0.1%
SemGroup Corporation1,9*	4,398	126,992

Publishing - 0.4%
Dex One Corporation*	13,067	364,830
SuperMedia, Inc.*	513	20,982

		385,812

Specialized Finance - 0.2%
CIT Group, Inc.*	7,613	296,602

TOTAL COMMON STOCKS (cost $1,263,609)		$863,495

	Shares	Value
PREFERRED STOCK - 0.4%
Department Stores - 0.3%
Sears Holdings Corporation
7.00%, 7/15/2042*	6,510	$101,516
7.40%, 2/1/2043*	18,320	309,150

		410,666

Marine Ports & Services - 0.0%
U.S Shipping Corporation [9]	24,529	61,322

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage
8.38%, 12/31/2012*	28,000	35,560
Federal National Mortgage Association
8.25%, 12/31/2010*	28,000	35,560
4.38%, 5/13/2011	7,000	11,200

		82,320

TOTAL PREFERRED STOCK (cost $2,970,479)		$554,308

	Shares	Value
WARRANTS - 0.0%
SemGroup[1,9]	4,630	$39,355

TOTAL WARRANTS (cost $23,150)		$39,355

	Principal
	Amount	Value
CONVERTIBLE BONDS - 5.2%
Automobiles (including Replacement Parts) - 0.7%
Sonic Automotive, Inc.
5.00%, 2029[2]	$800,000	$889,000

Brokerage - 0.9%
E*Trade Financial Corporation
8.00%, 2019[2]	$750,000	$1,197,188

Financial Services - 1.0%
Forest City Enterprises, Inc.
5.00%, 2016[2,3]	1,000,000	1,251,250

Health Care Services - 1.9%
Hologic, Inc.
2.00%, 2037[2,4]	2,450,000	2,192,750
Invacare Corporation
4.13%, 2027[2]	350,000	422,625

		2,615,375

Metals & Minerals - 0.7%
USEC, Inc.
3.00%, 2014[2]	1,100,000	888,250

TOTAL CONVERTIBLE BONDS (cost $5,786,423)		$6,841,063

	Principal
	Amount	Value
CORPORATE BOND - 90.6%
Aerospace & Defense - 0.1%
Triumph Group, Inc.
8.00%, 2017[2]	100,000	100,000

Airlines - 3.5%
American Airlines Pass Through Trust 2001-02
8.61%, 2011[2]	700,000	700,000
Continental Airlines, Inc.
8.31%, 2011[2]	541,143	524,909
7.03%, 2011[2]	1,661,662	1,678,279
7.34%, 2014[1,9]	600,000	586,500
Delta Air Lines, Inc.
7.71%, 2011[2]	530,000	527,350
7.78%, 2012[2]	584,385	566,854
7.90%, 2025[2]	75,000	1,500

		4,585,392

Automotive - 6.4%
Ford Motor Credit Company LLC
8.00%, 2014[2]	1,600,000	1,684,410
8.00%, 2016[2]	1,000,000	1,053,623
8.13%, 2020[2]	400,000	419,588
Metaldyne LLC
11.00%, 2012[1,5,9]	1,000,000	–
Motors Liquidation Company
8.38%, 2033[2,5]	1,150,000	431,250
Penske Auto Group, Inc.
7.75%, 2016[2]	1,750,000	1,684,375
Sonic Automotive, Inc.
8.63%, 2013[2]	1,750,000	1,800,312
TRW Automotive, Inc.
7.25%, 2017[2,3,6]	1,250,000	1,206,250

		8,279,808

Schedule of Investments
March 31, 2010	SBL P (High Yield Fund)

	Principal
	Amount	Value
CORPORATE BOND - 90.6% (continued)
Banking - 1.6%
FCB Capital Trust
8.05%, 2028[2]	75,000	67,169

Banking - 1.6% (continued)
Progress Capital Trust I
10.50%, 2027[2]	$700,000	$728,508
Rabobank Capital Funding II
5.26%, 2049[2,3,6,7]	1,400,000	1,248,662

		2,044,339

Brokerage - 2.0%
E*Trade Financial Corporation
7.88%, 2015[2]	2,150,000	2,064,000
Nuveen Investments, Inc.
10.50%, 2015[2]	500,000	485,000

		2,549,000

Chemicals - 0.5%
Methanex Corporation
8.75%, 2012[2]	5,000	5,250
PolyOne Corporation
6.58%, 2011[2]	625,000	621,875

		627,125

Construction Machinery - 0.8%
RSC Equipment Rental, Inc.
9.50%, 2014[2]	1,100,000	1,089,000

Consumer Products - 1.2%
Hanesbrands, Inc.
3.83%, 2014[2,6,7]	150,000	143,250
8.00%, 2016[2]	750,000	776,250
Icon Health & Fitness
11.25%, 2012[1,9]	25,000	17,500
Sealy Mattress Company
8.25%, 2014[2]	700,000	700,000

		1,637,000

Electric - 1.8%
AES Red Oak LLC
8.54%, 2019[2]	1,755,240	1,794,733
East Coast Power LLC
7.07%, 2012[2]	42,184	43,767
NRG Energy, Inc.
8.50%, 2019[2]	500,000	506,250

		2,344,750

Entertainment - 1.3%
Marquee Holdings, Inc.
9.51%, 2014[2]	1,500,000	1,256,250
Speedway Motorsports, Inc.
6.75%, 2013[2]	510,000	510,000

		1,766,250

Environmental - 0.3%
Casella Waste Systems, Inc.
9.75%, 2013[2]	400,000	400,000

Financial — Other - 1.3%
Harland Clarke Holdings
Corporation
9.50%, 2015[2]	1,500,000	1,406,250
Icahn Enterprises, LP
8.00%, 2018[2,3]	250,000	240,938

		1,647,188

Financial Companies — Noncaptive Consumer - 4.5%
General Motors Acceptance Corporation
6.75%, 2014[2]	650,000	645,907
8.00%, 2031[2]	1,600,000	1,521,350
Nelnet, Inc.
7.40%, 2036[2,7]	3,250,000	2,702,956
Residential Capital LLC
8.88%, 2015[2,4]	1,300,000	1,183,000

		6,053,213

Financial Companies — Noncaptive Diversified - 2.3%
CIT Group, Inc.
7.00%, 2013[2]	88,448	86,016
7.00%, 2014[2]	132,672	125,375
7.00%, 2015[2]	132,672	123,717
7.00%, 2016[2]	221,119	203,982
7.00%, 2017[2]	559,568	516,201
International Lease Finance Corporation
5.65%, 2014[2]	2,100,000	1,946,297

		3,001,588

Food & Beverage - 2.3%
Bumble Bee Foods LLC
7.75%, 2015[2,3]	200,000	202,500
Constellation Brands, Inc.
7.25%, 2017[2]	1,000,000	1,025,000
Dole Food Company, Inc.
8.88%, 2011[2]	405,000	409,050
Harry & David Operations Corporation
9.00%, 2013[2]	900,000	679,500
Pinnacle Foods Finance LLC
9.25%, 2015[2,3,6]	650,000	666,250

		2,982,300

Gaming - 6.4%
Boyd Gaming Corporation
7.13%, 2016[2]	800,000	668,000
Galaxy Entertainment Finance Company, Ltd.
9.88%, 2012[2,3,6]	2,475,000	2,580,187
MGM Mirage
8.50%, 2010[2]	15,000	15,094
8.38%, 2011[2]	55,000	54,863
6.75%, 2012[2]	625,000	590,624
6.75%, 2013[2,6]	250,000	226,250
7.63%, 20172	500,000	416,250
11.13%, 2017[2,3,6]	300,000	337,500
Mohegan Tribal Gaming Authority
7.13%, 2014[2]	1,750,000	1,356,249
Pinnacle Entertainment, Inc.
7.50%, 2015[2]	1,980,000	1,712,699
Station Casinos, Inc.
6.00%, 2012[2,5]	925,000	62,438
Turning Stone Resort Casino Enterprise
9.13%, 2014[2,3,6]	150,000	150,000

		8,170,154

Schedule of Investments
March 31, 2010	SBL P (High Yield Fund)

	Principal
	Amount	Value
CORPORATE BOND - 90.6% (continued)
Health Care - 5.6%
Apria Healthcare Group, Inc.
11.25%, 2014[2,3,6]	$600,000	$652,500
HCA, Inc.
9.25%, 2016[2]	1,750,000	1,860,469
Healthsouth Corporation
8.13%, 2020[2]	1,100,000	1,094,500
InvaCare Corporation
9.75%, 2015[2,6]	150,000	161,250
Psychiatric Solutions, Inc.
7.75%, 2015[2,3,6]	1,250,000	1,273,438
US Oncology, Inc.
10.75%, 2014[2]	675,000	702,000
9.13%, 2017[2]	1,100,000	1,149,500
Vanguard Health Holding Company II LLC
8.00%, 2018[2,3]	500,000	486,250

		7,379,907

Independent Energy - 2.9%
Energy XXI Gulf Coast, Inc.
10.00%, 2013[2]	2,750,000	2,818,750
Hilcorp Energy I, LP
7.75%, 2015[2,3,6]	250,000	246,875
Plains Exploration & Production Company
7.00%, 2017[2]	500,000	492,500
Range Resources Corporation
7.38%, 2013[2]	75,000	76,500
Southwestern Energy Company
7.50%, 2018[2]	150,000	162,750
VeraSun Energy Corporation
9.38%, 2017[2,5]	224,803	14,050

		3,811,425

Industrial — Other - 0.4%
Anixter, Inc.
5.95%, 2015[2]	250,000	240,000
Mobile Services Group, Inc.
9.75%, 2014[2]	200,000	207,000

		447,000

Insurance — Life - 0.1%
USI Holdings Corporation
9.75%, 2015[2,3,6]	100,000	94,500

Insurance — Property & Casualty - 0.9%
HUB International Holdings, Inc.
10.25%, 2015[2,3,6]	265,000	253,738
Nationwide Mutual Insurance Company
8.25%, 2031[2,3,6]	900,000	911,680

		1,165,418

Media — Cable - 0.2%
Belden, Inc.
7.00%, 2017[2]	300,000	295,500
CSC Holdings LLC
6.75%, 2012[2]	42,000	43,943

		339,443

Media — Non Cable - 6.0%
Block Communications, Inc.
8.25%, 2015[2,3,6]	1,125,000	1,125,000
Bonten Media Acquisition Company
9.00%, 2015[2,3,6]	109,987	53,069
CMP Susquehanna Corporation
9.88%, 2014[2]	1,200,000	414,000
Fisher Communications, Inc.
8.63%, 2014[2]	250,000	245,625
GeoEye, Inc.
9.63%, 2015[2,3]	900,000	920,250
Historic TW, Inc.
9.13%, 2013[2]	30,000	35,048
Idearc, Inc.
8.00%, 2016[2,5]	43,550	10,888
Intelsat S.A.
7.63%, 2012[2]	1,475,000	1,504,500
Morris Publishing Group LLC
10.00%, 2014[2]	583,529	539,764
Radio One, Inc.
6.38%, 2013[2]	650,000	533,813
Reader’s Digest Association, Inc.
9.00%, 2017[2,5]	150,000	1,500
Satelites Mexicanos S.A. de CV
9.04%, 2011[2,7]	2,454,175	2,306,924

		7,690,381

Metals & Mining - 3.5%
Asia Aluminum Holdings, Ltd.
8.00%, 2011[2,3,5,6]	2,800,000	336,000
FMG Finance Pty, Ltd.
10.63%, 2016[2,3,6]	2,150,000	2,477,875
Griffin Coal Mining Company Pty, Ltd.
9.50%, 2016[2,3,5,6]	1,900,000	1,216,000
Noble Group, Ltd.
6.63%, 2015[2,3,6]	550,000	569,250

		4,599,125

Natural Gas Pipelines - 1.9%
El Paso Corporation
8.25%, 2016[2]	250,000	266,875
Regency Energy Partners, LP
8.38%, 2013[2]	2,155,000	2,235,812

		2,502,687

Oil Field Services - 1.4%
Key Energy Services, Inc.
8.38%, 2014[2]	1,250,000	1,264,063
Pemex Project Funding Master Trust
9.13%, 2010[2]	10,000	10,487
Stallion Oilfield Services
9.75%, 2015[2,3,5,6]	700,000	448,000

		1,722,550

Packaging - 1.6%
Ball Corporation
6.88%, 2012[2]	400,000	404,000
Reynolds Group Issuer, Inc.
7.75%, 2016[2,3]	200,000	205,500

Schedule of Investments
March 31, 2010	SBL P (High Yield Fund)

	Principal
	Amount	Value
CORPORATE BOND - 90.6% (continued)
Packaging - 1.6% (continued)
Solo Cup Company
8.50%, 2014[2]	$1,550,000	$1,515,125

		2,124,625

Paper - 2.9%
Appleton Papers, Inc.
10.50%, 2015[2,3,6]	1,250,000	1,243,750
Sino-Forest Corporation
10.25%, 2014[2,3,6]	2,275,000	2,519,563

		3,763,313

Pharmaceuticals - 2.7%
Catalent Pharma Solutions, Inc.
10.25%, 2015[2]	3,620,438	3,557,080

Railroads - 0.2%
Kansas City Southern Railway
13.00%, 2013[2]	250,000	297,500

Refining - 2.7%
Frontier Oil Corporation
6.63%, 2011[2]	300,000	302,250
Tesoro Corporation
6.50%, 2017[2]	1,900,000	1,748,000
9.75%, 2019[2]	200,000	209,000
United Refining Company
10.50%, 2012[2]	850,000	811,750
Western Refining, Inc.
11.25%, 2017[2,3,6]	500,000	450,000

		3,521,000

REIT’s - 6.2%
Forest City Enterprises, Inc.
7.63%, 2015[2]	1,750,000	1,627,500
HCP, Inc.
6.70%, 2018[2]	1,120,000	1,141,444
Hospitality Properties Trust
6.70%, 2018[2]	2,150,000	2,122,806
HRPT Properties Trust
0.86%, 2011[2,7]	1,624,000	1,598,256
Rouse Company, LP
8.00%, 2009[2,5]	1,550,000	1,732,125

		8,222,131

Restaurants - 0.6%
Dave & Buster’s, Inc.
11.25%, 2014[2]	800,000	840,000

Retailers - 2.2%
Neiman Marcus Group, Inc.
10.38%, 2015[2]	1,750,000	1,806,875
Saks, Inc.
9.88%, 2011[2]	1,050,000	1,105,125

		2,912,000

Services - 5.6%
KAR Auction Services, Inc.
8.75%, 2014[2]	2,300,000	2,346,000
Travelport LLC
9.88%, 2014[2]	1,850,000	1,933,250
11.88%, 2016[2]	150,000	164,438
West Corporation
9.50%, 2014[2]	1,050,000	1,078,875
11.00%, 2016[2]	1,750,000	1,855,000

		7,377,563

Technology – 3.4%
Amkor Technology, Inc.
9.25%, 2016[2]	2,225,000	2,347,375
Seagate Technology HDD Holdings
6.80%, 2016[2]	1,400,000	1,403,500
SunGard Data Systems, Inc.
10.63%, 2015[2]	600,000	654,000

		4,404,875

Telecommunications — Wireless - 3.2%
Clearwire Communications LLC
12.00%, 2015[2,3,6]	500,000	510,000
MetroPCS Wireless, Inc.
9.25%, 2014[2]	675,000	690,188
SBA Telecommunications, Inc.
8.00%, 2016[2,3,6]	400,000	421,000
Sprint Capital Corporation
6.90%, 2019[2]	2,850,000	2,607,750

		4,228,938

Telecommunications — Wirelines - 0.1%
Qwest Corporation
7.88%, 2011[2]	150,000	159,000

Textile - 0.0%
Phillips-Van Heusen Corporation
8.13%, 2013[2]	50,000	50,813

TOTAL CORPORATE BOND (cost $109,787,862)		$118,488,381

	Principal
	Amount	Value
FOREIGN BOND - 0.1%
Tunisia - 0.1%
Banque Centrale de Tunisie
7.38%, 2012[2]	$80,000	$88,100

TOTAL FOREIGN BOND (cost $78,718)		$88,100

	Principal
	Amount	Value
FOREIGN GOVERNMENT BOND - 0.2%
Chile - 0.0%
Chile Government International Bond
7.13%, 2012[2]	$25,000	$27,240

Mexico - 0.1%
Mexico Government International Bond
8.38%, 2011[2]	85,000	90,100
7.50%, 2012[2]	116,000	128,760

		218,860

Russia - 0.1%
Russian Ministry of Finance
3.00%, 2011[2]	80,000	80,472

Schedule of Investments
March 31, 2010	SBL P (High Yield Fund)

	Principal
	Amount	Value
FOREIGN GOVERNMENT BOND - 0.2% (continued)
South Africa - 0.0%
South Africa Government
International Bond
7.38%, 2012[2]	$35,000	$38,371

TOTAL FOREIGN GOVERNMENT BOND (cost $335,890)		$364,943

Total Investments - 97.2% [8] (cost $120,246,131)		$127,239,645
Cash & Other Assets, Less Liabilities - 2.8%		3,598,701

Total Net Assets - 100.0%		$130,838,346

For federal income tax purposes, the identified cost of investments owned at March 31, 2010 was $118,256,740.

*	Non-income producing security

[1]	Value determined based on Level 3 inputs.

[2]	Value determined based on Level 2 inputs.

[3]	Security was acquired through a private placement.

[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

[5]	Security is in default of interest and/or principal obligations.

[6]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $21,521,837 (cost $21,711,171), or 16.4% of total net assets.

[7]	Variable rate security. Rate indicated is rate effective at March 31, 2010.

[8]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[9]	Security was fair valued by the Valuation committee at March 31, 2010. The total market value of fair valued securities amounts to $831,670 (cost $2,219,618), or 0.6% of total net assets.

[10]	Security is deemed illiquid. The total market value of illiquid securities is $10,622 (cost $468,845), or 0.0% of total net assets.

Schedule of Investments
March 31, 2010	SBL Q (Small Cap Value Fund)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 6.0%
Ceradyne, Inc.*	28,000	$635,320
DynCorp International, Inc.*	162,500	1,868,750
GeoEye, Inc.*	94,800	2,796,600
Orbital Sciences Corporation*	123,821	2,353,837

		7,654,507

Apparel Retail - 4.2%
Brown Shoe Company, Inc.	148,800	2,303,424
Chico’s FAS, Inc.	209,700	3,023,874

		5,327,298

Apparel, Accessories & Luxury Goods - 2.4%
Columbia Sportswear Company	762	40,028
Maidenform Brands, Inc.*	139,000	3,037,150

		3,077,178

Asset Management & Custody Banks - 1.6%
Fifth Street Finance Corporation	177,000	2,054,970

Building Products - 1.2%
Griffon Corporation*	27,860	347,136
Trex Company, Inc.*	57,100	1,215,659

		1,562,795

Casinos & Gaming - 1.2%
Penn National Gaming, Inc.*	53,700	1,492,860

Coal & Consumable Fuels - 0.7%
USEC, Inc.*	148,930	859,326

Communications Equipment - 1.9%
Harmonic, Inc.*	199,700	1,260,107
Symmetricom, Inc.*3	212,189	1,237,062

		2,497,169

Computer & Electronics Retail - 0.8%
Conn’s, Inc.*	138,700	1,086,021

Computer Hardware - 1.5%
Silicon Graphics International Corporation*	180,416	1,928,647

Computer Storage & Peripherals - 1.4%
Adaptec, Inc.*	564,000	1,844,280

Construction & Engineering - 2.7%
Insituform Technologies, Inc.*	129,700	3,451,317

Construction & Farm Machinery & Heavy Trucks - 1.5%
Force Protection, Inc.*	320,000	1,926,400

Construction Materials - 0.4%
Eagle Materials, Inc. [2]	16,998	451,127

Consumer Finance - 0.2%
First Marblehead Corporation*	99,086	281,404

Diversified Chemicals - 0.8%
LSB Industries, Inc.*	69,300	1,056,132

Diversified REIT’s - 1.5%
Investors Real Estate Trust	214,089	1,931,083

Electric Utilities - 2.1%
Allete, Inc.	52,500	1,757,700
Westar Energy, Inc.	42,400	945,520

		2,703,220

Electrical Components & Equipment - 2.5%
General Cable Corporation*	63,900	1,725,300
LaBarge, Inc.*	109,700	1,212,185
UQM Technologies, Inc.*	57,560	242,328

		3,179,813

Electronic Components - 1.9%
Power-One, Inc.*	574,975	2,426,395

Electronic Manufacturing Services - 2.5%
Maxwell Technologies, Inc.*	159,274	1,973,405
Methode Electronics, Inc.	121,626	1,204,097

		3,177,502

Food Retail - 1.6%
Winn-Dixie Stores, Inc.*	168,400	2,103,316

Forest Products - 3.2%
Louisiana-Pacific Corporation*	453,700	4,105,985

Health Care Services - 2.0%
Mednax, Inc.*	21,400	1,245,266
RehabCare Group, Inc.*	46,700	1,273,509

		2,518,775

Human Resources & Employment Services - 1.1%
Administaff, Inc.	66,300	1,414,842

Industrial Machinery - 1.0%
Flow International Corporation*	414,278	1,246,977

Industrial REIT’s - 0.6%
First Potomac Realty Trust	51,000	766,530

IT Consulting & Other Services - 2.6%
CACI International, Inc.*	48,200	2,354,570
Satyam Computer Services, Ltd. ADR	180,052	939,871

		3,294,441

Leisure Products - 1.4%
Smith & Wesson Holding Corporation*	490,500	1,854,090

Metal & Glass Containers - 1.7%
Myers Industries, Inc.	210,400	2,204,992

Mortgage REIT’s - 0.3%
Redwood Trust, Inc.	29,100	448,722

Multi-Line Insurance - 1.5%
Horace Mann Educators Corporation	128,600	1,936,716

Schedule of Investments
March 31, 2010	SBL Q (Small Cap Value Fund)

	Shares	Value
COMMON STOCKS - 98.8% (continued)
Multi-Utilities - 1.6%
NorthWestern Corporation	75,000	$2,010,750

Office REIT’s - 0.5%
Lexington Realty Trust	108,000	703,080

Office Services & Supplies - 0.4%
United Stationers, Inc.*	9,591	564,430

Oil & Gas Drilling - 1.1%
Vantage Drilling Company*	928,208	1,373,748

Oil & Gas Equipment & Services - 3.7%
Global Industries, Ltd.*	251,000	1,611,420
Superior Well Services, Inc.*	64,500	863,010
Tesco Corporation*	203,900	2,379,513

		4,853,943

Oil & Gas Exploration & Production - 2.3%
GMX Resources, Inc.*	72,100	592,662
Goodrich Petroleum Corporation*	70,826	1,107,719
Gulfport Energy Corporation*	60,700	682,268
Petrohawk Energy Corporation*	27,700	561,756

		2,944,405

Oil & Gas Storage & Transportation - 2.5%
Southern Union Company	128,900	3,270,193

Packaged Foods & Meats - 2.9%
Del Monte Foods Company	151,000	2,204,600
Smart Balance, Inc.*	218,600	1,416,528

		3,621,128

Paper Packaging - 0.8%
Bemis Company, Inc.	33,600	964,992

Paper Products - 0.4%
Clearwater Paper Corporation*	10,878	535,742

Personal Products - 2.0%
Elizabeth Arden, Inc.*	145,300	2,615,400

Property & Casualty Insurance - 3.2%
Employers Holdings, Inc.	76,000	1,128,600
Hanover Insurance Group, Inc.	69,800	3,043,978

		4,172,578

Regional Banks - 5.6%
1st Source Corporation	81,900	1,437,345
Associated Banc-Corporation	127,487	1,759,321
Bancfirst Corporation	13,600	569,976
Commerce Bancshares, Inc.	27,400	1,127,236
Heritage Financial Corporation	46,800	706,212
Old National Bancorp	122,697	1,466,229

		7,066,319

Research & Consulting Services -3.3%
ICF International, Inc.*	85,700	2,128,788
Navigant Consulting, Inc.*	123,900	1,502,907
School Specialty, Inc.*	24,800	563,208

		4,194,903

Restaurants - 2.5%
Burger King Holdings, Inc.	101,900	2,166,394
Jack in the Box, Inc.*	45,400	1,069,170

		3,235,564

Semiconductor Equipment - 0.1%
FEI Company*	6,707	153,657

Semiconductors - 3.0%
IXYS Corporation*3	219,179	1,871,789
Standard Microsystems Corporation*	87,269	2,031,622

		3,903,411

Specialty Chemicals - 3.3%
HB Fuller Company	28,100	652,201
Landec Corporation*3	292,900	1,941,926
Zoltek Companies, Inc.*	182,100	1,755,444

		4,349,571

Specialty Stores - 2.4%
Cabela’s, Inc.*	179,847	3,145,524

Trucking - 1.2%
Saia, Inc.*	111,200	1,543,456

TOTAL COMMON STOCKS (cost $98,519,474)		$127,087,624

Total Investments - 98.8% [1] (cost $98,519,474)		$127,087,624
Cash & Other Assets, Less Liabilities - 1.2%		1,561,266

Total Net Assets - 100.0%		$128,648,890

For federal income tax purposes, the identified cost of investments owned at March 31, 2010 was $98,572,688.

ADR	American Depositary Receipt

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[2]	Security is segregated as collateral for open written option contracts.

[3]	Security is deemed illiquid. The total market value of illiquid securities is $5,050,778 (cost $4,201,846), or 3.9% of total net assets.

Schedule of Investments
March 31, 2010	SBL V (Mid Cap Value Fund)

	Shares	Value
COMMON STOCKS - 95.9%
Aerospace & Defense - 3.8%
GeoEye, Inc.*	234,190	$6,908,605
Orbital Sciences Corporation*	275,012	5,227,978

		12,136,583

Apparel Retail - 4.2%
Brown Shoe Company, Inc.	294,226	4,554,618
Chico’s FAS, Inc.	503,500	7,260,471
Talbots, Inc.*	136,210	1,765,282

		13,580,371

Apparel, Accessories & Luxury Goods - 1.3%
Columbia Sportswear Company	1,836	96,445
Maidenform Brands, Inc.*	180,000	3,933,000

		4,029,445

Asset Management & Custody Banks - 1.0%
Fifth Street Finance Corporation	273,014	3,169,693

Auto Parts & Equipment - 0.0%
HydroGen Corporation*3,5	672,346	16,136

Building Products - 0.8%
Trex Company, Inc.*	118,900	2,531,381

Casinos & Gaming - 1.1%
Penn National Gaming, Inc.*	130,000	3,614,000

Coal & Consumable Fuels - 0.7%
USEC, Inc.*	404,470	2,333,792

Communications Equipment - 1.1%
EF Johnson Technologies, Inc.* 3	284,000	264,773
Symmetricom, Inc.* 3	546,680	3,187,145

		3,451,918

Construction & Engineering - 5.4%
Insituform Technologies, Inc.*	286,800	7,631,748
Quanta Services, Inc.*	279,000	5,345,640
URS Corporation*	84,820	4,207,920

		17,185,308

Construction & Farm Machinery & Heavy Trucks - 1.1%
Force Protection, Inc.*	565,000	3,401,300

Construction Materials - 0.3%
Eagle Materials, Inc.	37,259	988,854

Consumer Finance - 0.3%
First Marblehead Corporation*	303,741	862,624

Data Processing & Outsourced Services - 3.5%
Computer Sciences Corporation*	206,600	11,257,633

Diversified REIT’s - 0.9%
Investors Real Estate Trust	309,000	2,787,180

Electric Utilities - 6.2%
Allete, Inc.	115,751	3,875,343
Great Plains Energy, Inc.	264,305	4,908,144
Northeast Utilities	152,481	4,214,575
Pepco Holdings, Inc.	137,500	2,358,125
Westar Energy, Inc.	192,100	4,283,830

		19,640,017

Electrical Components & Equipment - 1.5%
General Cable Corporation*	155,000	4,185,000
UQM Technologies, Inc.*	147,266	619,990

		4,804,990

Electronic Components - 1.9%
Power-One, Inc.*	1,411,200	5,955,264

Electronic Manufacturing Services - 1.6%
Maxwell Technologies, Inc.*	408,700	5,063,793

Environmental & Facilities Services - 1.4%
Covanta Holding Corporation*	262,900	4,379,914

Forest Products - 1.6%
Louisiana-Pacific Corporation*	573,100	5,186,555

Gas Utilities - 2.1%
Atmos Energy Corporation	140,000	3,999,800
UGI Corporation	106,529	2,827,280

		6,827,080

Health Care Equipment - 1.2%
Hologic, Inc.*	203,344	3,769,998

Health Care Services - 2.4%
Mednax, Inc.*	95,000	5,528,050
RehabCare Group, Inc.*	80,930	2,206,961

		7,735,011

Home Furnishings - 1.3%
Leggett & Platt, Inc.	185,500	4,014,220

Human Resources & Employment Services - 1.1%
Administaff, Inc.	161,000	3,435,740

Industrial Conglomerates - 2.3%
McDermott International, Inc.*	266,900	7,184,948

Industrial Machinery - 1.0%
Harsco Corporation	89,700	2,865,018
Thermoenergy Corporation*3	905,961	253,669

		3,118,687

Insurance Brokers - 0.5%
Arthur J Gallagher & Company	64,100	1,573,655

IT Consulting & Other Services - 0.7%
Satyam Computer Services, Ltd. ADR	449,994	2,348,969

Mortgage REIT’s - 0.5%
Bimini Capital Management, Inc.* 3	246,603	243,890
Redwood Trust, Inc.	94,571	1,458,285

		1,702,175

Multi-Line Insurance - 1.6%
American Financial Group, Inc.[4]	177,900	5,061,255

Schedule of Investments
March 31, 2010	SBL V (Mid Cap Value Fund)

	Shares	Value
COMMON STOCKS - 95.9% (continued)
Multi-Utilities - 4.3%
Alliant Energy Corporation	167,100	$5,557,746
Black Hills Corporation	120,000	3,642,000
NorthWestern Corporation	167,000	4,477,270

		13,677,016

Office REIT’s - 0.5%
Lexington Realty Trust	262,000	1,705,620

Office Services & Supplies - 0.5%
United Stationers, Inc.*	24,940	1,467,719

Oil & Gas Drilling - 0.5%
Helmerich & Payne, Inc.	41,050	1,563,184

Oil & Gas Equipment & Services - 2.5%
Complete Production Services, Inc.*	73,860	853,083
Global Industries, Ltd.*	1,094,249	7,025,078

		7,878,161

Oil & Gas Exploration & Production - 1.8%
Goodrich Petroleum Corporation*	55,787	872,509
Gulfport Energy Corporation*	195,300	2,195,172
Petrohawk Energy Corporation*	130,400	2,644,512

		5,712,193

Oil & Gas Storage & Transportation - 1.8%
Southern Union Company	222,400	5,642,288

Packaged Foods & Meats - 5.2%
Del Monte Foods Company	206,300	3,011,980
Hormel Foods Corporation[4]	106,200	4,461,462
JM Smucker Company	111,200	6,700,912
Ralcorp Holdings, Inc.*	34,000	2,304,520

		16,478,874

Paper Packaging - 3.8%
Bemis Company, Inc.	259,100	7,441,352
Sonoco Products Company	146,950	4,524,591

		11,965,943

Property & Casualty Insurance - 6.1%
Alleghany Corporation*	16,560	4,847,190
Employers Holdings, Inc.	127,800	1,897,830
Hanover Insurance Group, Inc.	164,300	7,165,123
W.R. Berkley Corporation	213,800	5,578,042

		19,488,185

Regional Banks - 3.3%
Associated Banc-Corporation	308,495	4,257,231
Commerce Bancshares, Inc.	50,954	2,096,248
First Horizon National Corporation*	53,172	747,066
Old National Bancorp	280,114	3,347,362

		10,447,907

Research & Consulting Services - 2.0%
ICF International, Inc.*	114,400	2,841,696
Navigant Consulting, Inc.*	291,200	3,532,256

		6,373,952

Restaurants - 2.5%
Burger King Holdings, Inc.	254,635	5,413,540
Jack in the Box, Inc.*	112,700	2,654,085

		8,067,625

Semiconductor Equipment - 0.6%
FEI Company*	16,403	375,793
Ultratech, Inc.*	105,800	1,438,880

		1,814,673

Semiconductors - 1.7%
IXYS Corporation*3	632,200	5,398,988

Specialty Chemicals - 1.5%
HB Fuller Company	68,100	1,580,601
Landec Corporation*3	251,145	1,665,091
Zoltek Companies, Inc.*	170,000	1,638,800

		4,884,492

Specialty Stores - 2.3%
Cabela’s, Inc.*	410,431	7,178,438

Trucking - 0.6%
Saia, Inc.*	133,690	1,855,617

TOTAL COMMON STOCKS (cost $274,751,419)		$304,749,364

	Shares	Value
WARRANTS - 0.0%
Nova Biosource Fuels, Inc.
$2.40, 7/5/2011[1]	369,350	$857

TOTAL WARRANTS (cost $381,520)		$857

	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.9%
Metals & Minerals - 0.9%
USEC, Inc.
3.00%, 2014[1]	$3,500,000	2,826,250

TOTAL CONVERTIBLE BONDS (cost $3,500,000)		$2,826,250

	Principal
	Amount	Value
COMMERCIAL PAPER - 2.2%
Non U.S. Banking - 2.2%
Barclays Funding LLC
0.13%, 04/01/2010[1]	$3,000,000	$3,000,000
BNP Paribas, Inc.
0.13%, 04/07/2010[1]	4,000,000	3,999,913

		6,999,913

TOTAL COMMERCIAL PAPER (cost $6,999,913)		$6,999,913

Total Investments - 99.0% [2] (cost $285,632,852)		$314,576,384
Cash & Other Assets, Less Liabilities - 1.0%		3,109,859

Total Net Assets - 100.0%		$317,686,243

For federal income tax purposes, the identified cost of investments owned at March 31, 2010 was $286,295,818.

ADR	American Depositary Receipt

*	Non-income producing security

[1]	Value determined based on Level 2 inputs.

[2]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

Schedule of Investments
March 31, 2010	SBL V (Mid Cap Value Fund)

[3]	Security is deemed illiquid. The total market value of illiquid securities is $11,029,693 (cost $22,208,563), or 3.5% of total net assets.

[4]	Security is segregated as collateral for open written option contracts.

[5]	Investment in affiliated issuer — see Notes for additional information.

Schedule of Investments
March 31, 2010	SBL X (Small Cap Growth Fund)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 2.4%
BE Aerospace, Inc.*	21,730	$661,679
DigitalGlobe, Inc.*	8,180	228,140

		889,819

Aluminum - 0.5%
Kaiser Aluminum Corporation	4,670	180,122

Apparel, Accessories & Luxury Goods - 3.4%
Hanesbrands, Inc.*	19,000	528,580
Lululemon Athletica, Inc.*	10,800	448,200
Oxford Industries, Inc.	11,850	240,911

		1,217,691

Application Software - 10.0%
Cadence Design Systems, Inc.*	44,100	293,706
Informatica Corporation*	18,630	500,402
JDA Software Group, Inc.*	18,676	519,565
Longtop Financial Technologies, Ltd. ADR*	10,050	323,711
Nuance Communications, Inc.*	29,350	488,384
Smith Micro Software, Inc.*	34,050	301,002
Solera Holdings, Inc.	22,350	863,827
VanceInfo Technologies, Inc. ADR*	17,550	391,190

		3,681,787

Auto Parts & Equipment - 0.6%
Gentex Corporation	11,870	230,515

Automotive Retail - 0.6%
Monro Muffler Brake, Inc.	6,250	223,500

Biotechnology - 2.4%
Halozyme Therapeutics, Inc.*	29,310	234,187
Martek Biosciences Corporation*	28,550	642,660

		876,847

Casinos & Gaming - 2.3%
Penn National Gaming, Inc.*	16,915	470,237
WMS Industries, Inc.*	8,850	371,169

		841,406

Coal & Consumable Fuels - 1.6%
Massey Energy Company	10,960	573,098

Communications Equipment - 2.5%
Ciena Corporation*	24,295	370,256
InterDigital, Inc.*	19,930	555,250

		925,506

Computer Storage & Peripherals - 2.0%
QLogic Corporation*	35,145	713,444

Construction & Engineering - 2.1%
Aecom Technology Corporation*	27,240	772,799

Construction & Farm Machinery & Heavy Trucks - 2.4%
Bucyrus International, Inc.	7,920	522,641
Wabtec Corporation	8,650	364,338

		886,979

Consumer Finance - 0.0%
Cardtronics, Inc.*	700	8,799

Data Processing & Outsourced Services - 1.8%
Alliance Data Systems Corporation*	9,960	637,340

Diversified Metals & Mining - 0.8%
Thompson Creek Metals Company, Inc.*	22,610	305,913

Education Services - 1.1%
DeVry, Inc.	6,000	391,200

Electric Utilities - 1.1%
ITC Holdings Corporation	6,950	382,250

Electrical Components & Equipment - 2.8%
Regal-Beloit Corporation	7,550	448,546
Roper Industries, Inc.	9,580	554,107

		1,002,653

Electronic Equipment & Instruments - 1.8%
FLIR Systems, Inc.*	13,250	373,650
Rofin-Sinar Technologies, Inc.*	11,900	269,178

		642,828

Exchange Traded Funds - 1.6%
iShares Russell 2000 Growth Index Fund	7,990	585,188

Fertilizers & Agricultural Chemicals - 0.9%
CF Industries Holdings, Inc.	3,690	336,454

Health Care Equipment - 4.1%
ev3, Inc.*	18,700	296,582
Integra LifeSciences Holdings Corporation*	10,580	463,721
Natus Medical, Inc.*	24,550	390,591
Wright Medical Group, Inc.*	20,350	361,620

		1,512,514

Health Care Services - 3.5%
CardioNet, Inc.*	30,915	236,500
Clarient, Inc.*	67,050	175,671
LHC Group, Inc.*	12,560	421,137
Mednax, Inc.*	7,450	433,515

		1,266,823

Health Care Supplies - 1.4%
Haemonetics Corporation*	9,035	516,350

Homebuilding - 1.3%
Lennar Corporation	28,400	488,764

Homefurnishing Retail - 1.3%
Select Comfort Corporation*	61,200	487,764

Household Products - 1.7%
Church & Dwight Company, Inc.	9,025	604,224

Housewares & Specialties - 1.4%
Jarden Corporation	15,680	521,987

Schedule of Investments
March 31, 2010	SBL X (Small Cap Growth Fund)

	Shares	Value
COMMON STOCKS - 97.6% (continued)
Human Resources & Employment
Services - 0.9%
Towers Watson & Company	6,550	$311,125

Hypermarkets & Super Centers - 1.2%
BJ’s Wholesale Club, Inc.*	12,100	447,579

Industrial Machinery - 4.1%
IDEX Corporation	17,930	593,482
Pall Corporation	8,185	331,411
Pentair, Inc.	16,400	584,168

		1,509,061

Investment Banking & Brokerage - 2.7%
Knight Capital Group, Inc.*	30,350	462,838
Stifel Financial Corporation*	9,150	491,812

		954,650

Leisure Facilities - 2.7%
Life Time Fitness, Inc.*	18,005	505,940
Vail Resorts, Inc.*	11,085	444,398

		950,338

Life Sciences Tools & Services - 0.9%
Charles River Laboratories International, Inc.*	8,200	322,342

Metal & Glass Containers - 1.7%
Silgan Holdings, Inc.	9,800	590,255

Multi-Line Insurance - 1.8%
HCC Insurance Holdings, Inc.	23,450	647,220

Multi-Utilities - 1.0%
NorthWestern Corporation	13,920	373,195

Office Services & Supplies - 0.7%
Interface, Inc.	21,700	251,286

Oil & Gas Equipment & Services - 2.4%
Oil States International, Inc.*	11,600	525,944
Superior Energy Services, Inc.*	17,090	359,232

		885,176

Oil & Gas Exploration & Production - 1.4%
Bill Barrett Corporation*	10,900	334,739
Comstock Resources, Inc.*	5,640	179,352

		514,091

Packaged Foods & Meats - 1.9%
Flowers Foods, Inc.	18,530	458,432
J&J Snack Foods Corporation	5,100	221,697

		680,129

Pharmaceuticals - 3.2%
Endo Pharmaceuticals Holdings, Inc.*	16,950	401,546
Obagi Medical Products, Inc.*	16,100	196,098
Perrigo Company	9,650	566,648

		1,164,292

Railroads - 1.0%
Kansas City Southern*	10,005	361,881

Regional Banks - 1.0%
TCF Financial Corporation	23,580	375,865

Research & Consulting Services - 0.3%
ICF International, Inc.*	4,500	111,780

Restaurants - 0.9%
Einstein Noah Restaurant Group, Inc.*	14,200	172,530
McCormick & Schmick’s Seafood Restaurants, Inc.*	15,850	159,610

		332,140

Semiconductor Equipment - 0.8%
Nanometrics, Inc.*	32,300	306,204

Semiconductors - 3.0%
ON Semiconductor Corporation*	62,065	496,520
Skyworks Solutions, Inc.*	37,815	589,913

		1,086,433

Steel - 1.6%
AK Steel Holding Corporation	25,235	576,872

Systems Software - 1.5%
Rovi Corporation*	14,600	542,098

Technology Distributors - 1.5%
SYNNEX Corporation*	17,900	529,124

TOTAL COMMON STOCKS (cost $27,775,860)		$35,527,700

Total Investments - 97.6% [1] (cost $27,775,860)		$35,527,700
Cash & Other Assets, Less Liabilities - 2.4%		878,688

Total Net Assets - 100.0%		$36,406,388

For federal income tax purposes, the identified cost of investments owned at March 31, 2010 was $27,866,055.

ADR	American Depositary Receipt

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

Schedule of Investments
March 31, 2010	SBL Y (Large Cap Concentrated Growth Fund)

	Shares	Value
COMMON STOCKS - 97.3%
Aerospace & Defense - 3.3%
Precision Castparts Corporation	11,350	$1,438,159

Apparel Retail - 3.0%
TJX Companies, Inc.	30,800	1,309,616

Auto Parts & Equipment - 3.1%
Johnson Controls, Inc.	40,200	1,326,198

Biotechnology - 3.1%
Amgen, Inc.*	22,140	1,323,086

Coal & Consumable Fuels - 2.1%
Peabody Energy Corporation	19,720	901,204

Communications Equipment - 6.4%
Cisco Systems, Inc.*	65,300	1,699,759
Motorola, Inc.*	149,980	1,052,860

		2,752,619

Computer Hardware - 8.2%
Apple, Inc.*	7,625	1,791,340
Hewlett-Packard Company	32,750	1,740,663

		3,532,003

Computer Storage & Peripherals - 4.0%
EMC Corporation*	97,030	1,750,421

Data Processing & Outsourced Services - 3.2%
Visa, Inc.	15,000	1,365,450

Department Stores - 3.0%
Kohl’s Corporation*	23,840	1,305,955

Diversified Chemicals - 2.9%
Dow Chemical Company	42,965	1,270,475

Electrical Components & Equipment - 6.2%
Cooper Industries plc	28,140	1,349,031
Emerson Electric Company	26,610	1,339,547

		2,688,578

Food Distributors - 3.1%
Sysco Corporation	44,900	1,324,550

Health Care Equipment - 3.3%
Covidien plc	28,100	1,412,868

Home Improvement Retail - 3.0%
Home Depot, Inc.	40,350	1,305,323

Hotels, Resorts & Cruise Lines - 3.1%
Carnival Corporation	33,940	1,319,587

Industrial Conglomerates - 3.1%
3M Company	16,050	1,341,299

Integrated Oil & Gas - 3.0%
Occidental Petroleum Corporation	15,720	1,328,969

Movies & Entertainment - 3.2%
Walt Disney Company	38,750	1,352,762

Oil & Gas Equipment & Services - 2.6%
Schlumberger, Ltd.	17,500	1,110,550

Other Diversified Financial Services - 3.1%
JPMorgan Chase & Company	29,965	1,340,934

Packaged Foods & Meats - 2.9%
Kraft Foods, Inc.	42,050	1,271,592

Pharmaceuticals - 6.3%
Pfizer, Inc.	74,110	1,270,987
Teva Pharmaceutical Industries, Ltd. ADR	23,720	1,496,258

		2,767,245

Semiconductors - 4.0%
Intel Corporation	77,610	1,727,599

Soft Drinks - 4.1%
PepsiCo, Inc.	26,600	1,759,856

Systems Software - 4.0%
Oracle Corporation	67,500	1,734,075

TOTAL COMMON STOCKS (cost $36,476,650)		$42,060,973

Total Investments - 97.3%[1] (cost $36,476,650)		$42,060,973
Cash & Other Assets, Less Liabilities - 2.7%		1,175,067

Total Net Assets -100.0%		$43,236,040

For federal income tax purposes, the identified cost of investments owned at March 31, 2010 was $36,987,807.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

Schedule of Investments
March 31, 2010	SBL Z (Alpha Opportunity Fund)

	Shares	Value
COMMON STOCKS - 77.1%
Aerospace & Defense - 2.4%
Goodrich Corporation	1,238	$87,304
ITT Corporation	990	53,074
Lockheed Martin Corporation[1,7]	3,993	332,297
Northrop Grumman Corporation[1,7]	1,100	72,127

		544,802

Airlines - 0.0%
US Airways Group, Inc.*	990	7,277

Aluminum - 0.7%
Alcoa, Inc.[1]	6,443	91,748
Century Aluminum Company*	5,451	75,006

		166,754

Apparel Retail - 3.2%
Gap, Inc. [1,7]	6,300	145,593
Gymboree Corporation*1,7	3,200	165,216
Ltd. Brands, Inc. [1,7]	5,400	132,948
Ross Stores, Inc. [1,7]	2,300	122,981
TJX Companies, Inc. [1,7]	3,800	161,576

		728,314

Apparel, Accessories & Luxury Goods - 0.2%
Phillips-Van Heusen Corporation[1,7]	900	51,624

Application Software - 0.4%
Bottomline Technologies, Inc.*	991	16,679
JDA Software Group, Inc.*	2,496	69,438

		86,117

Auto Parts & Equipment - 0.3%
BorgWarner, Inc.*	1,238	47,267
Gentex Corporation	496	9,632

		56,899

Automotive Retail - 0.0%
Advance Auto Parts, Inc.	248	10,396

Biotechnology - 1.1%
Amgen, Inc.*1,7	1,900	113,545
Celgene Corporation*	248	15,366
Gilead Sciences, Inc.*	2,230	101,420
United Therapeutics Corporation*	353	19,531

		249,862

Building Products - 0.1%
Lennox International, Inc.	495	21,938

Coal & Consumable Fuels - 0.1%
International Coal Group, Inc.*	1,168	5,338
Massey Energy Company	177	9,255

		14,593

Communications Equipment - 0.5%
DG FastChannel, Inc.*	935	29,873
Harmonic, Inc.*1,7	11,700	73,827
Motorola, Inc.*	496	3,482

		107,182

Computer & Electronics Retail - 0.5%
RadioShack Corporation[1,7]	5,500	124,465

Computer Hardware - 1.2%
International Business Machines Corporation[8]	2,136	273,942

Computer Storage & Peripherals - 0.6%
EMC Corporation*	495	8,930
Hypercom Corporation*	2,973	11,476
Seagate Technology	3,469	63,344
Western Digital Corporation*	1,115	43,473

		127,223

Construction & Engineering - 0.2%
Michael Baker Corporation*	1,211	41,755

Construction & Farm Machinery & Heavy Trucks - 3.8%
Joy Global, Inc. [1,7]	9,500	537,700
Kubota Corporation ADR*	1,183	53,933
Terex Corporation*	1,982	45,011
Titan International, Inc.	2,726	23,798
Trinity Industries, Inc. [1,7]	10,800	215,568

		876,010

Data Processing & Outsourced
Services - 1.2%
Visa, Inc. [8]	2,974	270,723

Diversified Chemicals - 0.3%
Dow Chemical Company	2,230	65,941

Diversified Metals & Mining - 0.8%
Brush Engineered Materials, Inc.*	495	11,172
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)	1,239	103,506
General Moly, Inc.*	3,716	12,337
Southern Copper Corporation	991	31,385
Thompson Creek Metals Company, Inc.*	1,770	23,948

		182,348

Electrical Components & Equipment - 1.6%
AO Smith Corporation[1,7]	3,000	157,710
Cooper Industries plc	2,230	106,905
Rockwell Automation, Inc.	2,230	125,683

		390,298

Electronic Components - 0.1%
Vishay Intertechnology, Inc.*	1,572	16,082

Environmental & Facilities Services - 0.1%
Metalico, Inc.*	3,716	22,259

Exchange Traded Funds - 2.7%
Health Care Select Sector SPDR Fund	740	23,739
iPath Dow Jones-UBS Coffee Subindex Total Return ETN*	281	10,723
iPath S&P 500 VIX Mid-Term Futures ETN*	1,078	72,797
iPath S&P 500 VIX Short-Term Futures ETN*	1,389	29,183
iShares MSCI Taiwan Index Fund	4,425	55,534
Market Vectors — Agribusiness ETF[8]	6,278	283,703
Market Vectors — Coal ETF	1,734	65,389
PowerShares DB Agriculture Fund*	1,735	42,056

Schedule of Investments
March 31, 2010	SBL Z (Alpha Opportunity Fund)

	Shares	Value
COMMON STOCKS - 77.1% (continued)
Exchange Traded Funds - 2.7% (continued)
United States Natural Gas Fund, LP*	4,168	$28,801

		611,925

Food Distributors - 0.5%
Sysco Corporation	2,229	65,756
United Natural Foods, Inc.*	1,487	41,829

		107,585

Food Retail - 0.5%
Safeway, Inc. [1,7]	4,200	104,412

Forest Products - 0.6%
Louisiana-Pacific Corporation*	4,460	40,363
Weyerhaeuser Company	1,982	89,725

		130,088

General Merchandise Stores - 0.6%
Family Dollar Stores, Inc. [1,7]	3,900	142,779

Gold - 2.7%
IAMGOLD Corporation	9,271	122,562
New Gold, Inc.*	7,963	34,719
Newmont Mining Corporation	2,478	126,205
Randgold Resources, Ltd. ADR	4,207	323,224

		606,710

Health Care Distributors - 0.8%
AmerisourceBergen Corporation	1,674	48,412
Owens & Minor, Inc. [1,7]	2,800	129,892

		178,304

Health Care Equipment - 2.1%
Baxter International, Inc. [1,7]	5,073	295,248
Covidien plc	1,734	87,186
Medtronic, Inc.	1,862	83,846

		466,280

Health Care Facilities - 0.7%
Community Health Systems, Inc.*	1,734	64,037
Kindred Healthcare, Inc.*1,7	4,100	74,005
Tenet Healthcare Corporation*	1,734	9,918

		147,960

Health Care Services - 1.2%
DaVita, Inc.*	1,239	78,553
Lincare Holdings, Inc.*1,7	4,100	184,008

		262,561

Home Entertainment Software - 3.1%
Shanda Interactive Entertainment, Ltd. ADR*1,7	16,000	697,440

Homebuilding - 0.2%
Pulte Group, Inc.*	3,258	36,653

Human Resources & Employment Services - 0.5%
Towers Watson & Company[1,7]	2,400	114,000

Hypermarkets & Super Centers - 0.6%
Wal-Mart Stores, Inc. [1,7]	2,300	127,880

Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc. [1,7]	5,400	189,594

Industrial Conglomerates - 1.6%
3M Company	2,231	186,445
General Electric Company[1,7]	4,500	81,900
Tyco International, Ltd.	2,230	85,298

		353,643

Industrial Machinery - 1.8%
Dover Corporation	1,734	81,065
Illinois Tool Works, Inc.	1,487	70,424
Ingersoll-Rand plc	1,734	60,465
Snap-On, Inc.	2,141	92,791
Watts Water Technologies, Inc. [1,7]	3,000	93,180

		397,925

Integrated Oil & Gas - 2.5%
ConocoPhillips[1,7]	1,500	76,755
Hess Corporation	1,239	77,499
Occidental Petroleum Corporation	4,977	420,756

		575,010

Integrated Telecommunication Services - 1.3%
AT&T, Inc. [1,7]	11,300	291,992

Internet Software & Services - 0.1%
LivePerson, Inc.*	2,069	15,869

Life Sciences Tools & Services - 2.0%
Charles River Laboratories
International, Inc.*1,7	2,100	82,551
Life Technologies Corporation*1,7	3,000	156,810
Millipore Corporation*1,7	1,900	200,640
PerkinElmer, Inc.	495	11,831

		451,832

Managed Health Care - 0.6%
CIGNA Corporation	1,982	72,502
WellCare Health Plans, Inc.*1,7	2,400	71,472

		143,974

Metal & Glass Containers - 0.2%
Greif, Inc.	991	54,426

Movies & Entertainment - 0.7%
LodgeNet Interactive Corporation*	1,735	12,093
Walt Disney Company	4,322	150,881

		162,974

Multi-Line Insurance - 0.3%
Genworth Financial, Inc.*1,7	4,200	77,028

Oil & Gas Equipment & Services - 0.5%
Basic Energy Services, Inc.*	1,672	12,891
Dresser-Rand Group, Inc.*	991	31,137
RPC, Inc.	3,292	36,640
Willbros Group, Inc.*	1,812	21,762

		102,430

Oil & Gas Exploration & Production - 1.3%
Anadarko Petroleum Corporation[1,7]	2,930	213,391

Schedule of Investments
March 31, 2010	SBL Z (Alpha Opportunity Fund)

	Shares	Value
COMMON STOCKS - 77.1% (continued)
Oil & Gas Exploration & Production - 1.3% (continued)
Berry Petroleum Company	3,222	$90,732

		304,123

Oil & Gas Refining & Marketing - 0.6%
World Fuel Services Corporation	4,800	127,872

Packaged Foods & Meats - 0.6%
Cal-Maine Foods, Inc.	3,100	105,059
Kraft Foods, Inc.	991	29,968

		135,027

Paper Packaging - 0.2%
Rock-Tenn Company	990	45,114

Paper Products - 0.3%
International Paper Company	3,221	79,269

Personal Products - 0.5%
Herbalife, Ltd. [1,7]	2,600	119,912

Pharmaceuticals - 3.7%
Abbott Laboratories	2,477	130,488
Forest Laboratories, Inc.*1,7	5,583	175,083
Johnson & Johnson[1,7]	5,300	345,560
Merck & Company, Inc.	1,239	46,277
Viropharma, Inc.*1,7	10,500	143,115

		840,523

Property & Casualty Insurance - 0.4%
Amtrust Financial Services, Inc. [1,7]	6,300	87,885

Real Estate Development - 0.0%
Forestar Group, Inc.*	496	9,364

Reinsurance - 0.5%
Endurance Specialty Holdings, Ltd. [1,7]	3,200	118,880

Restaurants - 0.4%
Jack in the Box, Inc.*1,7	4,200	98,910

Retail REIT’s - 8.2%
General Growth Properties, Inc. [8]	113,758	1,830,367

Semiconductor Equipment - 0.6%
Amkor Technology, Inc.*1,7	9,800	69,286
Brooks Automation, Inc.*	1,833	16,167
KLA-Tencor Corporation	1,320	40,814
Lam Research Corporation*	556	20,750

		147,017

Semiconductor Equipment - 0.0%
Entegris, Inc.*	1,451	7,313

Semiconductors - 2.0%
Analog Devices, Inc.	2,365	68,159
Entropic Communications, Inc.*	270	1,372
Fairchild Semiconductor International, Inc.*	5,081	54,113
National Semiconductor Corporation	1,982	28,640
ON Semiconductor Corporation*	6,453	51,624
RF Micro Devices, Inc.*	1,203	5,991
Skyworks Solutions, Inc.*	3,480	54,288
Texas Instruments, Inc.	6,114	149,609
TriQuint Semiconductor, Inc.*	6,660	46,620

		460,416

Soft Drinks - 0.2%
Coca-Cola Company	991	54,505

Specialized REIT’s - 0.2%
Plum Creek Timber Company, Inc.	990	38,521

Specialty Chemicals - 0.2%
OM Group, Inc.*	1,239	41,977

Steel - 0.7%
Schnitzer Steel Industries, Inc.	2,958	155,384

Systems Software - 2.8%
CA, Inc. [1,7]	21,226	498,174
Oracle Corporation	991	25,459
Symantec Corporation*1,7	6,300	106,596

		630,229

Technology Distributors - 0.8%
Arrow Electronics, Inc.*1,7	2,800	84,364
Avnet, Inc.*1,7	3,200	96,000

		180,364

Tobacco - 4.0%
Altria Group, Inc. [1,7]	17,800	365,256
Philip Morris International, Inc. [1,7]	10,500	547,681

		912,937

Trucking - 0.3%
Con-Way, Inc. [1,7]	1,800	63,216

TOTAL COMMON STOCKS (cost $15,835,602)		$17,477,203

	Shares	Value
FOREIGN STOCKS - 1.7%
Diversified Banks - 0.0%
Anglo Irish Bank Corporation, Ltd. 2,6,9*	16,638	$—

Multi-Line Insurance - 0.7%
Fortis	45,503	162,012

Pharmaceuticals - 1.0%
AstraZeneca plc[1,7]	2,800	124,822
GlaxoSmithKline plc[1,7]	5,500	105,569

		230,391

TOTAL FOREIGN STOCKS (cost $435,290)		$392,403

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 21.2%
Federal Home Loan Mortgage Corporation
0.90%, 4/1/2010 [3,8]	$1,000,000	$1,000,000
0.65%, 4/7/2010 [3,8]	700,000	699,925

Schedule of Investments
March 31, 2010	SBL Z (Alpha Opportunity Fund)

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 21.2% (continued)
Federal National Mortgage Association
0.15%, 5/3/2010[1,3,8]	$2,100,000	$2,099,782
Fannie Mae
0.10%, 4/19/2010[3,8]	1,000,000	999,950

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $4,799,621)		$4,799,657

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 3.3%
State Street General Account U.S. Government Fund[3]	$755,497	$755,497

TOTAL SHORT TERM INVESTMENTS (cost $755,497)		$755,497

	Principal
	Amount	Value
REPURCHASE AGREEMENT - 12.2%
State Street, .01% dated 3/31/2010, matures 4/1/2010; repurchase amount $2,770,657 (collateralized by; FHLB, 9/17/2010 with a value of $2,826,785)[3]	$2,770,657	$2,770,657

TOTAL REPURCHASE AGREEMENT (cost $2,770,657)		$2,770,657

Total Investments - 139.9%[4] (cost $24,596,667)		$26,195,417

Liabilities, Less Cash & Other Assets - (39.9)%		(3,518,061)

Total Net Assets - 100.0%		$22,677,356

Schedule of Securities Sold Short

	Shares	Value
COMMON STOCKS - (20.8)%
Advertising - (0.4)%
Focus Media Holding, Ltd. ADR 2,6*	(2,500)	$(75,000)

Air Freight & Logistics - (0.1)%
CH Robinson Worldwide, Inc.	(212)	(11,840)

Airlines - 0.0%
Continental Airlines, Inc. *	(212)	(4,658)
UAL Corporation *	(44)	(860)

		(5,518)

Alternative Carriers - (0.2)%
Global Crossing, Ltd. 2,6*	(2,520)	(40,244)

Apparel Retail - (0.1)%
Abercrombie & Fitch Company	(603)	(27,521)
Rue21, Inc. *	(52)	(1,803)

		(29,324)

Biotechnology - (3.0)%
Acorda Therapeutics, Inc. 2,6*	(2,900)	(77,575)
Alnylam Pharmaceuticals, Inc. 2,6*	(3,000)	(88,230)
AMAG Pharmaceuticals, Inc. 2,6*	(1,900)	(82,954)
Cepheid, Inc. 2,6*	(5,500)	(84,700)
Exelixis, Inc. [2,6] *	(4,700)	(30,127)
Regeneron Pharmaceuticals, Inc.2,6*	(3,810)	(82,715)
Rigel Pharmaceuticals, Inc. 2,6*	(3,070)	(78,838)
Savient Pharmaceuticals, Inc. [2,6]*	(3,240)	(64,282)
Vertex Pharmaceuticals, Inc. 2,6*	(2,700)	(74,709)

		(664,130)

Building Products - (0.7)%
USG Corporation 2,6*	(5,580)	(160,257)

Casinos & Gaming - 0.0%
Churchill Downs, Inc.	(85)	(3,187)

Communications Equipment - (0.2)%
Riverbed Technology, Inc. 2,6*	(4,100)	(54,530)

Computer Storage & Peripherals - (0.2)%
Intermec, Inc. 2,6*	(2,570)	(50,937)

Consumer Electronics - (0.1)%
Garmin, Ltd.	(818)	(31,477)

Consumer Finance - 0.0%
Ezcorp, Inc. *	(391)	(8,055)

Department Stores - (0.3)%
Sears Holdings Corporation *	(604)	(65,492)

Diversified Banks - (2.6)%
Wells Fargo & Company [2,6]	(12,937)	(565,622)

Diversified Metals & Mining - (0.2)%
Ivanhoe Mines, Ltd. 2,6*	(4,780)	(39,865)

Electric Utilities - (1.2)%
Korea Electric Power Corporation ADR[2,6]	(19,460)	(263,294)

Electronic Equipment & Instruments - (0.1)%
Agilent Technologies, Inc.*	(424)	(14,581)

Electronic Manufacturing Services - 0.0%
Benchmark Electronics, Inc. *	(250)	(5,185)

Exchange Traded Funds - (0.9)%
Consumer Discretionary Select Sector SPDR Fund *	(1,172)	(38,488)
iShares Barclays 20+ Year Treasury Bond Fund	(1,554)	(139,021)
iShares Russell 2000 Index Fund	(195)	(13,223)
SPDR S&P Retail ETF *	(391)	(16,156)

		(206,888)

Food Retail - 0.0%
Whole Foods Market, Inc. *	(212)	(7,664)

Footwear - (0.1)%
K-Swiss, Inc. *	(1,270)	(13,284)

Schedule of Investments
March 31, 2010	SBL Z (Alpha Opportunity Fund)

	Shares	Value
COMMON STOCKS - (20.8)% (continued)
Health Care Equipment - (0.2)%
Intuitive Surgical, Inc. 2,6*	(200)	$(56,100)

Health Care Facilities - 0.0%
Kindred Healthcare, Inc. *	(212)	(3,827)

Health Care Supplies - (0.3)%
Align Technology, Inc. 2,6*	(6,300)	(76,860)

Health Care Technology - (0.4)%
athenahealth, Inc. 2,6*	(2,700)	(96,795)

Home Entertainment Software - (0.2)%
Electronic Arts, Inc. 2,6*	(900)	(36,720)

Home Furnishings - (0.1)%
Mohawk Industries, Inc. *	(212)	(11,528)

Integrated Telecommunication Services - 0.0%
Qwest Communications International, Inc.	(781)	(4,077)

Internet Retail - 0.0%
PetMed Express, Inc.	(354)	(7,848)

Internet Software & Services - (1.2)%
Baidu, Inc. ADR 2,6*	(200)	(53,726)
Digital River, Inc. *	(848)	(25,694)
Equinix, Inc. 2,6*	(1,000)	(79,940)
SAVVIS, Inc. 2,6*	(5,900)	(86,966)
VeriSign, Inc. 2,6*	(1,300)	(33,319)
WebMD Health Corporation *	(195)	(9,044)

		(288,689)

IT Consulting & Other Services - 0.0%
RightNow Technologies, Inc. *	(343)	(6,126)

Leisure Products - (1.4)%
Brunswick Corporation	(212)	(3,386)
Pool Corporation [2,6]	(12,350)	(305,663)

		(309,049)

Life Sciences Tools & Services - (0.6)%
Luminex Corporation2,6*	(2,700)	(68,823)
Sequenom, Inc. 2,6*	(3,140)	(64,716)

		(133,539)

Oil & Gas Exploration & Production - (0.5)%
BPZ Resources, Inc. 2,6*	(6,000)	(112,800)

Oil & Gas Refining & Marketing - (0.1)%
Valero Energy Corporation	(818)	(16,115)

Pharmaceuticals - (0.8)%
Auxilium Pharmaceuticals, Inc. 2,6*	(1,960)	(72,167)
Perrigo Company	(173)	(10,159)
Sepracor, Inc. [2,6]*	(1,350)	(23,625)
XenoPort, Inc. 2,6*	(1,790)	(82,036)

		(187,987)

Photographic Products - 0.0%
Eastman Kodak Company	(677)	(3,920)

Regional Banks - (0.5)%
PrivateBancorp, Inc. [2,6]	(2,400)	(103,200)

Residential REIT’s - 0.0%
Mid-America Apartment Communities, Inc.	(184)	(9,529)

Restaurants - (0.3)%
Cheesecake Factory, Inc. *	(962)	(26,031)
PF Chang’s China Bistro, Inc. *	(408)	(18,005)
Ruby Tuesday, Inc. *	(391)	(4,133)
Sonic Corporation *	(391)	(4,321)
Texas Roadhouse, Inc. *	(586)	(8,139)

		(60,629)

Security & Alarm Services - (0.2)%
Brink’s Company	(1,296)	(36,586)

Semiconductor Equipment - (0.1)%
Varian Semiconductor Equipment Associates, Inc. 2,6*	(1,270)	(33,299)

Semiconductors - (0.8)%
Cree, Inc. 2,6*	(4,200)	(115,332)
Rambus, Inc. 2,6*	(3,680)	(56,451)

		(171,783)

Soft Drinks - (0.5)%
Dr Pepper Snapple Group, Inc.	(386)	(13,576)
Hansen Natural Corporation2,6*	(3,270)	(96,825)

		(110,401)

Specialized Finance - (0.2)%
Moody’s Corporation	(1,273)	(37,872)
NASDAQ OMX Group, Inc. *	(391)	(8,258)

		(46,130)

Specialized REIT’s - (0.1)%
Healthcare Realty Trust, Inc.	(663)	(15,441)

Specialty Chemicals - (0.2)%
Zoltek Companies, Inc. 2,6*	(2,900)	(52,867)

Specialty Stores - 0.0%
Books-A-Million, Inc.	(1,123)	(8,130)

Steel - (0.1)%
Allegheny Technologies, Inc.	(409)	(22,082)

Systems Software - (0.8)%
Red Hat, Inc. 2,6*	(3,300)	(58,905)
VMware, Inc. 2,6*	(2,500)	(71,450)

		(130,355)

Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. *	(202)	(3,864)
Watsco, Inc.	(44)	(2,503)

		(6,367)

Schedule of Investments
March 31, 2010	SBL Z (Alpha Opportunity Fund)

	Shares	Value
COMMON STOCKS — (20.8)% (continued)
Wireless Telecommunication Services — (0.8)%
Clearwire Corporation 2,6*	(2,660)	$(30,138)
Leap Wireless International, Inc. 2,6*	(1,600)	(69,440)
SBA Communications Corporation2,6*	(2,600)	(74,854)
Telephone & Data Systems, Inc.	(196)	(6,635)

		(181,067)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $4,557,983)		$(4,656,221)

	Shares	Value
FOREIGN STOCKS — (16.9)%
Airlines — (0.2)%
Ryanair Holdings plc 2,6*	(10,200)	$(38,219)

Airport Services — (0.9)%
Beijing Capital International Airport Company, Ltd. [2,6]	(232,000)	(200,659)

Apparel, Accessories & Luxury Goods — (0.1)%
C C Land Holdings, Ltd. [2,6]	(53,000)	(14,782)

Automobile Manufacturers — (2.3)%
Volkswagen AG2,6	(1,300)	(538,567)

Biotechnology — (1.0)%
Basilea Pharmaceutica 2,6*	(500)	(83,364)
Intercell AG [2,6] *	(2,000)	(78,778)
Zeltia S.A. [2,6]	(8,500)	(57,969)

		(220,111)

Broadcasting — (0.1)%
Tokyo Broadcasting System Holdings, Inc. [2,6]	(1,300)	(21,836)

Cable & Satellite — (0.3)%
Sky Deutschland AG 2,6*	(4,200)	(68,952)

Casinos & Gaming — (0.9)%
bwin Interactive Entertainment AG 2,6*	(1,700)	(48,431)
Genting Singapore plc 2,6*	(132,800)	(43,724)
PartyGaming plc [2,6]	(16,200)	(60,974)

		(153,129)

Coal & Consumable Fuels — (0.4)%
Aquila Resources, Ltd.2,6*	(2,860)	(22,783)
Riversdale Mining, Ltd.2,6*	(7,100)	(54,028)

		(76,811)

Construction & Engineering - (0.2)%
Ausenco, Ltd. 2,6	(2,300)	(24,817)
China Communications Construction Company, Ltd. [2,6]	(16,000)	(16,571)

		(41,388)

Construction & Farm Machinery & Heavy Trucks — (0.1)%
China National Materials Company, Ltd. [2,6]	(37,600)	(19,168)

Construction Materials — (0.2)%
Anhui Conch Cement Company, Ltd. [2,6]	(5,500)	(24,761)
China National Building Material Company, Ltd. [2,6]	(17,300)	(23,432)

		(48,193)

Department Stores — (1.0)%
Marui Group Company, Ltd. [2,6]	(31,000)	(233,862)

Diversified Banks — (1.8)%
Aozora Bank, Ltd. 2,6*	(17,300)	(27,860)
Erste Group Bank AG [2,6]	(5,500)	(337,971)
Mizuho Financial Group, Inc.2,6*	(12,000)	(49,593)
Mizuho Trust & Banking Company, Ltd. 2,6*	(18,800)	(26,216)

		(441,640)

Diversified Metals & Mining - (0.3)%
Fushan International Energy Group, Ltd. [2,6]	(70,000)	(25,165)
Western Areas NL [2,6]	(6,600)	(47,324)

		(72,489)

Diversified Real Estate Activities - (0.1)%
Franshion Properties China, Ltd. [2,6]	(84,600)	(23,552)

Electrical Components & Equipment — (0.1)%
Toyo Tanso Company, Ltd. [2,6]	(600)	(32,408)

Electronic Manufacturing Services - (0.4)%
IEC Electronics Corporation 2,6*	(4,200)	(83,657)

Gold — (0.8)%
Agnico-Eagle Mines, Ltd. 2,5,6*	(1,900)	(125,612)
Sino Gold Mining, Ltd. 2,6*	(9,100)	(37,425)

		(163,037)

Highways & Railtracks — (2.1)%
Brisa Auto-Estradas de Portugal S.A. [2,6]	(47,200)	(490,927)

Household Appliances — (1.9)%
Electrolux AB [2,6]	(32,100)	(422,058)

Industrial Machinery — (0.1)%
Japan Steel Works, Ltd. [2,6]	(1,600)	(22,196)
Meyer Burger Technology AG 2,6*	(200)	(49,879)

		(72,075)

Internet Software & Services - (0.2)%
Access Company, Ltd. [2,6]	(18)	(34,682)

Investment Banking & Brokerage - (0.1)%
Monex Group, Inc. [2,6]	(83)	(29,140)

Marine Ports & Services — (0.1)%
China Merchants Holdings International Company, Ltd. [2,6]	(4,900)	(17,461)

Schedule of Investments
March 31, 2010	SBL Z (Alpha Opportunity Fund)

	Shares	Value
FOREIGN STOCKS — (16.9)% (continued)
Oil & Gas Equipment & Services - (0.3)%
Modec, Inc. [2,6]	(1,000)	$(25,772)
Sevan Marine ASA 2,6*	(6,300)	(33,049)
Trican Well Service, Ltd. [2,6]	(2,200)	(37,447)

		(96,268)

Oil & Gas Exploration & Production - (0.3)%
Arrow Energy, Ltd. 2,6*	(9,500)	(24,514)
Queensland Gas Company, Ltd. 2,6*	(13,600)	(52,898)

		(77,412)

Precious Metals & Minerals - (0.3)%
Silver Wheaton Corporation 2,6*	(6,500)	(68,246)

Real Estate Operating Companies - (0.3)%
Aeon Mall Company, Ltd. [2,6]	(1,900)	(58,221)

TOTAL FOREIGN STOCKS SOLD SHORT (proceeds $3,700,747)		$(3,858,950)

	Shares	Value
FOREIGN RIGHTS — (0.0)%
Automobile Manufacturers — (0.0)%
Volkswagen AG Expires 04/13/10	1,300	$(808)

TOTAL RIGHT (proceeds $2,258)		$(808)

TOTAL SECURITIES SOLD SHORT — (37.7%) (proceeds $8,260,988)		$(8,515,979)

INVESTMENT CONCENTRATION
At March 31, 2010, the investment diversification of the Series was as follows:

	% of Net
Country	Assets	Value

United States	111.2%	$25,172,411
Cayman Islands	3.2	720,493
Jersey	1.4	323,224
Ireland	0.9	216,337
Belgium	0.7	162,012
United Kingdom	0.6	146,734
Bermuda	0.2	63,854
US	0.2	53,074
Switzerland	0.0	1,934
Brazil	0.0	0
Norway	(0.1)	(33,049)
Singapore	(0.2)	(43,724)
Spain	(0.3)	(57,969)
Gibraltar	(0.3)	(60,974)
Hong Kong	(0.3)	(66,178)
Canada	(0.4)	(80,955)
Republic of Korea	(1.2)	(263,294)
Australia	(1.2)	(268,639)
China	(1.3)	(284,591)
Sweden	(1.9)	(422,058)
Japan	(2.1)	(482,005)
Portugal	(2.1)	(490,927)
Austria	(2.2)	(516,749)
Germany	(2.6)	(609,135)

Total Investments	102.2	$23,179,826

For federal income tax purposes the identified cost of investments owned at March 31, 2010 was $24,656,707.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security

[1]	Security is segregated as collateral for open short positions.

[2]	Value determined based on Level 3 inputs.

[3]	Value determined based on Level 2 inputs.

[4]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[5]	Security was acquired through a private placement.

[6]	Security is fair valued by the Valuation Committee at March 31, 2010. The total market value of fair valued securities amounts to ($7,786,655) (cost $(7,521,057)), or (34.3%) of total net assets.

[7]	All or a portion of the security is deemed illiquid. The total market value of illiquid securities is $8,108,056 (cost $8,714,945), or 35.8% of total net assets. The security was deemed liquid at the time of purchase. The security is deemed illiquid due to the Fund’s exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services.

[8]	Security is segregated as collateral for open futures contracts.

[9]	Security is deemed illiquid. The total market value of illiquid securities is $0 (cost $101,261), or 0.0% of total net assets.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation/Depreciation on Investments
          For federal income tax purposes, the amounts of unrealized appreciation (depreciation) for each Series’ investments, were as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)
Fund A
(Large Cap Core)	$28,852,320	$(10,684,650)	$18,167,670
Fund B
(Large Cap Value)	51,951,403	(24,473,823)	27,477,580
Fund C
(Money Market)	8,484	(27,466)	(18,982)
Fund D
(Global)	27,034,809	(997,520)	26,037,289
Fund E
(U.S. Intermediate Bond)	2,902,746	(1,950,556)	952,190
Fund H
(Enhanced Index)	3,077,226	(871,390)	2,205,836
Fund J
(Mid Cap Growth)	26,974,189	(723,525)	26,250,664
Fund N
(Managed Asset Allocation)	6,867,168	(2,600,105)	4,267,063
Fund O
(Equity Income)	17,164,725	(14,459,563)	2,705,162
Fund P
(High Yield)	19,476,412	(10,493,507)	8,982,905
Fund Q
(Small Cap Value)	31,358,904	(2,843,968)	28,514,936
Fund V
(Mid Cap Value)	52,964,764	(24,684,198)	28,280,566
Fund X
(Small Cap Growth)	8,310,966	(649,321)	7,661,645
Fund Y
(Large Cap Concentrated Growth)	5,146,324	(73,158)	5,073,166
Fund Z
(Alpha Opportunity)	2,920,244	(1,381,534)	1,538,710
2. Open Futures Contracts
     Open futures contracts for Series H and Series Z as of March 31, 2010 were as follows:

	Fund H	Fund Z
	S&P 500 E-Mini Future	S&P 500 Index Future
Position	Long	Long
Number of Contracts	3	19
Expiration Date	6/18/2010	6/18/2010
Contract Amount	174,269	5,446,916
Market Value	174,780	5,534,700
Unrealized Gain	511	87,784
3. Options Written
The following options written were outstanding for Fund Q and Fund V as of March 31, 2010:
Fund Q Put Options Written

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Group 1 Automotive, Inc.	04/16/10	$25.00	233	2,330

Total call options outstanding (premiums received, $33,717)			233	$2,330

Fund V Put Options Written

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Group 1 Automotive, Inc.	04/16/10	$25.00	580	$5,800
Total call options outstanding (premiums received, $83,931)			580	$5,800

NOTES TO FINANCIAL STATEMENTS (continued)
4. Affiliated Issuers
     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Fund V as of March 31, 2010 amounted to $16,136 which represents 0.0% of net assets. There were no affiliated companies held in any other Funds. Transactions in Fund V during the period ended March 31, 2010 in which the portfolio company is an “affiliated person” are as follows:

	Balance	Gross	Gross	Balance	Realized	Investment
	12/31/2009	Additions	Reductions	3/31/2010	Gain/(Loss)	Income

Hydrogen Corporation (Shares)	672,346	—	—	672,346	—	—
Hydrogen Corporation (Cost)	$2,571,575	$—	$—	$2,571,575	$—	$—

*	As a result of Fund V’s beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Fund state that it may be deemed an affiliate of the respective portfolio company. The Fund disclaims that the “affliated persons” are affiliates of the Distributor, Advisor, Fund or any other client of the Advisor.
5. Summary of Fair Value Exposure at Each Level
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish betwenn (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determing the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1	—	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset backed securities, certain corporate debt and certain derivatives.
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of March 31, 2010. These assets are measured on a recurring basis.

		LEVEL 1	LEVEL 2	LEVEL 3
		quoted prices in active		significant
		markets for identical	significant other	unobservable
Description	Total	assets	observable units	inputs
SBL Fund:
Fund A (Large Cap Core)
ASSETS:
Common Stocks	$195,715,999	$195,715,999	$—	$—

Fund B (Large Cap Value)
ASSETS:
Common Stocks	286,124,067	286,124,067		—
Commercial Paper	10,999,898	—	10,999,898	—

Total	297,123,965	286,124,067	10,999,898	—

Fund C (Money Market)
ASSETS:
Asset Backed Securities	441,327	—	441,327	—
U.S. Government Sponsored Agency Bonds & Notes	77,785,654	—	77,785,654	—
Commercial Paper	60,692,257	—	60,692,257	—

Total	138,919,238	—	138,919,238	—

NOTES TO FINANCIAL STATEMENTS (continued)
5. Summary of Fair Value Exposure at Each Level (continued)

		LEVEL 1	LEVEL 2	LEVEL 3
		quoted prices in active		significant
		markets for identical	significant other	unobservable
Description	Total	assets	observable units	inputs
Fund D (Global)
ASSETS:
Common Stocks	132,124,019	132,124,019	—	—
Foreign Stocks	133,792,814	133,792,814	—	—
Rights	8,584	8,584		—
Short Term Investments	2,908,321	—	2,908,321	—

Total	268,833,738	265,925,417	2,908,321	—

Fund E (U.S. Intermediate Bond)
ASSETS:
Corporate Bond	76,492,516	—	76,492,516	—
Preferred Stock	213,348	—	—	213,348
Mortgage Backed Securities	1,790,383	—	1,790,383	—
Asset Backed Securities	356,063	—	356,063	—
U.S. Government Sponsored Agency Bonds & Notes	13,091,507	—	13,091,507	—
U.S. Government Securities	38,482,885	—	38,482,885	—

Total	130,426,702	—	130,213,354	213,348

Fund H (Enhanced Index)
ASSETS:
Common Stocks	46,959,399	46,959,399	—	—
U.S. Government Securities	124,983	124,983	—	—
Futures Contracts	511	511	—	—

Total	47,084,893	47,084,893	—	—

Fund J (Mid Cap Growth)
ASSETS:
Common Stocks	156,474,990	156,474,990	—	—
Warrants	830	—	830	—

Total	156,475,820	156,474,990	830	—

Fund N (Managed Asset Allocation)
ASSETS:
Common Stocks	42,378,178	42,378,178	—	—
Foreign Stocks	10,238,800	10,238,800	—	—
Preferred Stock	1,334	1,334	—	—
Rights	278	278	—	—
Warrants	10	10	—	—
Corporate Bond	10,258,781	—	10,258,781	—
Foreign Bond	71,724	—	71,724	—
Foreign Government Bond	121,532	—	121,532	—
Municipal Bond	315,441	—	315,441	—
Mortgage Backed Securities	8,698,066	—	8,698,066	—
Asset Backed Securities	845,883	—	845,883	—
U.S. Government Sponsored Agency Bonds & Notes	10,583	—	10,583	—
U.S. Government Securities	5,938,885	—	5,938,885	—
Short Term Investments	3,383,552	—	3,383,552	—

Total	82,263,047	52,618,600	29,644,447	—

Fund O (All Cap Value)
ASSETS:
Common Stocks	166,792,919	166,792,919	—	—
Commercial Paper	3,000,000	—	3,000,000	—

Total	169,792,919	166,792,919	3,000,000	—

NOTES TO FINANCIAL STATEMENTS (continued)
5. Summary of Fair Value Exposure at Each Level (continued)

		LEVEL 1	LEVEL 2	LEVEL 3
		quoted prices in active		significant
		markets for identical	significant other	unobservable
Description	Total	assets	observable units	inputs
Fund P (High Yield Fund)
ASSETS:
Common Stocks	863,495	736,503	—	126,992
Preferred Stock	554,308	492,986	—	61,322
Convertible Bonds	6,841,063	—	6,841,063	—
Corporate Bond	118,488,381	—	117,884,381	604,000
Foreign Bond	453,043	—	453,043	—
Warrants	39,355	—	—	39,355

Total	127,239,645	1,229,489	125,178,487	831,669

Fund Q (Small Cap Value)
ASSETS:
Common Stocks	127,087,624	127,087,624	—	—

LIABILITIES:
Written Options (net of premiums received)	31,387	31,387	—	—

Fund V (Mid Cap Value)
ASSETS:
Common Stocks	304,749,364	304,749,364	—	—
Warrants	857	—	857	—
Convertible Bonds	2,826,250	—	2,826,250	—
Repurchase Agreement	6,999,913	—	6,999,913	—

Total	314,576,384	304,749,364	9,827,020	—

LIABILITIES:
Written Options (net of premiums received)	78,131	78,131	—	—

Fund X (Small Cap Growth)
Common Stocks	35,527,700	35,527,700	—	—

Fund Y (Select 25)
Common Stocks	42,060,973	42,060,973	—	—

Fund Z (Alpha Opportunity)
ASSETS:
Common Stocks	17,477,203	17,477,203	—	—
Foreign Stocks	392,403	392,403	—	—
U.S. Government Sponsored Agency Bonds & Notes	4,799,657	—	4,799,657	—
Short Term Investments	755,497	—	755,497	—
Repurchase Agreement	2,770,657	—	2,770,657	—
Futures Contracts	87,784	87,784	—	—

Total	26,283,201	17,957,390	8,325,811	—

LIABILITIES:
Common Stocks (sold short)	(4,656,221)	(729,324)	—	(3,926,897)
Foreign Stocks (sold short)	(3,858,950)	—	—	(3,858,950)
Foreign Rights (sold short)	(808)	—	—	(808)

Total	(8,515,979)	(729,324)	—	(7,786,655)

NOTES TO FINANCIAL STATEMENTS (continued)
6. Schedule of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments

Fund E (U.S. Intermediate Bond)
ASSETS:
Beginning Balance	$224,706
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	(11,358)
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	213,348

Fund P (High Yield)
ASSETS:
Beginning Balance	$781,517
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	298,401
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	(248,249)

Ending Balance	831,669

Fund Z (Alpha Opportunity)
LIABILITIES:
Beginning Balance	$7,786,655
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	—
Purchases & sales (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	7,786,655

NOTES TO FINANCIAL STATEMENTS (continued)
8. Security Valuation
Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2.	Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SBL FUND
By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	May 28, 2010

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date:	May 28, 2010